UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4681

Name of Registrant:	Vanguard Bond Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1:	Schedule of Investments

Vanguard Short-Term Bond Index Fund
Schedule of Investments
March 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (69.3%)

U.S. Government Securities (43.7%)
U.S. Treasury Bond	13.250%	5/15/2014	35,000	43,438
U.S. Treasury Note	6.250%	2/15/2007	1,000	1,011
U.S. Treasury Note	3.625%	4/30/2007	108,975	107,528
U.S. Treasury Note	3.125%	5/15/2007	116,250	114,016
U.S. Treasury Note	6.625%	5/15/2007	16,000	16,297
U.S. Treasury Note	3.500%	5/31/2007	150,100	147,731
U.S. Treasury Note	3.625%	6/30/2007	172,575	169,905
U.S. Treasury Note	3.875%	7/31/2007	9,575	9,451
U.S. Treasury Note	2.750%	8/15/2007	40,450	39,313
U.S. Treasury Note	3.250%	8/15/2007	5,400	5,284
U.S. Treasury Note	6.125%	8/15/2007	47,150	47,916
U.S. Treasury Note	4.375%	12/31/2007	166,000	164,677
U.S. Treasury Note	3.000%	2/15/2008	83,400	80,676
U.S. Treasury Note	3.375%	2/15/2008	47,700	46,456
U.S. Treasury Note	5.500%	2/15/2008	3,725	3,769
U.S. Treasury Note	2.625%	5/15/2008	3,500	3,346
U.S. Treasury Note	3.750%	5/15/2008	6,900	6,752
U.S. Treasury Note	5.625%	5/15/2008	123,150	125,075
U.S. Treasury Note	3.250%	8/15/2008	28,875	27,864
U.S. Treasury Note	3.125%	9/15/2008	1,000	961
U.S. Treasury Note	3.125%	10/15/2008	17,200	16,507
U.S. Treasury Note	3.375%	11/15/2008	103,300	99,621
U.S. Treasury Note	3.375%	12/15/2008	5,875	5,661
U.S. Treasury Note	3.000%	2/15/2009	41,975	39,935
U.S. Treasury Note	2.625%	3/15/2009	13,500	12,692
U.S. Treasury Note	3.125%	4/15/2009	38,125	36,314
U.S. Treasury Note	3.875%	5/15/2009	24,825	24,146
U.S. Treasury Note	4.000%	6/15/2009	13,450	13,122
U.S. Treasury Note	3.625%	7/15/2009	11,700	11,278
U.S. Treasury Note	3.500%	8/15/2009	28,925	27,745
U.S. Treasury Note	6.000%	8/15/2009	7,275	7,538
U.S. Treasury Note	3.375%	10/15/2009	5,575	5,315
U.S. Treasury Note	3.500%	11/15/2009	7,375	7,051
U.S. Treasury Note	3.500%	12/15/2009	12,150	11,611
U.S. Treasury Note	3.500%	2/15/2010	125	119
U.S. Treasury Note	6.500%	2/15/2010	71,025	75,142
U.S. Treasury Note	4.000%	3/15/2010	77,375	75,090
U.S. Treasury Note	4.000%	4/15/2010	68,075	66,012
U.S. Treasury Note	3.875%	5/15/2010	98,825	95,320
U.S. Treasury Note	3.875%	7/15/2010	1,125	1,084
U.S. Treasury Note	4.125%	8/15/2010	122,425	119,039
U.S. Treasury Note	3.875%	9/15/2010	6,350	6,108
U.S. Treasury Note	4.250%	10/15/2010	161,375	157,592
U.S. Treasury Note	4.500%	11/15/2010	23,675	23,357
U.S. Treasury Note	4.375%	12/15/2010	6,900	6,767
U.S. Treasury Note	4.500%	2/28/2011	73,000	71,928
U.S. Treasury Note	5.000%	8/15/2011	89,800	90,586
U.S. Treasury Note	4.875%	2/15/2012	10,625	10,642

				2,278,788

Agency Bonds and Notes (25.6%)
1 Federal Farm Credit Bank	3.250%	6/15/2007	7,525	7,367
1 Federal Farm Credit Bank	3.000%	12/17/2007	13,825	13,349
1 Federal Farm Credit Bank	3.375%	7/15/2008	4,475	4,307
1 Federal Farm Credit Bank	4.125%	4/15/2009	2,625	2,553
1 Federal Farm Credit Bank	4.125%	7/17/2009	10,000	9,699
1 Federal Farm Credit Bank	4.875%	2/18/2011	2,350	2,325
1 Federal Home Loan Bank	4.250%	4/16/2007	62,125	61,577
1 Federal Home Loan Bank	4.625%	7/18/2007	20,250	20,122
1 Federal Home Loan Bank	3.875%	9/14/2007	23,000	22,601
1 Federal Home Loan Bank	4.850%	2/6/2008	54,500	54,229
1 Federal Home Loan Bank	3.375%	2/15/2008	7,500	7,263
1 Federal Home Loan Bank	2.750%	3/14/2008	17,500	16,742
1 Federal Home Loan Bank	4.750%	3/14/2008	23,000	22,835
1 Federal Home Loan Bank	2.625%	7/15/2008	35,000	33,173
1 Federal Home Loan Bank	3.875%	8/22/2008	50,750	49,365
1 Federal Home Loan Bank	5.800%	9/2/2008	16,000	16,242
1 Federal Home Loan Bank	3.000%	4/15/2009	10,000	9,429
1 Federal Home Loan Bank	3.750%	8/18/2009	30,000	28,750
1 Federal Home Loan Bank	3.875%	1/15/2010	55,000	52,673
1 Federal Home Loan Mortgage Corp.	4.125%	4/2/2007	54,975	54,443
1 Federal Home Loan Mortgage Corp.	4.000%	8/17/2007	2,000	1,970
1 Federal Home Loan Mortgage Corp.	5.750%	4/15/2008	25,500	25,814
1 Federal Home Loan Mortgage Corp.	3.875%	6/15/2008	70,000	68,214
1 Federal Home Loan Mortgage Corp.	5.125%	10/15/2008	82,500	82,550
1 Federal Home Loan Mortgage Corp.	4.875%	2/17/2009	40,000	39,762
1 Federal Home Loan Mortgage Corp.	5.750%	3/15/2009	74,500	75,833
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	30,000	31,393
1 Federal Home Loan Mortgage Corp.	4.125%	7/12/2010	42,000	40,383
1 Federal National Mortgage Assn	5.250%	4/15/2007	25,000	25,031
1 Federal National Mortgage Assn	4.250%	7/15/2007	15,000	14,842
1 Federal National Mortgage Assn	4.750%	8/3/2007	37,500	37,315
1 Federal National Mortgage Assn	3.000%	8/15/2007	15,000	14,583
1 Federal National Mortgage Assn	3.250%	1/15/2008	13,000	12,592
1 Federal National Mortgage Assn	5.750%	2/15/2008	96,500	97,575
1 Federal National Mortgage Assn	6.000%	5/15/2008	33,075	33,655
1 Federal National Mortgage Assn	3.875%	7/15/2008	10,000	9,736
1 Federal National Mortgage Assn	5.250%	1/15/2009	48,500	48,697
1 Federal National Mortgage Assn	3.250%	2/15/2009	17,500	16,647
1 Federal National Mortgage Assn	6.375%	6/15/2009	28,500	29,542
1 Federal National Mortgage Assn	6.625%	9/15/2009	28,000	29,309
1 Federal National Mortgage Assn	7.250%	1/15/2010	77,000	82,466
1 Federal National Mortgage Assn	4.250%	8/15/2010	2,000	1,929
1 Federal National Mortgage Assn	6.625%	11/15/2010	15,000	15,874
1 Tennessee Valley Auth	5.375%	11/13/2008	11,003	11,071

				1,335,827

Total U.S. Government and Agency Obligations
(Cost $3,676,713)				3,614,615

Corporate Bonds (23.9%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
2 California Infrastructure & Economic Development Bank Special Purpose Trust	6.310%	9/25/2008	157	158
2 Countrywide Home Loans	4.054%	5/25/2033	844	827
2 M&I Auto Loan Trust	3.040%	10/20/2008	463	461
2 Salomon Brothers Mortgage Securities VII	4.124%	9/25/2033	4,732	4,618
2 USAA Auto Owner Trust	2.930%	7/16/2007	105	105
2 Wachovia Auto Owner Trust	4.790%	4/20/2010	4,400	4,373

				10,542

Finance (13.0%)
Banking (6.0%)
ABN AMRO Bank NV	7.125%	6/18/2007	4,000	4,083
Associates Corp. of North America	6.250%	11/1/2008	8,000	8,177
Banc One Corp.	7.600%	5/1/2007	2,000	2,050
Bank of America Corp.	3.375%	2/17/2009	500	475
Bank of America Corp.	7.800%	2/15/2010	2,500	2,709
Bank of America Corp.	4.250%	10/1/2010	1,550	1,480
Bank of America Corp.	4.375%	12/1/2010	6,125	5,884
Bank of America Corp.	7.400%	1/15/2011	7,000	7,564
Bank of New York Co., Inc.	3.750%	2/15/2008	3,250	3,167
Bank of New York Co., Inc.	4.950%	1/14/2011	2,825	2,779
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	5,250	5,811
Bank One Corp.	4.125%	9/1/2007	4,500	4,436
Bank One Corp.	2.625%	6/30/2008	3,600	3,404
Bank One Corp.	6.000%	8/1/2008	1,500	1,525
Bank One Corp.	6.000%	2/17/2009	5,000	5,087
BankAmerica Corp.	6.625%	8/1/2007	4,210	4,288
BankAmerica Corp.	5.875%	2/15/2009	3,500	3,557
BankBoston NA	6.375%	3/25/2008	2,500	2,552
Citicorp	6.375%	11/15/2008	4,475	4,589
Citigroup, Inc.	6.500%	2/15/2008	6,300	6,438
Citigroup, Inc.	3.625%	2/9/2009	6,325	6,058
Citigroup, Inc.	4.250%	7/29/2009	6,245	6,048
Citigroup, Inc.	4.625%	8/3/2010	2,475	2,406
Citigroup, Inc.	6.500%	1/18/2011	3,000	3,136
Citigroup, Inc.	5.125%	2/14/2011	3,930	3,881
Credit Suisse First Boston USA, Inc.	5.750%	4/15/2007	1,225	1,232
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	6,125	6,066
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	3,500	3,374
Credit Suisse First Boston USA, Inc.	4.700%	6/1/2009	5,500	5,401
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	925	906
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	1,000	990
Depfa Bank	3.625%	10/29/2008	2,000	1,941
Deutsche Bank Financial, Inc.	7.500%	4/25/2009	1,500	1,592
Fifth Third Bank	3.375%	8/15/2008	3,100	2,974
Fifth Third Bank	4.200%	2/23/2010	1,000	959
FirstStar Bank	7.125%	12/1/2009	2,000	2,114
Fleet Boston Financial Corp.	3.850%	2/15/2008	3,700	3,612
Golden West Financial Corp.	4.125%	8/15/2007	3,250	3,203
HSBC Bank USA	3.875%	9/15/2009	2,500	2,391
HSBC Holdings PLC	7.500%	7/15/2009	3,500	3,715
J.P. Morgan, Inc.	6.000%	1/15/2009	1,625	1,654
JPMorgan Chase & Co.	5.250%	5/30/2007	1,775	1,777
JPMorgan Chase & Co.	3.700%	1/15/2008	1,000	976
JPMorgan Chase & Co.	4.000%	2/1/2008	1,770	1,732
JPMorgan Chase & Co.	3.625%	5/1/2008	3,000	2,908
JPMorgan Chase & Co.	3.500%	3/15/2009	10,250	9,756
JPMorgan Chase & Co.	6.750%	2/1/2011	2,950	3,104
Key Bank NA	5.000%	7/17/2007	1,000	997
Key Bank NA	7.000%	2/1/2011	975	1,036
KeyCorp	4.700%	5/21/2009	2,000	1,965
Marshall & Ilsley Bank	4.125%	9/4/2007	2,500	2,462
Marshall & Ilsley Bank	4.500%	8/25/2008	500	491
Marshall & Ilsley Corp.	4.375%	8/1/2009	1,350	1,314
MBNA America Bank NA	5.375%	1/15/2008	3,750	3,762
MBNA America Bank NA	4.625%	8/3/2009	2,250	2,212
Mellon Financial Co.	6.375%	2/15/2010	1,000	1,034
Mellon Funding Corp.	6.700%	3/1/2008	1,000	1,027
Mellon Funding Corp.	3.250%	4/1/2009	3,000	2,835
National Australia Bank	8.600%	5/19/2010	2,000	2,227
National City Bank	4.150%	8/1/2009	2,550	2,459
National City Bank	4.500%	3/15/2010	600	581
National City Bank of Indiana	4.875%	7/20/2007	2,200	2,190
National City Corp.	3.200%	4/1/2008	500	481
National Westminster Bank PLC	7.375%	10/1/2009	4,000	4,244
NationsBank Corp.	6.375%	2/15/2008	3,300	3,365
PNC Funding Corp.	4.200%	3/10/2008	1,250	1,225
PNC Funding Corp.	7.500%	11/1/2009	1,875	1,999
Popular North America, Inc.	4.250%	4/1/2008	2,000	1,952
Regions Financial Corp.	4.500%	8/8/2008	3,400	3,343
Republic New York Corp.	7.750%	5/15/2009	2,400	2,569
Royal Bank of Canada	4.125%	1/26/2010	4,200	4,026
Royal Bank of Scotland Group PLC	6.375%	2/1/2011	1,500	1,557
Santander Central Hispano Issuances	7.625%	11/3/2009	5,000	5,351
Santander Central Hispano Issuances	7.625%	9/14/2010	1,650	1,791
Sanwa Bank Ltd.	8.350%	7/15/2009	3,000	3,250
3 Sovereign Bancorp, Inc.	4.800%	9/1/2010	2,600	2,511
Sumitomo Bank International Finance NV	8.500%	6/15/2009	6,025	6,558
SunTrust Banks, Inc.	6.250%	6/1/2008	2,250	2,297
The Chase Manhattan Corp.	6.375%	4/1/2008	1,950	1,990
Union Planters Bank NA	5.125%	6/15/2007	1,630	1,628
US Bancorp	5.100%	7/15/2007	4,000	3,993
US Bancorp	3.950%	8/23/2007	3,000	2,949
US Bancorp	3.125%	3/15/2008	1,325	1,274
US Bank NA	3.700%	8/1/2007	1,775	1,742
US Bank NA	4.125%	3/17/2008	3,000	2,939
US Bank NA	4.400%	8/15/2008	450	442
Wachovia Bank NA	4.375%	8/15/2008	750	737
Wachovia Corp.	3.500%	8/15/2008	2,000	1,923
Wachovia Corp.	3.625%	2/17/2009	10,175	9,748
Wachovia Corp.	4.375%	6/1/2010	2,625	2,531
Wachovia Corp.	7.800%	8/18/2010	2,000	2,185
Wachovia Corp.	5.350%	3/15/2011	1,125	1,123
Washington Mutual, Inc.	4.000%	1/15/2009	6,000	5,795
Washington Mutual, Inc.	4.200%	1/15/2010	400	383
Washington Mutual, Inc.	8.250%	4/1/2010	1,500	1,639
Wells Fargo & Co.	5.250%	12/1/2007	2,000	2,001
Wells Fargo & Co.	4.125%	3/10/2008	11,550	11,317
Wells Fargo & Co.	3.125%	4/1/2009	2,220	2,092
Wells Fargo & Co.	4.200%	1/15/2010	7,680	7,381
Wells Fargo & Co.	4.625%	8/9/2010	2,100	2,042
Wells Fargo & Co.	4.875%	1/12/2011	2,225	2,180
World Savings Bank, FSB	4.125%	3/10/2008	1,550	1,519
World Savings Bank, FSB	4.125%	12/15/2009	2,000	1,919
Brokerage (2.2%)
Ameriprise Financial Inc.	5.350%	11/15/2010	2,150	2,129
Bear Stearns Co., Inc.	7.800%	8/15/2007	2,375	2,455
Bear Stearns Co., Inc.	4.000%	1/31/2008	1,750	1,712
Bear Stearns Co., Inc.	2.875%	7/2/2008	3,000	2,852
Bear Stearns Co., Inc.	7.625%	12/7/2009	1,000	1,074
Bear Stearns Co., Inc.	4.550%	6/23/2010	1,650	1,596
Bear Stearns Co., Inc.	4.500%	10/28/2010	900	867
Goldman Sachs Group, Inc.	4.125%	1/15/2008	1,750	1,718
Goldman Sachs Group, Inc.	3.875%	1/15/2009	5,925	5,712
Goldman Sachs Group, Inc.	6.650%	5/15/2009	5,300	5,496
Goldman Sachs Group, Inc.	7.350%	10/1/2009	1,500	1,594
Goldman Sachs Group, Inc.	4.500%	6/15/2010	11,275	10,890
Goldman Sachs Group, Inc.	5.000%	1/15/2011	800	785
Lehman Brothers Holdings, Inc.	4.000%	1/22/2008	2,500	2,449
Lehman Brothers Holdings, Inc.	7.000%	2/1/2008	2,500	2,574
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	5,175	4,970
Lehman Brothers Holdings, Inc.	3.600%	3/13/2009	2,200	2,100
Lehman Brothers Holdings, Inc.	3.950%	11/10/2009	5,200	4,961
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	725	697
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	1,450	1,400
Lehman Brothers Holdings, Inc.	7.875%	8/15/2010	2,000	2,187
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	3,150	3,096
Merrill Lynch & Co., Inc.	3.375%	9/14/2007	6,050	5,897
Merrill Lynch & Co., Inc.	4.000%	11/15/2007	4,525	4,440
Merrill Lynch & Co., Inc.	3.700%	4/21/2008	1,000	971
Merrill Lynch & Co., Inc.	4.831%	10/27/2008	1,000	990
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	2,875	2,792
Merrill Lynch & Co., Inc.	6.000%	2/17/2009	5,500	5,605
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	1,670	1,606
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	1,000	961
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	2,105	2,055
Merrill Lynch & Co., Inc.	4.500%	11/4/2010	1,500	1,445
Morgan Stanley Dean Witter	5.800%	4/1/2007	5,125	5,154
Morgan Stanley Dean Witter	3.625%	4/1/2008	5,200	5,037
Morgan Stanley Dean Witter	3.875%	1/15/2009	5,025	4,843
Morgan Stanley Dean Witter	4.250%	5/15/2010	4,875	4,664
Morgan Stanley Dean Witter	5.050%	1/21/2011	4,750	4,672
Finance Companies (3.4%)
American Express Centurion Bank	4.375%	7/30/2009	1,625	1,579
American Express Co.	3.750%	11/20/2007	2,250	2,199
American Express Co.	4.750%	6/17/2009	1,525	1,504
American Express Credit Corp.	3.000%	5/16/2008	3,300	3,154
American General Finance Corp.	3.875%	10/1/2009	2,550	2,422
American General Finance Corp.	4.625%	9/1/2010	1,000	964
Capital One Bank	4.875%	5/15/2008	1,750	1,735
Capital One Bank	4.250%	12/1/2008	2,500	2,430
Capital One Bank	5.000%	6/15/2009	925	912
Capital One Bank	5.750%	9/15/2010	1,000	1,009
4 CIT Group Co. of Canada	4.650%	7/1/2010	2,350	2,273
CIT Group, Inc.	7.375%	4/2/2007	1,000	1,020
CIT Group, Inc.	5.750%	9/25/2007	2,500	2,514
CIT Group, Inc.	3.650%	11/23/2007	2,000	1,948
CIT Group, Inc.	5.500%	11/30/2007	650	651
CIT Group, Inc.	5.000%	11/24/2008	1,775	1,759
CIT Group, Inc.	4.125%	11/3/2009	1,800	1,723
CIT Group, Inc.	4.250%	2/1/2010	2,925	2,802
CIT Group, Inc.	5.200%	11/3/2010	3,700	3,657
CIT Group, Inc.	4.750%	12/15/2010	1,500	1,451
Countrywide Home Loan	5.625%	5/15/2007	2,150	2,156
Countrywide Home Loan	3.250%	5/21/2008	4,500	4,305
Countrywide Home Loan	6.250%	4/15/2009	3,500	3,569
Countrywide Home Loan	4.125%	9/15/2009	1,925	1,841
General Electric Capital Corp.	8.750%	5/21/2007	2,500	2,593
General Electric Capital Corp.	5.000%	6/15/2007	5,150	5,138
General Electric Capital Corp.	4.250%	1/15/2008	8,275	8,137
General Electric Capital Corp.	4.125%	3/4/2008	1,375	1,347
General Electric Capital Corp.	3.500%	5/1/2008	13,900	13,431
General Electric Capital Corp.	3.600%	10/15/2008	2,050	1,969
General Electric Capital Corp.	3.125%	4/1/2009	900	847
General Electric Capital Corp.	4.125%	9/1/2009	2,450	2,361
General Electric Capital Corp.	7.375%	1/19/2010	10,525	11,243
General Electric Capital Corp.	4.875%	10/21/2010	650	637
General Electric Capital Corp.	6.125%	2/22/2011	1,000	1,031
Heller Financial, Inc.	7.375%	11/1/2009	3,200	3,406
HSBC Finance Corp.	4.625%	1/15/2008	1,375	1,361
HSBC Finance Corp.	4.125%	3/11/2008	12,175	11,886
HSBC Finance Corp.	6.400%	6/17/2008	3,600	3,679
HSBC Finance Corp.	4.125%	12/15/2008	6,225	6,039
HSBC Finance Corp.	5.875%	2/1/2009	2,000	2,027
HSBC Finance Corp.	4.750%	5/15/2009	5,275	5,184
HSBC Finance Corp.	4.125%	11/16/2009	2,200	2,108
HSBC Finance Corp.	4.625%	9/15/2010	2,600	2,508
HSBC Finance Corp.	5.250%	1/14/2011	750	741
International Lease Finance Corp.	3.125%	5/3/2007	1,050	1,026
International Lease Finance Corp.	4.500%	5/1/2008	3,000	2,948
International Lease Finance Corp.	6.375%	3/15/2009	2,500	2,564
International Lease Finance Corp.	3.500%	4/1/2009	2,025	1,921
International Lease Finance Corp.	5.125%	11/1/2010	7,850	7,705
International Lease Finance Corp.	5.450%	3/24/2011	975	967
iStar Financial Inc.	4.875%	1/15/2009	1,000	982
iStar Financial Inc.	6.000%	12/15/2010	1,500	1,510
Residential Capital Corp.	6.125%	11/21/2008	2,125	2,124
Residential Capital Corp.	6.375%	6/30/2010	5,300	5,336
Residential Capital Corp.	6.000%	2/22/2011	3,500	3,472
SLM Corp.	5.625%	4/10/2007	4,275	4,290
SLM Corp.	3.625%	3/17/2008	4,500	4,355
SLM Corp.	4.000%	1/15/2009	2,500	2,410
SLM Corp.	4.500%	7/26/2010	1,050	1,011
Insurance (0.8%)
ACE Ltd.	6.000%	4/1/2007	1,900	1,910
Allstate Corp.	7.200%	12/1/2009	2,500	2,651
Allstate Life Global Funding	4.500%	5/29/2009	100	98
4 American International Group, Inc.	2.875%	5/15/2008	1,000	952
3 American International Group, Inc.	4.700%	10/1/2010	2,100	2,029
AXA Financial Inc.	6.500%	4/1/2008	2,000	2,043
CIGNA Corp.	7.400%	5/15/2007	1,000	1,021
Genworth Financial, Inc.	4.750%	6/15/2009	1,625	1,593
Hartford Financial Services Group, Inc.	4.700%	9/1/2007	1,800	1,784
ING USA Global	4.500%	10/1/2010	5,700	5,489
John Hancock Financial Services	5.625%	12/1/2008	350	352
Marsh & McLennan Cos., Inc.	3.625%	2/15/2008	3,000	2,899
Marsh & McLennan Cos., Inc.	5.150%	9/15/2010	50	49
Principal Life Income Funding	3.200%	4/1/2009	1,500	1,411
Principal Life Income Funding	5.125%	3/1/2011	775	767
Protective Life Secured Trust	3.700%	11/24/2008	1,275	1,225
Protective Life Secured Trust	4.850%	8/16/2010	1,700	1,663
Prudential Financial, Inc.	3.750%	5/1/2008	1,000	969
Safeco Corp.	4.875%	2/1/2010	2,500	2,440
Travelers Property Casualty Corp.	3.750%	3/15/2008	2,525	2,445
UnitedHealth Group, Inc.	3.375%	8/15/2007	900	878
UnitedHealth Group, Inc.	4.125%	8/15/2009	1,425	1,372
UnitedHealth Group, Inc.	5.250%	3/15/2011	1,975	1,957
WellPoint Inc.	3.750%	12/14/2007	2,050	1,997
WellPoint Inc.	4.250%	12/15/2009	900	865
WellPoint Inc.	5.000%	1/15/2011	600	587
Willis North America Inc.	5.125%	7/15/2010	900	881
Real Estate Investment Trusts (0.4%)
Archstone-Smith Trust	3.000%	6/15/2008	2,000	1,898
Brandywine Operating Partnership	4.500%	11/1/2009	1,500	1,443
Brandywine Operating Partnership	5.625%	12/15/2010	550	545
EOP Operating LP	7.750%	11/15/2007	3,300	3,413
EOP Operating LP	6.750%	2/15/2008	1,325	1,353
EOP Operating LP	8.100%	8/1/2010	500	544
EOP Operating LP	4.650%	10/1/2010	1,650	1,582
3 ProLogis	5.250%	11/15/2010	1,625	1,600
Simon Property Group Inc.	6.375%	11/15/2007	3,000	3,046
Simon Property Group Inc.	3.750%	1/30/2009	2,300	2,197
Simon Property Group Inc.	4.875%	8/15/2010	2,000	1,948
Vornado Realty	5.625%	6/15/2007	1,500	1,502
Vornado Realty	5.600%	2/15/2011	1,100	1,091
Other (0.2%)
Berkshire Hathaway Finance Corp.	3.400%	7/2/2007	275	269
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	3,000	2,870
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	4,300	4,122
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	1,000	951

				677,562

Industrial (9.3%)
Basic Industry (0.6%)
Alcoa, Inc.	4.250%	8/15/2007	1,650	1,629
Alcoa, Inc.	7.375%	8/1/2010	3,075	3,295
BHP Billiton Finance	5.000%	12/15/2010	1,000	984
Chevron Philips Chemical Co.	5.375%	6/15/2007	1,000	1,000
Dow Chemical Co.	5.000%	11/15/2007	1,500	1,492
Dow Chemical Co.	6.125%	2/1/2011	2,525	2,591
E.I. du Pont de Nemours & Co.	6.750%	9/1/2007	1,575	1,606
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	5,000	5,226
ICI Wilmington	4.375%	12/1/2008	2,200	2,127
International Paper Co.	4.250%	1/15/2009	1,000	965
International Paper Co.	4.000%	4/1/2010	2,000	1,873
Monsanto Co.	4.000%	5/15/2008	2,000	1,946
Praxair, Inc.	2.750%	6/15/2008	3,000	2,840
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	2,000	1,874
Rohm & Haas Co.	7.400%	7/15/2009	290	306
Weyerhaeuser Co.	5.950%	11/1/2008	1,082	1,092
Capital Goods (1.1%)
Caterpillar Financial Services Corp.	2.700%	7/15/2008	1,500	1,417
Caterpillar Financial Services Corp.	4.500%	9/1/2008	100	98
Caterpillar Financial Services Corp.	4.150%	1/15/2010	2,900	2,782
Caterpillar Financial Services Corp.	4.300%	6/1/2010	5,800	5,574
Caterpillar Financial Services Corp.	5.050%	12/1/2010	1,100	1,086
Emerson Electric Co.	7.125%	8/15/2010	500	532
General Dynamics Corp.	3.000%	5/15/2008	2,525	2,411
General Dynamics Corp.	4.500%	8/15/2010	875	846
Hanson PLC	7.875%	9/27/2010	2,000	2,164
Honeywell International, Inc.	7.500%	3/1/2010	3,000	3,220
John Deere Capital Corp.	4.500%	8/22/2007	2,000	1,978
John Deere Capital Corp.	4.875%	3/16/2009	5,525	5,453
Mohawk Industries Inc.	5.750%	1/15/2011	500	496
Northrop Grumman Corp.	7.125%	2/15/2011	2,900	3,085
Raytheon Co.	6.750%	8/15/2007	2,337	2,379
Raytheon Co.	8.300%	3/1/2010	2,000	2,192
Raytheon Co.	4.850%	1/15/2011	1,500	1,457
Textron Financial Corp.	5.875%	6/1/2007	1,600	1,609
Textron Financial Corp.	4.125%	3/3/2008	1,925	1,882
Textron Financial Corp.	6.000%	11/20/2009	800	815
Textron Financial Corp.	4.600%	5/3/2010	2,300	2,226
Tyco International Group SA	6.125%	11/1/2008	1,100	1,114
Tyco International Group SA	6.125%	1/15/2009	2,500	2,534
Tyco International Group SA	6.750%	2/15/2011	1,950	2,028
United Technologies Corp.	4.375%	5/1/2010	2,125	2,054
United Technologies Corp.	7.125%	11/15/2010	2,000	2,137
USA Waste Services, Inc.	7.125%	10/1/2007	2,000	2,048
Waste Management, Inc.	6.500%	11/15/2008	1,025	1,051
Waste Management, Inc.	6.875%	5/15/2009	2,000	2,076
Waste Management, Inc.	7.375%	8/1/2010	1,375	1,468
Communication (2.5%)
America Movil SA de C.V	4.125%	3/1/2009	1,550	1,496
Ameritech Capital Funding	6.150%	1/15/2008	3,000	3,031
AT&T Corp.	6.000%	3/15/2009	1,800	1,818
AT&T Inc.	4.125%	9/15/2009	2,750	2,630
AT&T Inc.	5.300%	11/15/2010	2,300	2,269
BellSouth Corp.	4.200%	9/15/2009	5,050	4,850
British Sky Broadcasting Corp.	6.875%	2/23/2009	775	801
British Sky Broadcasting Corp.	8.200%	7/15/2009	2,750	2,963
4 British Telecommunications PLC	8.375%	12/15/2010	5,575	6,220
CBS Corp.	5.625%	5/1/2007	1,000	1,000
CBS Corp.	7.700%	7/30/2010	2,875	3,074
Cingular Wireless Service	7.500%	5/1/2007	2,400	2,453
Clear Channel Communications, Inc.	4.625%	1/15/2008	1,725	1,694
Clear Channel Communications, Inc.	4.250%	5/15/2009	2,000	1,907
Clear Channel Communications, Inc.	7.650%	9/15/2010	1,050	1,103
Comcast Cable Communications, Inc.	6.200%	11/15/2008	5,000	5,089
Comcast Cable Communications, Inc.	6.875%	6/15/2009	3,300	3,423
Comcast Cable Communications, Inc.	6.750%	1/30/2011	1,500	1,562
Comcast Corp.	5.850%	1/15/2010	75	75
Comcast Corp.	5.500%	3/15/2011	1,050	1,040
Cox Communications, Inc.	7.875%	8/15/2009	1,500	1,590
Cox Communications, Inc.	4.625%	1/15/2010	4,225	4,054
Cox Communications, Inc.	7.750%	11/1/2010	1,000	1,069
Deutsche Telekom International Finance	3.875%	7/22/2008	3,075	2,979
Deutsche Telekom International Finance	8.000%	6/15/2010	7,000	7,622
Gannett Co., Inc.	5.500%	4/1/2007	1,500	1,502
Gannett Co., Inc.	6.375%	4/1/2012	200	207
Koninklijke KPN NV	8.000%	10/1/2010	3,000	3,216
News America Inc.	6.625%	1/9/2008	1,500	1,533
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	1,350	1,278
R.R. Donnelley & Sons Co.	4.950%	5/15/2010	600	579
Sprint Capital Corp.	6.125%	11/15/2008	6,000	6,103
Sprint Capital Corp.	6.375%	5/1/2009	3,000	3,079
Sprint Capital Corp.	7.625%	1/30/2011	475	512
Telecom Italia Capital	4.000%	11/15/2008	2,045	1,970
Telecom Italia Capital	4.000%	1/15/2010	4,855	4,572
Telecom Italia Capital	4.875%	10/1/2010	1,000	964
Telefonica Europe BV	7.750%	9/15/2010	5,000	5,379
Telefonos de Mexico SA	4.500%	11/19/2008	1,600	1,554
Telefonos de Mexico SA	4.750%	1/27/2010	3,150	3,044
Telus Corp.	7.500%	6/1/2007	4,000	4,090
Thomson Corp.	5.750%	2/1/2008	250	252
Time Warner Entertainment	7.250%	9/1/2008	1,500	1,557
Tribune Co.	4.875%	8/15/2010	1,000	961
Verizon Global Funding Corp.	6.125%	6/15/2007	2,500	2,524
Verizon Global Funding Corp.	4.000%	1/15/2008	6,400	6,251
Verizon Global Funding Corp.	7.250%	12/1/2010	3,000	3,183
Vodafone AirTouch PLC	7.750%	2/15/2010	6,235	6,685
Vodafone Group PLC	3.950%	1/30/2008	1,000	976
Consumer Cyclical (2.1%)
Cendant Corp.	6.250%	1/15/2008	2,225	2,262
Cendant Corp.	6.250%	3/15/2010	975	1,001
Centex Corp.	4.750%	1/15/2008	1,000	987
Centex Corp.	7.875%	2/1/2011	1,000	1,079
CVS Corp.	4.000%	9/15/2009	2,750	2,627
D.R. Horton, Inc.	4.875%	1/15/2010	1,175	1,131
DaimlerChrysler North America Holding Corp.	4.750%	1/15/2008	5,700	5,619
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	5,000	4,840
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	6,100	6,366
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	1,950	1,879
DaimlerChrysler North America Holding Corp.	8.000%	6/15/2010	1,000	1,075
DaimlerChrysler North America Holding Corp.	5.875%	3/15/2011	5,975	5,956
Federated Department Stores, Inc.	6.625%	9/1/2008	1,000	1,026
Harrah's Operating Co., Inc.	7.125%	6/1/2007	400	407
Harrah's Operating Co., Inc.	7.500%	1/15/2009	2,000	2,096
Harrah's Operating Co., Inc.	5.500%	7/1/2010	3,250	3,215
Harrah's Operating Co., Inc.	8.000%	2/1/2011	1,000	1,084
Home Depot Inc.	3.750%	9/15/2009	3,625	3,457
Home Depot Inc.	4.625%	8/15/2010	2,100	2,044
Home Depot Inc.	5.200%	3/1/2011	1,325	1,318
J.C. Penney Co., Inc.	8.000%	3/1/2010	3,000	3,233
Johnson Controls, Inc.	5.250%	1/15/2011	875	861
3 Lennar Corp.	5.125%	10/1/2010	1,700	1,648
Lowe's Cos., Inc.	8.250%	6/1/2010	2,000	2,217
May Department Stores Co.	3.950%	7/15/2007	1,500	1,474
May Department Stores Co.	4.800%	7/15/2009	1,500	1,470
Pulte Homes, Inc.	4.875%	7/15/2009	1,450	1,413
Target Corp.	3.375%	3/1/2008	6,000	5,806
Target Corp.	5.400%	10/1/2008	1,500	1,508
Target Corp.	7.500%	8/15/2010	1,000	1,083
Target Corp.	6.350%	1/15/2011	1,000	1,041
The Walt Disney Co.	5.375%	6/1/2007	2,300	2,301
Time Warner, Inc.	6.150%	5/1/2007	2,325	2,342
Time Warner, Inc.	8.180%	8/15/2007	2,000	2,069
Toyota Motor Credit Corp.	2.875%	8/1/2008	3,050	2,895
Toyota Motor Credit Corp.	5.500%	12/15/2008	2,500	2,517
Toyota Motor Credit Corp.	4.250%	3/15/2010	2,050	1,975
Toyota Motor Credit Corp.	4.350%	12/15/2010	2,000	1,921
Wal-Mart Stores, Inc.	4.375%	7/12/2007	3,400	3,369
Wal-Mart Stores, Inc.	3.375%	10/1/2008	425	407
Wal-Mart Stores, Inc.	6.875%	8/10/2009	10,100	10,579
Wal-Mart Stores, Inc.	4.000%	1/15/2010	2,500	2,388
Wal-Mart Stores, Inc.	4.125%	7/1/2010	2,100	2,005
Wal-Mart Stores, Inc.	4.750%	8/15/2010	1,100	1,075
Wal-Mart Stores, Inc.	4.125%	2/15/2011	3,275	3,107
Consumer Noncyclical (1.5%)
Abbott Laboratories	3.500%	2/17/2009	2,000	1,906
Albertson's, Inc.	6.950%	8/1/2009	500	507
Albertson's, Inc.	7.500%	2/15/2011	2,050	2,080
Altria Group, Inc.	5.625%	11/4/2008	1,000	1,004
Amgen Inc.	4.000%	11/18/2009	3,150	3,013
3 Baxter Finco, BV	4.750%	10/15/2010	500	483
Bristol-Myers Squibb Co.	4.000%	8/15/2008	1,000	972
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	850	825
Campbell Soup Co.	6.750%	2/15/2011	1,000	1,051
Cardinal Health, Inc.	6.750%	2/15/2011	1,000	1,047
Clorox Co.	4.200%	1/15/2010	2,650	2,538
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	1,350	1,365
Coca-Cola Enterprises Inc.	4.375%	9/15/2009	1,500	1,456
ConAgra Foods, Inc.	7.875%	9/15/2010	1,500	1,616
Diageo Capital PLC	3.500%	11/19/2007	1,900	1,849
Diageo Capital PLC	3.375%	3/20/2008	4,650	4,481
Diageo Capital PLC	4.375%	5/3/2010	500	480
Fortune Brands Inc.	5.125%	1/15/2011	1,650	1,615
Genentech Inc.	4.400%	7/15/2010	1,350	1,302
General Mills, Inc.	3.875%	11/30/2007	675	659
Gillette Co.	4.125%	8/30/2007	1,500	1,482
Gillette Co.	3.800%	9/15/2009	2,000	1,910
GlaxoSmithKline Capital Inc.	2.375%	4/16/2007	1,950	1,896
Hospira, Inc.	4.950%	6/15/2009	1,325	1,298
Imperial Tobacco	7.125%	4/1/2009	1,775	1,841
Kellogg Co.	2.875%	6/1/2008	2,000	1,900
Kraft Foods, Inc.	5.250%	6/1/2007	1,000	999
Kraft Foods, Inc.	4.000%	10/1/2008	1,000	969
Kraft Foods, Inc.	4.125%	11/12/2009	4,025	3,848
Kroger Co.	7.800%	8/15/2007	450	464
Kroger Co.	7.450%	3/1/2008	2,000	2,069
Kroger Co.	7.250%	6/1/2009	1,500	1,570
Kroger Co.	8.050%	2/1/2010	1,700	1,833
Medtronic Inc.	4.375%	9/15/2010	1,625	1,559
Molson Coors Capital Finance	4.850%	9/22/2010	300	291
Newell Rubbermaid, Inc.	4.000%	5/1/2010	1,000	935
Pepsico, Inc.	3.200%	5/15/2007	1,500	1,469
Philip Morris Cos., Inc.	7.650%	7/1/2008	175	183
Procter & Gamble Co.	4.750%	6/15/2007	5,025	5,005
Procter & Gamble Co.	6.875%	9/15/2009	3,000	3,148
Quest Diagnostic, Inc.	5.125%	11/1/2010	2,000	1,962
Safeway, Inc.	6.500%	11/15/2008	3,800	3,875
Safeway, Inc.	4.950%	8/16/2010	875	848
Unilever Capital Corp.	7.125%	11/1/2010	4,000	4,253
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	2,425	2,333
4 Wyeth	4.375%	3/1/2008	1,500	1,474
Energy (0.5%)
Anadarko Petroleum Corp.	3.250%	5/1/2008	3,000	2,880
BP Canada Finance	3.375%	10/31/2007	2,000	1,946
Burlington Resources, Inc.	6.680%	2/15/2011	2,000	2,104
ChevronTexaco Capital Co.	3.500%	9/17/2007	8,000	7,817
Encana Corp.	4.600%	8/15/2009	1,250	1,220
Halliburton Co.	5.500%	10/15/2010	1,500	1,504
Marathon Oil Corp.	5.375%	6/1/2007	1,750	1,751
Norsk Hydro	6.360%	1/15/2009	1,500	1,537
Occidental Petroleum	4.250%	3/15/2010	2,560	2,456
Phillips Petroleum Co.	8.750%	5/25/2010	3,800	4,262
Technology (0.5%)
Cisco Systems Inc.	5.250%	2/22/2011	6,500	6,448
3 Computer Associates Inc.	5.250%	12/1/2009	1,825	1,781
Computer Sciences Corp.	3.500%	4/15/2008	500	482
Deluxe Corp.	3.500%	10/1/2007	750	720
Electronic Data Systems	7.125%	10/15/2009	975	1,025
First Data Corp.	3.375%	8/1/2008	1,750	1,671
Hewlett-Packard Co.	3.625%	3/15/2008	400	388
International Business Machines Corp.	5.375%	2/1/2009	2,000	2,006
International Business Machines Corp.	4.375%	6/1/2009	3,100	3,019
Motorola, Inc.	7.625%	11/15/2010	2,040	2,217
3 Oracle Corp.	5.000%	1/15/2011	4,650	4,536
Pitney Bowes Credit Corp.	5.750%	8/15/2008	1,750	1,768
Transportation (0.5%)
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	2,200	2,255
Canadian National Railway Co.	4.250%	8/1/2009	2,700	2,612
CSX Corp.	7.450%	5/1/2007	2,000	2,042
CSX Corp.	6.250%	10/15/2008	1,500	1,528
3 ERAC USA Finance Co.	7.350%	6/15/2008	1,600	1,659
FedEx Corp.	2.650%	4/1/2007	800	779
FedEx Corp.	3.500%	4/1/2009	2,075	1,971
Mass Transit Railway Corp.	7.500%	2/4/2009	1,500	1,580
Mass Transit Railway Corp.	7.500%	11/8/2010	1,500	1,621
Norfolk Southern Corp.	7.350%	5/15/2007	305	311
Norfolk Southern Corp.	6.200%	4/15/2009	2,250	2,302
Norfolk Southern Corp.	6.750%	2/15/2011	500	527
Union Pacific Corp.	6.625%	2/1/2008	3,000	3,060
Union Pacific Corp.	7.250%	11/1/2008	1,000	1,044
Union Pacific Corp.	3.875%	2/15/2009	1,000	959
Union Pacific Corp.	3.625%	6/1/2010	500	464

				486,929

Utilities (1.4%)
Electric (1.1%)
Alabama Power Co.	7.125%	10/1/2007	5,000	5,129
American Electric Power Co., Inc.	5.375%	3/15/2010	2,700	2,675
CalEnergy Co., Inc.	7.630%	10/15/2007	2,175	2,239
Commonwealth Edison Co.	3.700%	2/1/2008	1,500	1,454
Constellation Energy Group, Inc.	6.350%	4/1/2007	3,300	3,330
Constellation Energy Group, Inc.	6.125%	9/1/2009	875	891
Consumers Energy Co.	4.250%	4/15/2008	2,000	1,949
Consumers Energy Co.	4.800%	2/17/2009	1,000	981
Detroit Edison Co.	6.125%	10/1/2010	1,000	1,025
Dominion Resources, Inc.	4.125%	2/15/2008	3,250	3,172
Duke Energy Corp.	3.750%	3/5/2008	3,000	2,911
Entergy Gulf States, Inc.	3.600%	6/1/2008	1,250	1,197
Florida Power Corp.	4.500%	6/1/2010	1,150	1,108
FPL Group Capital, Inc.	7.375%	6/1/2009	2,075	2,190
Illinois Power	7.500%	6/15/2009	1,000	1,057
MidAmerican Energy Holdings Co.	3.500%	5/15/2008	250	240
National Rural Utilities Cooperative Finance Corp.	3.875%	2/15/2008	700	682
Niagara Mohawk Power Corp.	7.750%	10/1/2008	1,000	1,052
NiSource Finance Corp.	7.875%	11/15/2010	2,000	2,172
Pacific Gas & Electric Co.	3.600%	3/1/2009	2,450	2,330
Pepco Holdings, Inc.	5.500%	8/15/2007	3,275	3,277
PPL Electric Utilities Corp.	6.250%	8/15/2009	2,000	2,047
Progress Energy, Inc.	6.050%	4/15/2007	2,500	2,513
Public Service Co. of Colorado	4.375%	10/1/2008	1,600	1,561
Public Service Co. of New Mexico	4.400%	9/15/2008	1,250	1,214
Public Service Electric & Gas	4.000%	11/1/2008	2,000	1,935
Reliant Energy Resources	7.750%	2/15/2011	2,500	2,710
United Utilities PLC	6.450%	4/1/2008	750	764
Xcel Energy, Inc.	7.000%	12/1/2010	1,500	1,582
Natural Gas (0.3%)
AGL Capital Corp.	7.125%	1/14/2011	500	533
Atmos Energy Corp.	4.000%	10/15/2009	1,300	1,235
* Enron Corp.	9.125%	4/1/2003	2,000	830
* Enron Corp.	7.625%	9/10/2004	1,000	415
Enterprise Products Operating LP	4.625%	10/15/2009	400	386
Enterprise Products Operating LP	4.950%	6/1/2010	2,750	2,671
* HNG Internorth	9.625%	3/15/2006	1,500	623
KeySpan Corp.	7.625%	11/15/2010	1,500	1,619
Kinder Morgan Energy Partners LP	6.750%	3/15/2011	1,000	1,043
Kinder Morgan, Inc.	5.350%	1/5/2011	1,675	1,649
KN Energy, Inc.	6.800%	3/1/2008	1,500	1,533
Sempra Energy	7.950%	3/1/2010	1,500	1,620
*3 Yosemite Security Trust	8.250%	11/15/2004	3,225	2,032

				71,576

Total Corporate Bonds
(Cost $1,282,958)				1,246,609

Sovereign Bonds (U.S. Dollar-Denominated) (5.8%)

African Development Bank	3.250%	8/1/2008	1,500	1,442
Bayerische Landesbank	6.625%	6/25/2007	2,500	2,545
Bayerische Landesbank	2.875%	10/15/2008	1,800	1,698
Canadian Government	5.250%	11/5/2008	4,200	4,217
^ Canadian Mortgage & Housing	2.950%	6/2/2008	2,000	1,914
Canadian Mortgage & Housing	4.800%	10/1/2010	750	738
Eksportfinans	4.750%	12/15/2008	6,025	5,968
European Investment Bank	2.375%	6/15/2007	10,000	9,696
European Investment Bank	3.125%	10/15/2007	6,600	6,417
European Investment Bank	3.500%	3/14/2008	2,100	2,041
European Investment Bank	3.875%	8/15/2008	6,925	6,756
European Investment Bank	4.500%	2/17/2009	3,825	3,766
European Investment Bank	4.000%	3/3/2010	2,925	2,799
^ European Investment Bank	4.125%	9/15/2010	9,750	9,361
Export Development Canada	4.000%	8/1/2007	3,250	3,203
Export-Import Bank of Korea	4.500%	8/12/2009	3,500	3,395
Export-Import Bank of Korea	4.625%	3/16/2010	500	484
Federation of Malaysia	8.750%	6/1/2009	4,350	4,758
Hellenic Republic	6.950%	3/4/2008	3,075	3,169
Instituto de Credito Oficial	6.000%	5/19/2008	5,000	5,103
Inter-American Development Bank	6.375%	10/22/2007	4,325	4,413
Inter-American Development Bank	5.750%	2/26/2008	5,500	5,571
Inter-American Development Bank	5.375%	11/18/2008	1,250	1,265
Inter-American Development Bank	5.625%	4/16/2009	4,275	4,352
Inter-American Development Bank	7.375%	1/15/2010	800	861
International Bank for Reconstruction & Development	4.125%	6/24/2009	1,000	973
International Bank for Reconstruction & Development	4.125%	8/12/2009	975	949
International Finance Corp.	4.750%	4/30/2007	4,500	4,478
International Finance Corp.	3.000%	4/15/2008	1,650	1,587
International Finance Corp.	4.000%	6/15/2010	1,250	1,199
Korea Development Bank	3.875%	3/2/2009	2,375	2,276
Korea Development Bank	4.750%	7/20/2009	4,575	4,473
Kreditanstalt fur Wiederaufbau	3.250%	7/16/2007	20,325	19,913
Kreditanstalt fur Wiederaufbau	4.625%	11/17/2008	2,475	2,447
Kreditanstalt fur Wiederaufbau	3.250%	3/30/2009	20,350	19,381
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	2,000	1,934
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/2010	3,500	3,378
Landwirtschaftliche Rentenbank	3.375%	11/15/2007	6,200	6,045
Landwirtschaftliche Rentenbank	3.250%	6/16/2008	1,700	1,636
Landwirtschaftliche Rentenbank	3.875%	9/4/2008	3,500	3,404
Landwirtschaftliche Rentenbank	3.625%	10/20/2009	7,225	6,868
Landwirtschaftliche Rentenbank	3.875%	3/15/2010	3,500	3,344
Nordic Investment Bank	3.125%	4/24/2008	3,350	3,226
Nordic Investment Bank	3.875%	6/15/2010	3,750	3,574
Oesterreichische Kontrollbank	4.250%	10/6/2010	3,375	3,266
Ontario Hydro Electric	6.100%	1/30/2008	2,000	2,033
Pemex Project Funding Master Trust	8.500%	2/15/2008	5,325	5,578
Pemex Project Funding Master Trust	6.125%	8/15/2008	1,325	1,338
4 Pemex Project Funding Master Trust	7.875%	2/1/2009	4,725	4,961
People's Republic of China	7.300%	12/15/2008	2,000	2,098
Petrobras International Finance	9.875%	5/9/2008	2,000	2,160
Province of British Columbia	5.375%	10/29/2008	2,375	2,392
Province of New Brunswick	3.500%	10/23/2007	3,500	3,410
^ Province of Ontario	3.350%	7/16/2007	1,675	1,639
Province of Ontario	3.500%	9/17/2007	5,500	5,383
Province of Ontario	5.500%	10/1/2008	6,500	6,554
Province of Ontario	3.625%	10/21/2009	2,025	1,926
Province of Quebec	5.750%	2/15/2009	6,200	6,285
Province of Quebec	5.000%	7/17/2009	1,500	1,487
Republic of Chile	5.625%	7/23/2007	3,000	3,015
Republic of Italy	3.625%	9/14/2007	10,425	10,215
Republic of Italy	3.750%	12/14/2007	6,200	6,070
Republic of Italy	4.000%	6/16/2008	7,500	7,326
Republic of Italy	6.000%	2/22/2011	3,500	3,605
Republic of Korea	8.875%	4/15/2008	7,000	7,539
Republic of South Africa	9.125%	5/19/2009	3,000	3,310
Swedish Export Credit Corp.	4.125%	10/15/2008	4,925	4,815
Swedish Export Credit Corp.	4.000%	6/15/2010	1,375	1,339
United Mexican States	10.375%	2/17/2009	530	594
United Mexican States	9.875%	2/1/2010	4,000	4,568
United Mexican States	8.375%	1/14/2011	14,000	15,484

Total Sovereign Bonds
				305,407

			Shares

Temporary Cash Investment (0.6%)

5 Vanguard Market Liquidity Fund, 4.715%
(Cost $28,881)			28,881,042	28,881

Total Investments (99.6%)
(Cost $5,301,211)				5,195,512

Other Assets and Liabilities—Net (0.4%)				19,722

Net Assets (100%)				5,215,234

*	Non-income-producing security — security in default.
^	Part of security position is on loan to broker/dealers.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of these securities was $18,279,000, representing 0.4% of net assets.
4	Adjustable-rate note.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2006, the cost of investment securities for tax purposes was $5,301,211,000. Net unrealized depreciation of investment securities for tax purposes was $105,699,000, consisting of unrealized gains of $179,000 on securities that had risen in value since their purchase and $105,878,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Bond Index
Fund Schedule of Investments
March 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (47.1%)

U.S. Government Securities (32.0%)
U.S. Treasury Bond	14.000%	11/15/2011	22,050	23,280
U.S. Treasury Bond	10.375%	11/15/2012	12,075	13,092
U.S. Treasury Bond	11.250%	2/15/2015	223,035	323,853
U.S. Treasury Bond	10.625%	8/15/2015	88,250	125,812
U.S. Treasury Bond	9.875%	11/15/2015	71,650	98,676
U.S. Treasury Bond	9.250%	2/15/2016	48,925	65,346
U.S. Treasury Bond	7.250%	5/15/2016	120,675	142,735
U.S. Treasury Bond	8.750%	5/15/2017	123,000	162,360
U.S. Treasury Bond	8.875%	8/15/2017	11,050	14,755
U.S. Treasury Note	2.250%	4/30/2006	475	474
U.S. Treasury Note	3.625%	4/30/2007	4,825	4,761
U.S. Treasury Note	3.625%	6/30/2007	5,500	5,415
U.S. Treasury Note	4.000%	8/31/2007	11,875	11,734
U.S. Treasury Note	4.250%	10/31/2007	12,125	12,009
U.S. Treasury Note	3.500%	2/15/2010	3,650	3,479
U.S. Treasury Note	6.500%	2/15/2010	1,225	1,296
U.S. Treasury Note	4.000%	4/15/2010	2,400	2,327
U.S. Treasury Note	3.625%	6/15/2010	575	549
U.S. Treasury Note	4.125%	8/15/2010	10,300	10,015
U.S. Treasury Note	3.875%	9/15/2010	775	745
U.S. Treasury Note	4.250%	10/15/2010	29,425	28,735
U.S. Treasury Note	4.500%	11/15/2010	2,725	2,688
U.S. Treasury Note	4.375%	12/15/2010	18,275	17,924
U.S. Treasury Note	5.000%	8/15/2011	3,320	3,349
U.S. Treasury Note	4.875%	2/15/2012	30,825	30,873
U.S. Treasury Note	4.375%	8/15/2012	35,960	35,022
U.S. Treasury Note	4.000%	11/15/2012	9,200	8,756
U.S. Treasury Note	3.875%	2/15/2013	9,300	8,768
U.S. Treasury Note	4.250%	8/15/2013	243,150	233,803
U.S. Treasury Note	4.250%	11/15/2013	281,775	270,636
U.S. Treasury Note	4.000%	2/15/2014	296,925	279,944
U.S. Treasury Note	4.750%	5/15/2014	875	867
U.S. Treasury Note	4.250%	8/15/2014	525	502

				1,944,580

Agency Bonds and Notes (15.1%)
Agency for International Development-Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	6,825	6,455
1 Federal Farm Credit Bank	4.875%	12/16/2015	5,400	5,238
1 Federal Home Loan Bank	5.750%	5/15/2012	33,000	33,960
1 Federal Home Loan Bank	4.500%	11/15/2012	34,750	33,406
1 Federal Home Loan Bank	3.875%	6/14/2013	6,500	5,993
1 Federal Home Loan Bank	4.500%	9/16/2013	21,000	20,109
1 Federal Home Loan Bank	5.250%	6/18/2014	35,000	35,128
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	76,500	79,294
1 Federal Home Loan Mortgage Corp.	5.750%	1/15/2012	59,375	60,990
1 Federal Home Loan Mortgage Corp.	5.125%	7/15/2012	109,000	108,629
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	30,000	28,831
1 Federal Home Loan Mortgage Corp.	4.000%	6/12/2013	8,375	7,711
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	32,000	30,592
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	28,000	27,461
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2014	11,500	10,994
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	58,500	57,780
1 Federal National Mortgage Assn	6.000%	5/15/2011	57,675	59,754
1 Federal National Mortgage Assn	5.375%	11/15/2011	26,025	26,246
1 Federal National Mortgage Assn	6.125%	3/15/2012	100,410	105,226
1 Federal National Mortgage Assn	5.250%	8/1/2012	3,500	3,469
1 Federal National Mortgage Assn	4.375%	3/15/2013	21,500	20,479
1 Federal National Mortgage Assn	4.625%	5/1/2013	6,600	6,292
1 Federal National Mortgage Assn	4.625%	10/15/2013	63,500	61,195
1 Federal National Mortgage Assn	5.125%	1/2/2014	9,550	9,336
1 Federal National Mortgage Assn	4.625%	10/15/2014	41,625	40,038
1 Federal National Mortgage Assn	5.000%	3/15/2016	5,625	5,537
Private Export Funding Corp. (U.S. Government Guaranteed)	7.200%	1/15/2010	6,500	6,950
1 Tennessee Valley Auth	6.790%	5/23/2012	5,000	5,403
1 Tennessee Valley Auth	6.000%	3/15/2013	6,000	6,263
1 Tennessee Valley Auth	4.750%	8/1/2013	4,000	3,886
1 Tennessee Valley Auth	4.375%	6/15/2015	7,000	6,575

				919,220

Total U.S. Government and Agency Obligations
(Cost $2,944,196)				2,863,800

Corporate Bonds (46.0%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033	2,500	2,508
2,3 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	2,100	2,446
2,3 Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031	405	419

				5,373

Finance (19.4%)
Banking (7.6%)
AmSouth Bank NA	4.850%	4/1/2013	1,500	1,432
AmSouth Bank NA	5.200%	4/1/2015	2,000	1,931
Banco Bradesco SA	8.750%	10/24/2013	1,500	1,669
Bank of America Corp.	6.250%	4/15/2012	16,150	16,857
Bank of America Corp.	4.875%	9/15/2012	4,000	3,885
Bank of America Corp.	4.750%	8/15/2013	3,000	2,863
Bank of America Corp.	5.375%	6/15/2014	2,675	2,651
Bank of America Corp.	5.125%	11/15/2014	600	583
Bank of America Corp.	4.750%	8/1/2015	7,175	6,774
Bank of America Corp.	5.250%	12/1/2015	2,325	2,257
Bank of New York Co., Inc.	6.375%	4/1/2012	1,500	1,573
Bank of New York Co., Inc.	4.950%	3/15/2015	2,300	2,211
Bank One Corp.	5.900%	11/15/2011	3,500	3,553
Bank One Corp.	5.250%	1/30/2013	925	910
BB&T Corp.	6.500%	8/1/2011	1,250	1,313
BB&T Corp.	4.750%	10/1/2012	5,500	5,298
BB&T Corp.	5.200%	12/23/2015	5,425	5,266
Citigroup, Inc.	6.000%	2/21/2012	6,800	6,993
Citigroup, Inc.	5.625%	8/27/2012	12,550	12,654
Citigroup, Inc.	5.125%	5/5/2014	3,125	3,047
Citigroup, Inc.	5.000%	9/15/2014	20,344	19,513
Citigroup, Inc.	4.875%	5/7/2015	3,600	3,408
Citigroup, Inc.	4.700%	5/29/2015	2,600	2,437
Citigroup, Inc.	5.300%	1/7/2016	4,900	4,796
Colonial Bank NA	6.375%	12/1/2015	1,250	1,257
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	2,000	1,980
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	7,750	7,985
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	11,290	11,825
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	12,975	12,925
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	2,000	1,943
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	10,050	9,500
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	10,000	9,619
Credit Suisse First Boston USA, Inc.	5.375%	3/2/2016	2,575	2,504
Deutsche Bank Financial LLC	5.375%	3/2/2015	4,050	3,977
Fifth Third Bank	4.750%	2/1/2015	2,800	2,637
First Tennessee Bank	5.050%	1/15/2015	2,800	2,686
Golden West Financial Corp.	4.750%	10/1/2012	2,500	2,399
HSBC Bank USA	4.625%	4/1/2014	5,625	5,268
HSBC Holdings PLC	5.250%	12/12/2012	8,175	8,024
JPMorgan Chase & Co.	4.500%	1/15/2012	1,875	1,785
JPMorgan Chase & Co.	5.750%	1/2/2013	9,650	9,744
JPMorgan Chase & Co.	4.875%	3/15/2014	1,825	1,732
JPMorgan Chase & Co.	5.125%	9/15/2014	13,700	13,237
JPMorgan Chase & Co.	4.750%	3/1/2015	5,000	4,717
JPMorgan Chase & Co.	5.250%	5/1/2015	150	145
JPMorgan Chase & Co.	5.150%	10/1/2015	16,750	16,054
Key Bank NA	5.800%	7/1/2014	5,050	5,098
Key Bank NA	4.950%	9/15/2015	1,000	945
Marshall & Ilsley Bank	5.250%	9/4/2012	3,000	2,957
Marshall & Ilsley Bank	4.850%	6/16/2015	700	664
MBNA America Bank NA	6.625%	6/15/2012	4,800	5,111
MBNA Corp.	7.500%	3/15/2012	2,400	2,639
MBNA Corp.	6.125%	3/1/2013	3,375	3,506
Mellon Bank NA	4.750%	12/15/2014	3,800	3,599
Mellon Funding Corp.	6.400%	5/14/2011	1,000	1,043
National City Bank	6.250%	3/15/2011	1,500	1,551
National City Bank	4.625%	5/1/2013	6,000	5,668
NationsBank Corp.	7.750%	8/15/2015	1,000	1,156
North Fork Bancorp., Inc.	5.875%	8/15/2012	2,000	2,034
PaineWebber	7.625%	12/1/2009	3,000	3,227
Paribas NY	6.950%	7/22/2013	2,000	2,156
PNC Funding Corp.	5.250%	11/15/2015	3,275	3,176
Regions Financial Corp.	7.000%	3/1/2011	5,250	5,596
Regions Financial Corp.	7.750%	3/1/2011	3,750	4,117
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	11,425	11,043
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	3,500	3,373
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	8,050	7,755
2,4 Royal Bank of Scotland Group PLC	5.512%	12/31/2049	50	48
Sanwa Bank Ltd.	7.400%	6/15/2011	10,200	10,991
Southtrust Corp.	5.800%	6/15/2014	1,350	1,360
Sovereign Bank	5.125%	3/15/2013	3,850	3,694
State Street Capital Trust	5.300%	1/15/2016	1,000	982
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	3,910	4,390
SunTrust Banks, Inc.	6.375%	4/1/2011	5,880	6,115
SunTrust Banks, Inc.	5.000%	9/1/2015	550	528
Synovus Financial Corp.	4.875%	2/15/2013	2,000	1,908
UFJ Finance Aruba AEC	6.750%	7/15/2013	6,350	6,741
UnionBanCal Corp.	5.250%	12/16/2013	1,200	1,165
US Bank NA	6.375%	8/1/2011	7,000	7,308
US Bank NA	6.300%	2/4/2014	2,600	2,725
US Bank NA	4.950%	10/30/2014	7,725	7,415
US Bank NA	4.800%	4/15/2015	1,000	946
Wachovia Bank NA	4.800%	11/1/2014	2,750	2,594
Wachovia Bank NA	4.875%	2/1/2015	4,475	4,235
Wachovia Corp.	4.875%	2/15/2014	6,150	5,845
Wachovia Corp.	5.250%	8/1/2014	8,950	8,695
Wachovia Corp.	5.600%	3/15/2016	5,000	4,965
Washington Mutual Bank	6.875%	6/15/2011	6,300	6,681
Washington Mutual Bank	5.500%	1/15/2013	4,200	4,143
Washington Mutual Bank	5.650%	8/15/2014	4,875	4,797
Washington Mutual Bank	5.125%	1/15/2015	4,100	3,881
Washington Mutual, Inc.	5.000%	3/22/2012	1,800	1,743
Washington Mutual, Inc.	4.625%	4/1/2014	2,000	1,826
Wells Fargo & Co.	6.375%	8/1/2011	2,500	2,605
Wells Fargo & Co.	5.125%	9/1/2012	350	343
Wells Fargo & Co.	4.950%	10/16/2013	5,225	5,046
Wells Fargo & Co.	4.625%	4/15/2014	6,225	5,859
Wells Fargo & Co.	5.000%	11/15/2014	7,200	6,949
Wells Fargo & Co.	4.750%	2/9/2015	7,700	7,282
Zions Bancorp	5.650%	5/15/2014	1,200	1,190
Zions Bancorp	5.500%	11/16/2015	6,050	5,920
Brokerage (3.5%)
Ameriprise Financial Inc.	5.650%	11/15/2015	3,450	3,399
Amvescap PLC	5.375%	2/27/2013	975	945
Bear Stearns Co., Inc.	5.700%	11/15/2014	12,650	12,680
Bear Stearns Co., Inc.	5.300%	10/30/2015	1,100	1,069
Goldman Sachs Group, Inc.	6.600%	1/15/2012	7,375	7,744
Goldman Sachs Group, Inc.	5.700%	9/1/2012	4,925	4,941
Goldman Sachs Group, Inc.	5.250%	4/1/2013	18,250	17,809
Goldman Sachs Group, Inc.	4.750%	7/15/2013	15,225	14,456
Goldman Sachs Group, Inc.	5.250%	10/15/2013	5,725	5,585
Goldman Sachs Group, Inc.	5.150%	1/15/2014	10,725	10,329
Goldman Sachs Group, Inc.	5.000%	10/1/2014	10,425	9,957
Goldman Sachs Group, Inc.	5.500%	11/15/2014	325	321
Goldman Sachs Group, Inc.	5.125%	1/15/2015	2,500	2,403
Goldman Sachs Group, Inc.	5.350%	1/15/2016	9,150	8,903
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	7,250	7,668
Lehman Brothers Holdings, Inc.	8.800%	3/1/2015	1,000	1,211
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	7,100	6,991
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	8,650	8,328
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	750	745
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	14,875	14,258
Merrill Lynch & Co., Inc.	5.300%	9/30/2015	1,950	1,899
Morgan Stanley Dean Witter	6.750%	4/15/2011	10,570	11,163
Morgan Stanley Dean Witter	6.600%	4/1/2012	12,840	13,533
Morgan Stanley Dean Witter	5.300%	3/1/2013	31,500	30,816
Morgan Stanley Dean Witter	4.750%	4/1/2014	13,500	12,617
Morgan Stanley Dean Witter	5.375%	10/15/2015	2,400	2,329
Finance Companies (4.2%)
American Express Co.	4.875%	7/15/2013	5,500	5,291
American Express Credit Corp.	5.300%	12/2/2015	2,000	1,962
American General Finance Corp.	4.000%	3/15/2011	3,000	2,796
American General Finance Corp.	4.875%	7/15/2012	2,050	1,964
American General Finance Corp.	5.375%	10/1/2012	6,000	5,902
American General Finance Corp.	5.400%	12/1/2015	2,425	2,353
Capital One Bank	6.500%	6/13/2013	5,025	5,225
Capital One Bank	5.125%	2/15/2014	3,150	3,034
Capital One Financial	4.800%	2/21/2012	50	48
Capital One Financial	5.500%	6/1/2015	2,250	2,172
4 CIT Group Co. of Canada	5.200%	6/1/2015	5,775	5,511
CIT Group, Inc.	7.750%	4/2/2012	5,250	5,793
CIT Group, Inc.	5.400%	3/7/2013	2,150	2,107
CIT Group, Inc.	5.000%	2/13/2014	875	831
CIT Group, Inc.	5.125%	9/30/2014	4,525	4,319
CIT Group, Inc.	5.000%	2/1/2015	4,550	4,294
CIT Group, Inc.	5.400%	1/30/2016	2,250	2,170
Countrywide Home Loan	4.000%	3/22/2011	7,025	6,527
General Electric Capital Corp.	4.375%	11/21/2011	2,325	2,208
General Electric Capital Corp.	5.875%	2/15/2012	30,750	31,382
General Electric Capital Corp.	8.125%	5/15/2012	5,638	6,378
General Electric Capital Corp.	4.250%	6/15/2012	4,950	4,634
General Electric Capital Corp.	6.000%	6/15/2012	11,250	11,553
General Electric Capital Corp.	5.450%	1/15/2013	4,000	3,990
General Electric Capital Corp.	4.750%	9/15/2014	7,700	7,317
General Electric Capital Corp.	4.875%	3/4/2015	5,000	4,777
General Electric Capital Corp.	5.000%	1/8/2016	6,250	5,992
HSBC Finance Corp.	6.750%	5/15/2011	8,175	8,595
HSBC Finance Corp.	6.375%	10/15/2011	4,825	5,005
HSBC Finance Corp.	7.000%	5/15/2012	11,550	12,358
HSBC Finance Corp.	6.375%	11/27/2012	5,000	5,189
HSBC Finance Corp.	4.750%	7/15/2013	10,075	9,503
HSBC Finance Corp.	5.250%	4/15/2015	4,425	4,252
HSBC Finance Corp.	5.000%	6/30/2015	8,350	7,858
HSBC Finance Corp.	5.500%	1/19/2016	9,425	9,206
4 HSBC Finance Corp.	5.911%	11/30/2035	5,700	5,580
International Lease Finance Corp.	5.000%	9/15/2012	8,725	8,393
iStar Financial Inc.	5.800%	3/15/2011	1,250	1,248
iStar Financial Inc.	5.650%	9/15/2011	3,425	3,384
iStar Financial Inc.	5.150%	3/1/2012	4,700	4,504
iStar Financial Inc.	5.875%	3/15/2016	2,475	2,426
PHH Corp.	7.125%	3/1/2013	2,050	2,121
Residential Capital Corp.	6.875%	6/30/2015	5,050	5,267
SLM Corp.	5.125%	8/27/2012	7,000	6,839
SLM Corp.	5.375%	1/15/2013	4,000	3,974
SLM Corp.	5.000%	10/1/2013	4,500	4,307
SLM Corp.	5.375%	5/15/2014	4,750	4,641
SLM Corp.	5.050%	11/14/2014	1,400	1,338
Wells Fargo Financial	5.500%	8/1/2012	350	351
Insurance (2.4%)
ACE INA Holdings, Inc.	5.875%	6/15/2014	2,000	2,003
AEGON NV	4.750%	6/1/2013	4,725	4,490
Aetna, Inc.	7.875%	3/1/2011	2,900	3,186
Allstate Corp.	6.125%	2/15/2012	3,000	3,093
Allstate Corp.	5.000%	8/15/2014	4,325	4,166
4 American International Group, Inc.	4.250%	5/15/2013	5,000	4,613
3 American International Group, Inc.	5.050%	10/1/2015	5,775	5,493
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	1,100	1,061
Assurant, Inc.	5.625%	2/15/2014	2,825	2,778
AXA Financial, Inc.	7.750%	8/1/2010	1,500	1,627
Axis Capital Holdings	5.750%	12/1/2014	1,800	1,748
Chubb Corp.	6.000%	11/15/2011	1,500	1,530
CNA Financial Corp.	5.850%	12/15/2014	4,100	3,987
Commerce Group, Inc.	5.950%	12/9/2013	900	886
Fidelity National Financial, Inc.	7.300%	8/15/2011	1,750	1,807
Fund American Cos., Inc.	5.875%	5/15/2013	2,100	2,064
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	250	297
Genworth Financial, Inc.	5.750%	6/15/2014	4,250	4,271
Genworth Financial, Inc.	4.950%	10/1/2015	1,450	1,370
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	1,200	1,131
2 ING Capital Funding Trust III	5.775%	12/8/2049	3,800	3,696
Lincoln National Corp.	6.200%	12/15/2011	1,650	1,703
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	1,900	1,925
Marsh & McLennan Cos., Inc.	4.850%	2/15/2013	2,000	1,873
Marsh & McLennan Cos., Inc.	5.750%	9/15/2015	3,525	3,427
MetLife, Inc.	6.125%	12/1/2011	1,500	1,544
MetLife, Inc.	5.375%	12/15/2012	3,000	2,965
MetLife, Inc.	5.000%	11/24/2013	2,325	2,240
MetLife, Inc.	5.500%	6/15/2014	2,825	2,797
MetLife, Inc.	5.000%	6/15/2015	5,525	5,257
Nationwide Financial Services	5.900%	7/1/2012	2,650	2,677
Principal Life Income Funding	5.100%	4/15/2014	4,250	4,122
Progressive Corp.	6.375%	1/15/2012	2,500	2,596
Protective Life Secured Trust	4.000%	4/1/2011	2,500	2,350
Prudential Financial, Inc.	4.500%	7/15/2013	4,500	4,199
Prudential Financial, Inc.	4.750%	4/1/2014	2,550	2,404
Prudential Financial, Inc.	5.100%	9/20/2014	3,625	3,489
Prudential Financial, Inc.	4.750%	6/13/2015	650	608
Prudential Financial, Inc.	5.500%	3/15/2016	1,950	1,916
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	1,350	1,325
Transatlantic Holdings	5.750%	12/14/2015	4,000	3,914
Travelers Property Casualty Corp.	5.000%	3/15/2013	2,500	2,402
UnitedHealth Group, Inc.	5.250%	3/15/2011	2,525	2,502
UnitedHealth Group, Inc.	5.000%	8/15/2014	6,650	6,376
UnitedHealth Group, Inc.	4.875%	3/15/2015	1,950	1,843
UnitedHealth Group, Inc.	5.375%	3/15/2016	1,650	1,610
WellPoint Inc.	6.375%	1/15/2012	1,650	1,711
WellPoint Inc.	6.800%	8/1/2012	3,500	3,714
WellPoint Inc.	5.000%	12/15/2014	4,375	4,169
WellPoint Inc.	5.250%	1/15/2016	4,950	4,772
Willis North America Inc.	5.625%	7/15/2015	2,750	2,673
XL Capital Ltd.	6.500%	1/15/2012	75	78
XL Capital Ltd.	5.250%	9/15/2014	6,525	6,203
Real Estate Investment Trusts (1.5%)
Archstone-Smith Trust	5.625%	8/15/2014	1,500	1,486
Archstone-Smith Trust	5.250%	5/1/2015	2,425	2,338
Arden Realty LP	5.250%	3/1/2015	1,250	1,219
AvalonBay Communities, Inc.	6.125%	11/1/2012	1,000	1,023
Boston Properties, Inc.	6.250%	1/15/2013	6,525	6,704
Boston Properties, Inc.	5.625%	4/15/2015	1,700	1,673
Brandywine Operating Partnership	5.400%	11/1/2014	2,250	2,147
Colonial Realty LP	5.500%	10/1/2015	1,800	1,723
Developers Diversified Realty Corp.	5.250%	4/15/2011	2,000	1,945
Developers Diversified Realty Corp.	5.375%	10/15/2012	1,875	1,823
EOP Operating LP	7.000%	7/15/2011	7,750	8,156
EOP Operating LP	6.750%	2/15/2012	2,200	2,296
EOP Operating LP	4.750%	3/15/2014	4,150	3,828
ERP Operating LP	6.625%	3/15/2012	4,500	4,735
ERP Operating LP	5.200%	4/1/2013	1,000	973
ERP Operating LP	5.250%	9/15/2014	4,025	3,904
Health Care Property Investors, Inc.	6.450%	6/25/2012	3,025	3,118
Health Care REIT, Inc.	6.000%	11/15/2013	4,725	4,673
HealthCare Realty Trust	5.125%	4/1/2014	2,925	2,730
Hospitality Properties	5.125%	2/15/2015	2,200	2,048
HRPT Properties Trust	6.250%	8/15/2016	1,400	1,413
Kimco Realty Corp.	5.783%	3/15/2016	1,350	1,342
Liberty Property LP	5.125%	3/2/2015	4,450	4,201
ProLogis	5.500%	3/1/2013	2,000	1,968
3 ProLogis	5.625%	11/15/2015	2,800	2,735
ProLogis	5.750%	4/1/2016	1,750	1,725
Reckson Operating Partnership	6.000%	3/31/2016	1,525	1,511
Regency Centers LP	6.750%	1/15/2012	2,600	2,731
Regency Centers LP	5.250%	8/1/2015	1,000	952
Simon Property Group Inc.	6.350%	8/28/2012	2,500	2,580
Simon Property Group Inc.	5.625%	8/15/2014	2,350	2,310
Simon Property Group Inc.	5.100%	6/15/2015	1,500	1,418
3 Simon Property Group Inc.	5.750%	12/1/2015	7,100	6,969
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	1,725	1,702
Other (0.2%)
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	1,525	1,469
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	4,450	4,220
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	1,850	1,800
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	6,600	6,285

				1,184,668

Industrial (21.7%)
Basic Industry (1.9%)
Alcan, Inc.	4.875%	9/15/2012	1,000	956
Alcan, Inc.	4.500%	5/15/2013	4,575	4,219
Alcan, Inc.	5.200%	1/15/2014	1,500	1,439
Alcan, Inc.	5.000%	6/1/2015	2,550	2,397
Alcoa, Inc.	6.500%	6/1/2011	1,900	1,982
Alcoa, Inc.	6.000%	1/15/2012	9,000	9,186
Alcoa, Inc.	5.375%	1/15/2013	3,000	2,963
Barrick Gold Finance Inc.	4.875%	11/15/2014	2,050	1,933
BHP Billiton Finance	4.800%	4/15/2013	7,725	7,416
BHP Billiton Finance	5.250%	12/15/2015	2,725	2,646
Celulosa Arauco Constitution SA	5.125%	7/9/2013	1,500	1,425
Celulosa Arauco Constitution SA	5.625%	4/20/2015	4,350	4,198
Dow Chemical Co.	6.000%	10/1/2012	3,575	3,659
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	4,050	3,870
E.I. du Pont de Nemours & Co.	4.875%	4/30/2014	1,500	1,431
Falconbridge Ltd.	7.350%	6/5/2012	1,500	1,591
ICI Wilmington	5.625%	12/1/2013	1,600	1,549
Inco Ltd.	7.750%	5/15/2012	2,550	2,782
Inco Ltd.	5.700%	10/15/2015	1,675	1,609
4 International Paper Co.	5.850%	10/30/2012	9,925	9,864
International Paper Co.	5.500%	1/15/2014	1,000	962
International Paper Co.	5.300%	4/1/2015	2,375	2,224
Lubrizol Corp.	5.500%	10/1/2014	3,900	3,773
MeadWestvaco Corp.	6.850%	4/1/2012	1,500	1,546
Monsanto Co.	7.375%	8/15/2012	2,575	2,816
Noranda, Inc.	7.250%	7/15/2012	3,825	4,040
Noranda, Inc.	6.000%	10/15/2015	2,025	1,981
Plum Creek Timber Co.	5.875%	11/15/2015	1,650	1,622
Potash Corp. of Saskatchewan	7.750%	5/31/2011	2,800	3,063
Potash Corp. of Saskatchewan	4.875%	3/1/2013	1,500	1,429
Praxair, Inc.	6.375%	4/1/2012	2,000	2,086
Praxair, Inc.	3.950%	6/1/2013	2,500	2,267
Temple Inland Inc.	7.875%	5/1/2012	1,500	1,625
Temple Inland Inc.	6.375%	1/15/2016	1,500	1,515
Vale Overseas Ltd.	6.250%	1/11/2016	5,825	5,781
Weyerhaeuser Co.	6.750%	3/15/2012	9,275	9,640
WMC Finance USA	5.125%	5/15/2013	2,000	1,939
Capital Goods (2.5%)
2,3 BAE Systems	7.156%	12/15/2011	619	648
Bemis Co. Inc.	4.875%	4/1/2012	2,050	1,971
Boeing Capital Corp.	6.500%	2/15/2012	2,650	2,785
Boeing Capital Corp.	5.800%	1/15/2013	6,500	6,611
Boeing Co.	5.125%	2/15/2013	6,575	6,445
Brascan Corp.	7.125%	6/15/2012	1,000	1,070
Caterpillar Financial Services Corp.	4.750%	2/17/2015	4,125	3,895
Caterpillar Financial Services Corp.	4.625%	6/1/2015	1,200	1,121
Caterpillar, Inc.	6.550%	5/1/2011	1,000	1,050
CRH America Inc.	6.950%	3/15/2012	6,275	6,611
CRH America Inc.	5.300%	10/15/2013	2,075	2,000
Deere & Co.	6.950%	4/25/2014	3,080	3,354
Emerson Electric Co.	4.625%	10/15/2012	7,000	6,685
General Dynamics Corp.	4.250%	5/15/2013	6,850	6,396
General Electric Co.	5.000%	2/1/2013	22,975	22,374
Goodrich Corp.	7.625%	12/15/2012	3,000	3,308
Hanson PLC	5.250%	3/15/2013	3,775	3,615
Honeywell International, Inc.	5.400%	3/15/2016	2,900	2,864
Ingersoll-Rand Co.	4.750%	5/15/2015	2,150	2,016
John Deere Capital Corp.	7.000%	3/15/2012	11,065	11,868
Masco Corp.	5.875%	7/15/2012	5,625	5,591
Masco Corp.	4.800%	6/15/2015	2,125	1,922
Mohawk Industries Inc.	6.125%	1/15/2016	7,825	7,746
Raytheon Co.	5.500%	11/15/2012	1,250	1,244
Raytheon Co.	5.375%	4/1/2013	3,200	3,162
Republic Services, Inc.	6.750%	8/15/2011	2,225	2,338
Textron, Inc.	6.500%	6/1/2012	3,450	3,627
Tyco International Group SA	6.375%	10/15/2011	6,875	7,063
Tyco International Group SA	6.000%	11/15/2013	4,800	4,842
United Technologies Corp.	6.350%	3/1/2011	2,275	2,364
United Technologies Corp.	6.100%	5/15/2012	1,500	1,547
United Technologies Corp.	4.875%	5/1/2015	7,850	7,474
Waste Management, Inc.	6.375%	11/15/2012	1,250	1,293
Waste Management, Inc.	5.000%	3/15/2014	4,200	4,000
Communication (6.0%)
Alltel Corp.	7.000%	7/1/2012	2,800	3,018
America Movil SA de C.V	5.500%	3/1/2014	5,650	5,410
America Movil SA de C.V	5.750%	1/15/2015	1,525	1,481
4 AT&T Corp.	9.050%	11/15/2011	7,000	7,570
AT&T Inc.	6.250%	3/15/2011	3,700	3,788
AT&T Inc.	5.875%	2/1/2012	3,175	3,194
AT&T Inc.	5.875%	8/15/2012	2,325	2,334
AT&T Inc.	5.100%	9/15/2014	15,500	14,730
AT&T Inc.	5.625%	6/15/2016	375	364
BellSouth Corp.	6.000%	10/15/2011	4,800	4,878
BellSouth Corp.	4.750%	11/15/2012	3,150	2,986
BellSouth Corp.	5.200%	9/15/2014	6,100	5,837
CBS Corp.	6.625%	5/15/2011	2,700	2,789
CBS Corp.	5.625%	8/15/2012	3,650	3,591
4 CenturyTel, Inc.	7.875%	8/15/2012	1,650	1,784
CenturyTel, Inc.	5.000%	2/15/2015	1,000	912
Cingular Wireless LLC	6.500%	12/15/2011	3,000	3,137
Clear Channel Communications, Inc.	5.000%	3/15/2012	3,650	3,374
Clear Channel Communications, Inc.	5.750%	1/15/2013	1,900	1,809
Clear Channel Communications, Inc.	5.500%	9/15/2014	3,375	3,120
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	10,235	11,491
Comcast Corp.	5.300%	1/15/2014	10,515	10,010
Comcast Corp.	6.500%	1/15/2015	3,825	3,924
Comcast Corp.	5.850%	11/15/2015	3,800	3,730
Comcast Corp.	5.900%	3/15/2016	2,950	2,895
Cox Communications, Inc.	6.750%	3/15/2011	6,000	6,180
Cox Communications, Inc.	7.125%	10/1/2012	2,000	2,099
Cox Communications, Inc.	4.625%	6/1/2013	4,000	3,644
Cox Communications, Inc.	5.450%	12/15/2014	6,225	5,897
Cox Communications, Inc.	5.500%	10/1/2015	1,250	1,183
Deutsche Telekom International Finance	5.250%	7/22/2013	7,600	7,317
Deutsche Telekom International Finance	5.750%	3/23/2016	2,725	2,654
4 France Telecom	7.750%	3/1/2011	16,825	18,372
Gannett Co., Inc.	6.375%	4/1/2012	2,500	2,582
Grupo Televisa SA	8.000%	9/13/2011	1,000	1,110
IAC/InteractiveCorp	7.000%	1/15/2013	2,175	2,232
Knight Ridder, Inc.	7.125%	6/1/2011	1,000	1,030
New Cingular Wireless Services	7.875%	3/1/2011	16,700	18,280
New Cingular Wireless Services	8.125%	5/1/2012	8,125	9,122
News America Holdings, Inc.	9.250%	2/1/2013	2,550	3,000
News America Inc.	5.300%	12/15/2014	4,725	4,558
Nextel Communications	6.875%	10/31/2013	6,000	6,185
Nextel Communications	5.950%	3/15/2014	6,300	6,240
Nextel Communications	7.375%	8/1/2015	9,400	9,864
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	3,125	2,872
R.R. Donnelley & Sons Co.	5.500%	5/15/2015	2,000	1,882
Reed Elsevier Capital	6.750%	8/1/2011	1,000	1,045
Reed Elsevier Capital	4.625%	6/15/2012	1,700	1,591
Sprint Capital Corp.	8.375%	3/15/2012	9,550	10,785
TCI Communications, Inc.	8.750%	8/1/2015	3,895	4,574
Telecom Italia Capital	5.250%	11/15/2013	8,000	7,566
Telecom Italia Capital	4.950%	9/30/2014	12,800	11,754
Telecom Italia Capital	5.250%	10/1/2015	2,500	2,331
Tele-Communications, Inc.	9.800%	2/1/2012	1,000	1,176
Tele-Communications, Inc.	7.875%	8/1/2013	5,401	5,925
Telefonos de Mexico SA	5.500%	1/27/2015	4,500	4,286
Telstra Corp. Ltd.	6.375%	4/1/2012	2,500	2,580
Telus Corp.	8.000%	6/1/2011	9,775	10,784
Thomson Corp.	6.200%	1/5/2012	5,325	5,495
Time Warner Entertainment	10.150%	5/1/2012	400	475
Time Warner Entertainment	8.875%	10/1/2012	2,500	2,832
Tribune Co.	5.250%	8/15/2015	900	839
Univision Communications, Inc.	7.850%	7/15/2011	3,075	3,224
Verizon Communications Corp.	5.550%	2/15/2016	6,325	6,100
Verizon Florida, Inc.	6.125%	1/15/2013	1,500	1,481
Verizon Global Funding Corp.	6.875%	6/15/2012	3,225	3,385
Verizon Global Funding Corp.	7.375%	9/1/2012	4,300	4,633
Verizon Global Funding Corp.	4.900%	9/15/2015	3,000	2,778
Verizon Maryland, Inc.	6.125%	3/1/2012	2,125	2,138
Verizon New England, Inc.	6.500%	9/15/2011	4,500	4,561
Verizon New Jersey, Inc.	5.875%	1/17/2012	5,225	5,167
Verizon New York, Inc.	6.875%	4/1/2012	3,425	3,521
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	5,650	5,559
Verizon Virginia, Inc.	4.625%	3/15/2013	4,300	3,922
Vodafone Group PLC	5.000%	12/16/2013	3,700	3,506
Vodafone Group PLC	5.375%	1/30/2015	4,975	4,789
Vodafone Group PLC	5.000%	9/15/2015	2,900	2,708
Vodafone Group PLC	5.750%	3/15/2016	6,700	6,564
WPP Finance USA Corp.	5.875%	6/15/2014	2,150	2,129
Consumer Cyclical (3.0%)
Brinker International	5.750%	6/1/2014	1,700	1,659
Cendant Corp.	7.375%	1/15/2013	7,475	8,212
Centex Corp.	7.500%	1/15/2012	2,000	2,135
Centex Corp.	5.450%	8/15/2012	1,625	1,574
Centex Corp.	5.125%	10/1/2013	3,300	3,099
Centex Corp.	5.700%	5/15/2014	1,000	968
Centex Corp.	5.250%	6/15/2015	3,100	2,879
CVS Corp.	4.875%	9/15/2014	1,675	1,580
D.R. Horton, Inc.	5.375%	6/15/2012	300	286
D.R. Horton, Inc.	5.625%	9/15/2014	1,000	943
D.R. Horton, Inc.	5.250%	2/15/2015	6,500	5,948
D.R. Horton, Inc.	5.625%	1/15/2016	750	698
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	11,875	12,551
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	6,375	6,484
Federated Department Stores, Inc.	6.625%	4/1/2011	2,000	2,081
Harrah's Operating Co., Inc.	5.375%	12/15/2013	1,700	1,621
Harrah's Operating Co., Inc.	5.625%	6/1/2015	7,900	7,565
Home Depot Inc.	5.400%	3/1/2016	14,550	14,393
Johnson Controls, Inc.	4.875%	9/15/2013	1,000	943
Johnson Controls, Inc.	5.500%	1/15/2016	3,000	2,915
Kohl's Corp.	6.300%	3/1/2011	1,000	1,031
Lennar Corp.	5.950%	3/1/2013	3,100	3,061
Lennar Corp.	5.500%	9/1/2014	1,000	953
Lennar Corp.	5.600%	5/31/2015	2,375	2,265
Limited Brands Inc.	5.250%	11/1/2014	3,100	2,896
Lowe's Cos., Inc.	5.000%	10/15/2015	2,275	2,197
Marriott International	4.625%	6/15/2012	1,175	1,099
May Department Stores Co.	5.750%	7/15/2014	3,600	3,589
McDonald's Corp.	5.750%	3/1/2012	3,300	3,319
MDC Holdings Inc.	5.500%	5/15/2013	3,625	3,375
Pulte Homes, Inc.	7.875%	8/1/2011	1,000	1,081
Pulte Homes, Inc.	6.250%	2/15/2013	3,000	2,996
Pulte Homes, Inc.	5.250%	1/15/2014	4,000	3,748
Pulte Homes, Inc.	5.200%	2/15/2015	550	509
Sabre Holdings	6.350%	3/15/2016	3,350	3,260
Staples Inc.	7.375%	10/1/2012	2,000	2,167
Target Corp.	5.875%	3/1/2012	8,225	8,427
The Walt Disney Co.	6.375%	3/1/2012	9,514	9,883
Time Warner, Inc.	6.750%	4/15/2011	12,100	12,563
Time Warner, Inc.	6.875%	5/1/2012	6,100	6,389
Time Warner, Inc.	9.125%	1/15/2013	1,500	1,735
Toll Brothers, Inc.	6.875%	11/15/2012	1,500	1,536
Toll Brothers, Inc.	5.950%	9/15/2013	1,000	968
Toll Brothers, Inc.	5.150%	5/15/2015	3,150	2,842
Wal-Mart Stores, Inc.	4.550%	5/1/2013	5,450	5,189
Wal-Mart Stores, Inc.	4.500%	7/1/2015	8,525	7,952
Westinghouse Electric	8.625%	8/1/2012	1,000	1,130
Yum! Brands, Inc.	8.875%	4/15/2011	5,225	5,893
Yum! Brands, Inc.	7.700%	7/1/2012	1,100	1,198
Consumer Noncyclical (4.7%)
Abbott Laboratories	3.750%	3/15/2011	4,000	3,737
Abbott Laboratories	4.350%	3/15/2014	1,250	1,162
Altria Group, Inc.	7.000%	11/4/2013	6,250	6,707
3 AmerisourceBergen Corp.	5.625%	9/15/2012	1,475	1,452
3 AmerisourceBergen Corp.	5.875%	9/15/2015	4,425	4,356
Amgen Inc.	4.850%	11/18/2014	5,700	5,413
Anheuser Busch Cos., Inc.	4.700%	4/15/2012	1,500	1,445
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	1,500	1,539
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	3,275	3,072
Archer-Daniels-Midland Co.	8.875%	4/15/2011	80	92
Archer-Daniels-Midland Co.	8.125%	6/1/2012	3,000	3,402
AstraZeneca PLC	5.400%	6/1/2014	3,050	3,019
Baxter International, Inc.	4.625%	3/15/2015	3,150	2,910
Boston Scientific	5.450%	6/15/2014	4,200	4,054
Boston Scientific	5.500%	11/15/2015	2,000	1,992
Bottling Group LLC	4.625%	11/15/2012	6,000	5,724
Bottling Group LLC	5.000%	11/15/2013	1,500	1,448
Bottling Group LLC	5.500%	4/1/2016	2,600	2,566
Bristol-Myers Squibb Co.	5.750%	10/1/2011	13,350	13,513
Bunge Ltd. Finance Corp.	5.875%	5/15/2013	2,000	1,985
Bunge Ltd. Finance Corp.	5.350%	4/15/2014	3,225	3,094
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	1,125	1,052
Cardinal Health, Inc.	4.000%	6/15/2015	2,200	1,925
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	2,900	3,527
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	2,800	3,213
Clorox Co.	5.000%	1/15/2015	4,200	4,003
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	1,375	1,424
Coca-Cola HBC Finance	5.125%	9/17/2013	2,400	2,324
Colgate-Palmolive Co.	5.980%	4/25/2012	1,250	1,287
ConAgra Foods, Inc.	6.750%	9/15/2011	4,625	4,808
Coors Brewing Co.	6.375%	5/15/2012	2,000	2,069
Diageo Finance BV	3.875%	4/1/2011	2,500	2,334
Diageo Finance BV	5.300%	10/28/2015	1,175	1,142
Eli Lilly & Co.	6.000%	3/15/2012	3,000	3,093
Fortune Brands Inc.	5.375%	1/15/2016	7,525	7,227
Genentech Inc.	4.750%	7/15/2015	4,150	3,893
General Mills, Inc.	6.000%	2/15/2012	7,393	7,522
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	6,475	6,006
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	3,075	3,551
4 H.J. Heinz Co.	6.625%	7/15/2011	2,875	2,955
4 H.J. Heinz Co.	6.000%	3/15/2012	2,000	1,991
Hospira, Inc.	5.900%	6/15/2014	2,675	2,684
Johnson & Johnson	3.800%	5/15/2013	3,000	2,764
Kellogg Co.	6.600%	4/1/2011	7,525	7,869
Kimberly-Clark Corp.	5.625%	2/15/2012	4,250	4,309
Kimberly-Clark Corp.	4.875%	8/15/2015	1,025	985
Kraft Foods, Inc.	5.625%	11/1/2011	14,125	14,135
Kraft Foods, Inc.	6.250%	6/1/2012	4,825	4,973
Kraft Foods, Inc.	5.250%	10/1/2013	2,250	2,195
Kroger Co.	6.800%	4/1/2011	3,875	4,039
Kroger Co.	6.750%	4/15/2012	4,875	5,078
Kroger Co.	5.500%	2/1/2013	275	268
Kroger Co.	4.950%	1/15/2015	2,325	2,160
Laboratory Corp. of America	5.500%	2/1/2013	2,500	2,429
Laboratory Corp. of America	5.625%	12/15/2015	1,250	1,231
McKesson Corp.	7.750%	2/1/2012	2,000	2,196
Medtronic Inc.	4.750%	9/15/2015	3,200	2,995
Merck & Co.	4.375%	2/15/2013	2,975	2,764
Merck & Co.	4.750%	3/1/2015	3,400	3,183
Omnicom Group Inc.	5.900%	4/15/2016	2,300	2,257
Panamerican Beverages, Inc.	7.250%	7/1/2009	1,000	1,053
PepsiAmericas Inc.	4.875%	1/15/2015	2,875	2,712
Pfizer, Inc.	4.500%	2/15/2014	3,825	3,646
Procter & Gamble Co.	4.950%	8/15/2014	4,900	4,752
Procter & Gamble Co.	4.850%	12/15/2015	3,000	2,867
Quest Diagnostic, Inc.	5.450%	11/1/2015	5,400	5,261
Safeway, Inc.	5.800%	8/15/2012	6,500	6,485
Sara Lee Corp.	6.250%	9/15/2011	4,000	4,059
Sara Lee Corp.	3.875%	6/15/2013	2,500	2,195
4 Schering-Plough Corp.	5.550%	12/1/2013	5,750	5,692
SUPERVALU Inc.	7.500%	5/15/2012	1,000	1,013
Teva Pharmaceutical Finance LLC	5.550%	2/1/2016	2,225	2,143
Tyson Foods, Inc.	8.250%	10/1/2011	2,250	2,407
Tyson Foods, Inc.	6.600%	4/1/2016	2,950	2,911
UST, Inc.	6.625%	7/15/2012	1,000	1,028
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	3,350	3,144
4 Wyeth	6.950%	3/15/2011	3,000	3,177
4 Wyeth	5.500%	3/15/2013	18,450	18,237
Wyeth	5.500%	2/1/2014	6,775	6,676
Energy (1.7%)
Amerada Hess Corp.	6.650%	8/15/2011	3,025	3,162
Anadarko Finance Co.	6.750%	5/1/2011	5,300	5,580
Apache Corp.	6.250%	4/15/2012	2,300	2,423
BP Amoco PLC	8.500%	4/1/2012	1,700	1,966
Burlington Resources, Inc.	6.500%	12/1/2011	4,025	4,235
Canadian Natural Resources	6.700%	7/15/2011	2,500	2,633
Canadian Natural Resources	5.450%	10/1/2012	750	744
Conoco Funding Co.	6.350%	10/15/2011	13,675	14,263
Devon Financing Corp.	6.875%	9/30/2011	8,500	9,010
Diamond Offshore Drilling	4.875%	7/1/2015	2,050	1,936
Encana Corp.	4.750%	10/15/2013	1,125	1,069
Encana Holdings Finance Corp.	5.800%	5/1/2014	4,675	4,719
Global Santa Fe	5.000%	2/15/2013	1,000	964
Husky Energy Inc.	6.250%	6/15/2012	2,225	2,289
Marathon Oil Corp.	6.125%	3/15/2012	6,300	6,493
Nexen, Inc.	5.050%	11/20/2013	3,000	2,876
Occidental Petroleum	6.750%	1/15/2012	3,750	4,002
Ocean Energy, Inc.	7.250%	10/1/2011	875	939
PanCanadian Energy Corp.	6.300%	11/1/2011	4,000	4,145
Petro-Canada	4.000%	7/15/2013	1,800	1,624
Petro-Canada Financial Partnership	5.000%	11/15/2014	3,375	3,206
Sunoco, Inc.	4.875%	10/15/2014	950	897
Talisman Energy, Inc.	5.125%	5/15/2015	2,150	2,062
Union Oil Co. of California	5.050%	10/1/2012	3,400	3,357
Valero Energy Corp.	6.875%	4/15/2012	7,775	8,242
Weatherford International Inc.	5.500%	2/15/2016	3,000	2,945
XTO Energy, Inc.	7.500%	4/15/2012	1,000	1,093
XTO Energy, Inc.	6.250%	4/15/2013	3,775	3,897
XTO Energy, Inc.	4.900%	2/1/2014	2,750	2,604
XTO Energy, Inc.	5.000%	1/31/2015	400	378
XTO Energy, Inc.	5.300%	6/30/2015	1,625	1,569
Technology (1.2%)
Arrow Electronics, Inc.	6.875%	7/1/2013	1,000	1,039
Cisco Systems Inc.	5.500%	2/22/2016	15,050	14,831
3,4 Computer Associates Inc.	6.125%	12/1/2014	750	739
Computer Sciences Corp.	5.000%	2/15/2013	3,100	2,947
Deluxe Corp.	5.125%	10/1/2014	2,550	2,097
4 Electronic Data Systems	6.500%	8/1/2013	4,325	4,381
First Data Corp.	5.625%	11/1/2011	1,385	1,386
First Data Corp.	4.850%	10/1/2014	3,650	3,426
First Data Corp.	4.950%	6/15/2015	2,500	2,336
Harris Corp.	5.000%	10/1/2015	1,425	1,327
Hewlett-Packard Co.	6.500%	7/1/2012	2,500	2,623
International Business Machines Corp.	4.750%	11/29/2012	4,500	4,337
International Business Machines Corp.	7.500%	6/15/2013	4,000	4,481
Motorola, Inc.	8.000%	11/1/2011	3,875	4,331
3 Oracle Corp.	5.250%	1/15/2016	10,175	9,766
Pitney Bowes, Inc.	4.625%	10/1/2012	250	237
Pitney Bowes, Inc.	3.875%	6/15/2013	1,500	1,352
Pitney Bowes, Inc.	4.875%	8/15/2014	8,075	7,676
Pitney Bowes, Inc.	4.750%	1/15/2016	750	697
Science Applications International Corp.	6.250%	7/1/2012	1,000	1,007
Transportation (0.6%)
American Airlines, Inc.	7.024%	10/15/2009	3,550	3,657
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	2,665	2,823
Burlington Northern Santa Fe Corp.	5.900%	7/1/2012	5,000	5,114
Canadian National Railway Co.	6.375%	10/15/2011	1,600	1,672
Canadian National Railway Co.	4.400%	3/15/2013	2,000	1,875
Canadian Pacific Rail	6.250%	10/15/2011	1,900	1,974
Continental Airlines, Inc.	6.563%	2/15/2012	500	523
CSX Corp.	6.300%	3/15/2012	4,625	4,779
Norfolk Southern Corp.	5.257%	9/17/2014	3,095	3,030
Southwest Airlines Co.	6.500%	3/1/2012	2,400	2,478
Union Pacific Corp.	6.125%	1/15/2012	100	103
Union Pacific Corp.	6.500%	4/15/2012	5,925	6,209
Union Pacific Corp.	7.000%	2/1/2016	550	601
Other (0.1%)
Black & Decker Corp.	7.125%	6/1/2011	1,500	1,581
Black & Decker Corp.	4.750%	11/1/2014	1,000	919
3 Cooper Industries, Inc.	5.250%	11/15/2012	1,400	1,354
Dover Corp.	4.875%	10/15/2015	2,400	2,274
Hughes Supply Inc.	5.500%	10/15/2014	1,750	1,758

				1,317,833

Utilities (4.8%)
Electric (3.7%)
AEP Texas Central Co.	5.500%	2/15/2013	2,725	2,674
American Electric Power Co., Inc.	5.250%	6/1/2015	1,850	1,772
Arizona Public Service Co.	6.375%	10/15/2011	1,500	1,530
Arizona Public Service Co.	5.800%	6/30/2014	500	493
Arizona Public Service Co.	4.650%	5/15/2015	3,825	3,466
Boston Edison Co.	4.875%	10/15/2012	1,925	1,865
Boston Edison Co.	4.875%	4/15/2014	2,350	2,248
Carolina Power & Light Co.	6.500%	7/15/2012	1,850	1,927
Carolina Power & Light Co.	5.125%	9/15/2013	2,470	2,384
Carolina Power & Light Co.	5.250%	12/15/2015	3,000	2,899
CenterPoint Energy Houston	5.700%	3/15/2013	4,000	3,999
CenterPoint Energy Houston	5.750%	1/15/2014	500	498
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	3,900	3,889
Cleveland Electric Illumination Co.	5.650%	12/15/2013	500	497
Commonwealth Edison Co.	6.150%	3/15/2012	3,500	3,580
Commonwealth Edison Co.	4.700%	4/15/2015	700	646
Consolidated Edison Co. of New York	4.875%	2/1/2013	5,000	4,823
Constellation Energy Group, Inc.	7.000%	4/1/2012	5,300	5,634
Constellation Energy Group, Inc.	4.550%	6/15/2015	2,000	1,817
Consumers Energy Co.	5.000%	2/15/2012	3,175	3,059
Consumers Energy Co.	5.375%	4/15/2013	1,000	978
4 Dayton Power & Light	5.125%	10/1/2013	1,875	1,826
Dominion Resources, Inc.	6.250%	6/30/2012	4,000	4,073
Dominion Resources, Inc.	5.000%	3/15/2013	1,500	1,424
Dominion Resources, Inc.	5.150%	7/15/2015	1,800	1,692
DTE Energy Co.	7.050%	6/1/2011	1,825	1,934
Duke Capital Corp.	6.250%	2/15/2013	2,150	2,191
Duke Capital Corp.	5.500%	3/1/2014	1,000	975
Duke Capital Corp.	5.668%	8/15/2014	1,000	985
Duke Energy Corp.	6.250%	1/15/2012	6,200	6,398
Duke Energy Corp.	5.625%	11/30/2012	2,000	2,002
Empresa Nacional Electric	8.350%	8/1/2013	2,125	2,372
Energy East Corp.	6.750%	6/15/2012	1,750	1,854
Exelon Corp.	4.900%	6/15/2015	3,425	3,172
Exelon Generation Co. LLC	6.950%	6/15/2011	5,000	5,291
Exelon Generation Co. LLC	5.350%	1/15/2014	1,000	969
FirstEnergy Corp.	6.450%	11/15/2011	9,200	9,532
Florida Power & Light Co.	4.850%	2/1/2013	3,000	2,890
Florida Power Corp.	4.800%	3/1/2013	3,000	2,862
Metropolitan Edison	4.875%	4/1/2014	1,000	946
MidAmerican Energy Co.	5.125%	1/15/2013	4,000	3,904
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	3,000	3,029
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	600	572
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	8,210	8,887
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	2,000	1,893
NiSource Finance Corp.	6.150%	3/1/2013	2,500	2,549
NiSource Finance Corp.	5.400%	7/15/2014	3,250	3,154
Northern States Power Co.	8.000%	8/28/2012	2,500	2,826
Ohio Power Co.	5.500%	2/15/2013	2,000	1,971
Oncor Electric Delivery Co.	6.375%	5/1/2012	3,000	3,080
Oncor Electric Delivery Co.	6.375%	1/15/2015	175	180
Pacific Gas & Electric Co.	4.200%	3/1/2011	3,125	2,943
Pacific Gas & Electric Co.	4.800%	3/1/2014	4,800	4,542
PacifiCorp	6.900%	11/15/2011	5,150	5,496
Pepco Holdings, Inc.	6.450%	8/15/2012	3,425	3,523
PPL Energy Supply LLC	6.400%	11/1/2011	6,350	6,547
Progress Energy, Inc.	7.100%	3/1/2011	12,225	12,954
Progress Energy, Inc.	6.850%	4/15/2012	775	818
PSE&G Power LLC	7.750%	4/15/2011	2,375	2,581
PSE&G Power LLC	6.950%	6/1/2012	9,150	9,710
PSI Energy Inc.	5.000%	9/15/2013	1,125	1,076
Public Service Co. of Colorado	7.875%	10/1/2012	4,775	5,386
Public Service Co. of Colorado	5.500%	4/1/2014	1,000	999
Public Service Electric & Gas	5.375%	9/1/2013	2,000	1,973
SCANA Corp.	6.875%	5/15/2011	2,725	2,879
Southern California Edison Co.	5.000%	1/15/2014	4,200	4,047
Southern California Edison Co.	4.650%	4/1/2015	500	467
Southern California Edison Co.	5.000%	1/15/2016	925	882
Southern Power Co.	6.250%	7/15/2012	8,005	8,190
Southern Power Co.	4.875%	7/15/2015	1,125	1,049
Tampa Electric	6.875%	6/15/2012	1,000	1,066
Transalta Corp.	6.750%	7/15/2012	125	131
TXU Energy Co.	7.000%	3/15/2013	5,000	5,207
Union Electric Co.	5.400%	2/1/2016	300	292
Virginia Electric & Power Co.	5.400%	1/15/2016	4,450	4,301
Wisconsin Energy Corp.	6.500%	4/1/2011	1,200	1,241
Natural Gas (1.1%)
Atmos Energy Corp.	5.125%	1/15/2013	2,000	1,919
Atmos Energy Corp.	4.950%	10/15/2014	3,400	3,185
CenterPoint Energy Resources	7.875%	4/1/2013	4,250	4,737
Consolidated Natural Gas	6.250%	11/1/2011	6,300	6,436
Consolidated Natural Gas	5.000%	12/1/2014	1,675	1,573
Enbridge Inc.	4.900%	3/1/2015	700	668
3 Energy Transfer Partners LP	5.650%	8/1/2012	1,950	1,898
Energy Transfer Partners LP	5.950%	2/1/2015	3,275	3,245
Enterprise Products Operating LP	5.600%	10/15/2014	7,750	7,508
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	7,600	8,083
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	2,150	2,045
Kinder Morgan, Inc.	6.500%	9/1/2012	7,825	8,096
Kinder Morgan, Inc.	5.700%	1/5/2016	1,000	974
Oneok Inc.	5.200%	6/15/2015	4,850	4,594
4 Plains All American Pipeline LP	5.625%	12/15/2013	1,500	1,467
San Diego Gas & Electric	5.300%	11/15/2015	450	441
Sempra Energy	6.000%	2/1/2013	4,150	4,218
Teppco Partners, LP	7.625%	2/15/2012	2,000	2,165
Texas Gas Transmission	4.600%	6/1/2015	500	456
Trans-Canada Pipelines	4.000%	6/15/2013	3,000	2,745
Valero Logistics	6.050%	3/15/2013	2,000	2,024

				292,888

Total Corporate Bonds
(Cost $2,871,330)				2,800,762

Sovereign Bonds (U.S. Dollar-Denominated) (5.6%)

Asian Development Bank	4.500%	9/4/2012	6,500	6,277
Asian Development Bank	6.640%	5/27/2014	521	569
China Development Bank	4.750%	10/8/2014	2,700	2,554
China Development Bank	5.000%	10/15/2015	2,650	2,509
Corp. Andina de Fomento	6.875%	3/15/2012	2,300	2,437
Corp. Andina de Fomento	5.200%	5/21/2013	3,500	3,404
Development Bank of Japan	4.250%	6/9/2015	2,325	2,136
European Bank for Reconstruction & Development	5.000%	5/19/2014	3,400	3,368
European Investment Bank	4.625%	5/15/2014	12,350	11,977
European Investment Bank	4.875%	2/16/2016	5,650	5,499
Export-Import Bank of Korea	5.125%	3/16/2015	4,800	4,607
Federation of Malaysia	7.500%	7/15/2011	9,100	9,906
Financement Quebec	5.000%	10/25/2012	2,000	1,969
Inter-American Development Bank	4.375%	9/20/2012	17,700	16,923
Inter-American Development Bank	4.250%	9/14/2015	4,000	3,730
International Bank for Reconstruction & Development	3.625%	5/21/2013	2,500	2,343
International Bank for Reconstruction & Development	5.000%	4/1/2016	925	914
Japan Bank International	4.750%	5/25/2011	4,425	4,336
Japan Finance Corp.	4.625%	4/21/2015	10,600	10,070
Korea Development Bank	5.750%	9/10/2013	7,375	7,440
Korea Electric Power	7.750%	4/1/2013	2,300	2,582
Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	13,475	12,528
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	4,400	4,360
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	2,025	1,965
Oesterreichische Kontrollbank	4.500%	3/9/2015	2,600	2,483
Oesterreichische Kontrollbank	4.875%	2/16/2016	3,000	2,927
Ontario Hydro Electric	7.450%	3/31/2013	3,000	3,389
2 Pemex Finance Ltd.	9.690%	8/15/2009	3,500	3,730
4 Pemex Project Funding Master Trust	8.000%	11/15/2011	5,875	6,367
Pemex Project Funding Master Trust	7.375%	12/15/2014	4,825	5,139
3 Pemex Project Funding Master Trust	5.750%	12/15/2015	3,000	2,870
Pemex Project Funding Master Trust	5.750%	12/15/2015	4,715	4,510
^ People's Republic of China	4.750%	10/29/2013	5,000	4,784
Province of Manitoba	7.500%	2/22/2010	1,000	1,080
Province of Nova Scotia	5.750%	2/27/2012	2,500	2,556
Province of Ontario	5.125%	7/17/2012	2,250	2,242
Province of Ontario	4.500%	2/3/2015	3,550	3,358
Province of Ontario	4.750%	1/19/2016	10,250	9,843
Province of Quebec	4.875%	5/5/2014	5,500	5,332
Province of Quebec	4.600%	5/26/2015	4,800	4,528
Province of Quebec	5.000%	3/1/2016	2,100	2,034
Province of Saskatchewan	7.375%	7/15/2013	1,000	1,127
Quebec Hydro Electric	6.300%	5/11/2011	7,500	7,741
Republic of Chile	7.125%	1/11/2012	4,000	4,330
Republic of Chile	5.500%	1/15/2013	4,450	4,456
Republic of Hungary	4.750%	2/3/2015	7,350	6,874
Republic of Italy	5.625%	6/15/2012	21,625	21,986
Republic of Italy	4.500%	1/21/2015	13,350	12,716
Republic of Italy	4.750%	1/25/2016	14,425	13,724
Republic of Korea	4.250%	6/1/2013	8,575	7,946
^ Republic of Korea	4.875%	9/22/2014	2,675	2,571
Republic of Poland	6.250%	7/3/2012	5,875	6,099
Republic of Poland	5.250%	1/15/2014	4,700	4,618
Republic of Poland	5.000%	10/19/2015	4,500	4,312
Republic of South Africa	7.375%	4/25/2012	7,150	7,738
Republic of South Africa	6.500%	6/2/2014	2,225	2,326
State of Israel	4.625%	6/15/2013	2,800	2,615
State of Israel	5.125%	3/1/2014	2,000	1,917
United Mexican States	7.500%	1/14/2012	2,320	2,503
United Mexican States	6.375%	1/16/2013	7,974	8,173
United Mexican States	5.875%	1/15/2014	10,425	10,352
United Mexican States	6.625%	3/3/2015	4,200	4,383
United Mexican States	5.625%	1/15/2017	8,000	7,748

Total Sovereign Bonds
(Cost $348,034)				337,830

Taxable Municipal Bond (0.0%)

Wisconsin Public Service Rev
(Cost $1,346)	4.800%	5/1/2013	1,350	1,301

			Shares

Temporary Cash Investment (1.3%)

5 Vanguard Market Liquidity Fund, 4.715%
(Cost $77,152)			77,151,712	77,152

Total Investments (100.0%)
(Cost $6,242,058)				6,080,845

Other Assets and Liabilities—Net (0.0%)				726

Net Assets (100%)				6,081,571

^	Part of security position is on loan to broker/dealers.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of these securities was $41,145,000, representing 0.7% of net assets.
4	Adjustable-rate note.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2006, the cost of investment securities for tax purposes was $6,242,058,000. Net unrealized depreciation of investment securities for tax purposes was $161,213,000, consisting of unrealized gains of $15,122,000 on securities that had risen in value since their purchase and $176,335,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Bond Index Fund
Schedule of Investments
March 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (55.3%)

U.S. Government Securities (49.1%)
U.S. Treasury Bond	11.250%	2/15/2015	115	167
U.S. Treasury Bond	10.625%	8/15/2015	550	784
U.S. Treasury Bond	9.875%	11/15/2015	150	207
U.S. Treasury Bond	7.250%	5/15/2016	5,900	6,979
U.S. Treasury Bond	7.500%	11/15/2016	2,995	3,619
U.S. Treasury Bond	8.750%	5/15/2017	33,265	43,910
U.S. Treasury Bond	8.875%	8/15/2017	48,525	64,796
U.S. Treasury Bond	9.125%	5/15/2018	15,975	21,908
U.S. Treasury Bond	9.000%	11/15/2018	15,788	21,622
U.S. Treasury Bond	8.875%	2/15/2019	58,950	80,255
U.S. Treasury Bond	8.125%	8/15/2019	17,745	23,027
U.S. Treasury Bond	8.500%	2/15/2020	27,450	36,813
U.S. Treasury Bond	8.750%	5/15/2020	3,325	4,556
U.S. Treasury Bond	8.750%	8/15/2020	61,500	84,467
U.S. Treasury Bond	7.875%	2/15/2021	32,530	41,989
U.S. Treasury Bond	8.125%	8/15/2021	37,295	49,358
U.S. Treasury Bond	8.000%	11/15/2021	25,045	32,899
U.S. Treasury Bond	7.250%	8/15/2022	550	682
U.S. Treasury Bond	7.625%	11/15/2022	37,970	48,750
U.S. Treasury Bond	7.125%	2/15/2023	4,860	5,977
U.S. Treasury Bond	6.250%	8/15/2023	50	57
U.S. Treasury Bond	7.625%	2/15/2025	35,600	46,541
U.S. Treasury Bond	6.875%	8/15/2025	3,350	4,090
U.S. Treasury Bond	6.000%	2/15/2026	275	307
U.S. Treasury Bond	6.750%	8/15/2026	55,225	66,891
U.S. Treasury Bond	6.500%	11/15/2026	4,025	4,756
U.S. Treasury Bond	6.625%	2/15/2027	39,840	47,783
U.S. Treasury Bond	6.375%	8/15/2027	54,380	63,591
U.S. Treasury Bond	6.125%	11/15/2027	24,650	28,063
U.S. Treasury Bond	5.500%	8/15/2028	45,975	48,712
U.S. Treasury Bond	5.250%	11/15/2028	29,220	30,005
U.S. Treasury Bond	6.125%	8/15/2029	38,355	43,982
U.S. Treasury Bond	6.250%	5/15/2030	14,640	17,111
U.S. Treasury Note	3.750%	3/31/2007	1,650	1,632
U.S. Treasury Note	2.625%	3/15/2009	2,975	2,797
U.S. Treasury Note	3.875%	2/15/2013	1,450	1,367
U.S. Treasury Note	4.250%	8/15/2013	1,350	1,298
U.S. Treasury Note	3.375%	2/28/2007	9,150	9,026

				990,774

Agency Bonds and Notes (6.2%)
1 Federal Farm Credit Bank	4.875%	12/16/2015	2,050	1,988
1 Federal Home Loan Bank	5.375%	5/15/2019	7,250	7,237
1 Federal Home Loan Bank	5.125%	8/15/2019	500	487
1 Federal Home Loan Bank	5.250%	12/11/2020	2,500	2,464
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	8,700	10,218
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	13,600	16,213
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	4,175	4,710
1 Federal National Mortgage Assn	0.000%	6/1/2017	6,325	3,493
1 Federal National Mortgage Assn	0.000%	10/9/2019	8,300	3,967
1 Federal National Mortgage Assn	6.250%	5/15/2029	9,375	10,478
1 Federal National Mortgage Assn	7.125%	1/15/2030	10,475	12,966
1 Federal National Mortgage Assn	7.250%	5/15/2030	9,935	12,465
1 Federal National Mortgage Assn	6.625%	11/15/2030	11,100	13,013
1 Federal National Mortgage Assn	6.210%	8/6/2038	1,000	1,112
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	1,375	1,395
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	325	329
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	2,900	2,916
1 Tennessee Valley Auth	6.250%	12/15/2017	2,600	2,798
1 Tennessee Valley Auth	6.750%	11/1/2025	4,500	5,303
1 Tennessee Valley Auth	7.125%	5/1/2030	3,250	4,017
1 Tennessee Valley Auth	4.650%	6/15/2035	2,825	2,505
1 Tennessee Valley Auth	6.150%	1/15/2038	2,450	2,666
1 Tennessee Valley Auth	5.375%	4/1/2056	1,850	1,828

				124,568

Total U.S. Government and Agency Obligations
(Cost $1,116,358)				1,115,342

Corporate Bonds (36.8%)

Asset-Backed Securities (0.2%)
2,3 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	450	524
2 PSE&G Transition Funding LLC	6.890%	12/15/2017	2,500	2,771

				3,295

Finance (9.1%)
Banking (4.7%)
Abbey National PLC	7.950%	10/26/2029	3,925	4,825
ABN AMRO Bank NV	4.650%	6/4/2018	2,250	2,044
Associates Corp. of North America	6.950%	11/1/2018	1,150	1,275
Banc One Corp.	7.750%	7/15/2025	2,000	2,368
Banc One Corp.	7.625%	10/15/2026	4,350	5,114
Bank of America Corp.	7.800%	2/15/2010	3,000	3,251
Bank of America Corp.	5.375%	6/15/2014	1,000	991
Bank of America Corp.	5.625%	3/8/2035	5,675	5,281
Barclays Bank PLC	6.278%	12/29/2049	750	702
BB&T Corp.	4.900%	6/30/2017	1,525	1,433
BB&T Corp.	5.250%	11/1/2019	1,000	957
CIT Group, Inc.	6.000%	4/1/2036	1,800	1,727
Citicorp Capital II	8.015%	2/15/2027	450	475
Citigroup, Inc.	6.625%	6/15/2032	2,000	2,161
Citigroup, Inc.	5.875%	2/22/2033	3,650	3,584
Citigroup, Inc.	6.000%	10/31/2033	2,200	2,191
Citigroup, Inc.	5.850%	12/11/2034	2,300	2,274
Comerica Bank	5.200%	8/22/2017	550	522
Compass Bank	5.900%	4/1/2026	1,075	1,051
Credit Suisse First Boston USA, Inc.	5.375%	3/2/2016	650	632
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	2,600	3,003
Fifth Third Bank	4.500%	6/1/2018	1,550	1,382
First Union Institutional Capital I	8.040%	12/1/2026	500	527
Fleet Capital Trust II	7.920%	12/11/2026	1,150	1,211
Fleet Financial Group, Inc.	6.875%	1/15/2028	400	448
HSBC Bank USA	5.875%	11/1/2034	2,675	2,615
HSBC Bank USA	5.625%	8/15/2035	2,700	2,464
HSBC Holdings PLC	7.625%	5/17/2032	1,050	1,247
HSBC Holdings PLC	7.350%	11/27/2032	200	233
JPM Capital Trust II	7.950%	2/1/2027	500	528
JPMorgan Capital Trust	5.875%	3/15/2035	1,925	1,797
JPMorgan Chase & Co.	5.850%	8/1/2035	425	395
Key Bank NA	5.450%	3/3/2016	1,400	1,370
Key Bank NA	6.950%	2/1/2028	1,693	1,852
Marshall & Ilsley Bank	5.000%	1/17/2017	1,000	945
Mellon Capital II	7.995%	1/15/2027	2,100	2,216
National City Corp.	6.875%	5/15/2019	1,700	1,864
NationsBank Corp.	6.800%	3/15/2028	375	407
NB Capital Trust IV	8.250%	4/15/2027	400	425
PNC Bank NA	4.875%	9/21/2017	2,350	2,182
2,4 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	4,375	4,999
State Street Capital Trust	5.250%	10/15/2018	1,000	963
SunTrust Banks, Inc.	5.200%	1/17/2017	1,000	964
SunTrust Banks, Inc.	5.450%	12/1/2017	1,350	1,323
SunTrust Capital II	7.900%	6/15/2027	750	796
Swiss Bank Corp.	7.000%	10/15/2015	1,000	1,107
Swiss Bank Corp.	7.375%	6/15/2017	550	638
Synovus Financial Corp.	5.125%	6/15/2017	750	702
Wachovia Corp.	6.605%	10/1/2025	725	763
3 Wachovia Corp.	8.000%	12/15/2026	2,300	2,421
Wachovia Corp.	7.500%	4/15/2035	150	176
Wachovia Corp.	5.500%	8/1/2035	2,875	2,647
Wachovia Corp.	6.550%	10/15/2035	125	133
Washington Mutual Capital I	8.375%	6/1/2027	1,250	1,331
Washington Mutual, Inc.	5.250%	9/15/2017	1,850	1,746
Wells Fargo & Co.	5.125%	9/15/2016	2,325	2,227
Wells Fargo & Co.	5.375%	2/7/2035	2,450	2,285
Brokerage (1.1%)
Bear Stearns Co., Inc.	4.650%	7/2/2018	1,075	969
Goldman Sachs Group, Inc.	6.125%	2/15/2033	4,950	4,920
Goldman Sachs Group, Inc.	6.345%	2/15/2034	5,175	5,104
Jefferies Group Inc.	6.250%	1/15/2036	1,400	1,322
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	1,325	1,305
Lehman Brothers Holdings, Inc.	5.875%	11/15/2017	750	758
Merrill Lynch & Co., Inc.	6.500%	7/15/2018	625	664
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	4,075	4,481
Morgan Stanley Dean Witter	7.250%	4/1/2032	2,025	2,338
Finance Companies (0.8%)
Capital One Financial	5.250%	2/21/2017	1,475	1,386
General Electric Capital Corp.	6.750%	3/15/2032	12,025	13,389
SLM Corp.	5.625%	8/1/2033	1,950	1,841
Insurance (2.2%)
ACE Capital Trust II	9.700%	4/1/2030	850	1,133
AEGON Funding Corp.	5.750%	12/15/2020	1,000	990
Allstate Corp.	6.125%	12/15/2032	1,250	1,260
Allstate Corp.	5.350%	6/1/2033	750	676
Allstate Corp.	5.550%	5/9/2035	2,000	1,846
Allstate Corp.	5.950%	4/1/2036	925	901
Ambac, Inc.	5.950%	12/5/2035	1,050	1,016
American General Capital II	8.500%	7/1/2030	850	1,086
Aon Capital Trust	8.205%	1/1/2027	1,075	1,237
Arch Capital Group Ltd.	7.350%	5/1/2034	625	671
Assurant, Inc.	6.750%	2/15/2034	1,200	1,248
AXA SA	8.600%	12/15/2030	2,700	3,427
CIGNA Corp.	7.875%	5/15/2027	700	810
Cincinnati Financial Corp.	6.125%	11/1/2034	1,850	1,819
Endurance Specialty Holdings	7.000%	7/15/2034	700	708
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	400	417
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	1,350	1,488
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	400	476
Genworth Financial, Inc.	6.500%	6/15/2034	875	923
Hartford Life, Inc.	7.650%	6/15/2027	400	473
Hartford Life, Inc.	7.375%	3/1/2031	800	928
Humana Inc.	6.300%	8/1/2018	750	756
Loews Corp.	5.250%	3/15/2016	500	475
Loews Corp.	6.000%	2/1/2035	800	758
Marsh & McLennan Cos., Inc.	5.875%	8/1/2033	400	362
MBIA, Inc.	5.700%	12/1/2034	1,000	917
MetLife, Inc.	6.500%	12/15/2032	2,225	2,338
MetLife, Inc.	6.375%	6/15/2034	1,225	1,268
MetLife, Inc.	5.700%	6/15/2035	1,250	1,180
Progressive Corp.	6.625%	3/1/2029	1,625	1,746
Prudential Financial, Inc.	5.750%	7/15/2033	1,000	959
Prudential Financial, Inc.	5.400%	6/13/2035	350	318
Prudential Financial, Inc.	5.900%	3/17/2036	950	926
Royal & Sun Alliance	8.950%	10/15/2029	850	1,075
Travelers Property Casualty Corp.	6.375%	3/15/2033	1,000	1,013
UnitedHealth Group, Inc.	5.375%	3/15/2016	1,400	1,366
UnitedHealth Group, Inc.	5.800%	3/15/2036	1,600	1,521
WellPoint Inc.	5.950%	12/15/2034	1,250	1,200
WellPoint Inc.	5.850%	1/15/2036	1,975	1,868
XL Capital Ltd.	6.375%	11/15/2024	575	567
Real Estate Investment Trusts (0.3%)
EOP Operating LP	7.875%	7/15/2031	1,150	1,299
ERP Operating LP	5.200%	4/1/2013	500	487
ERP Operating LP	5.375%	8/1/2016	2,325	2,243
Health Care Property Investors, Inc.	5.625%	5/1/2017	875	839
Health Care REIT, Inc.	6.200%	6/1/2016	925	922
HRPT Properties Trust	6.250%	8/15/2016	750	757
Other (0.0%)
J. Paul Getty Trust	5.875%	10/1/2033	750	732

				185,092

Industrial (22.8%)
Basic Industry (1.4%)
Alcan, Inc.	7.250%	3/15/2031	1,250	1,398
Alcan, Inc.	6.125%	12/15/2033	1,375	1,343
Aluminum Co. of America	6.750%	1/15/2028	1,350	1,468
BHP Finance USA Ltd.	6.420%	3/1/2026	1,000	1,052
Dow Chemical Co.	7.375%	11/1/2029	2,025	2,337
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	800	850
Eastman Chemical Co.	7.250%	1/15/2024	900	941
Eastman Chemical Co.	7.600%	2/1/2027	300	324
Inco Ltd.	7.200%	9/15/2032	1,050	1,094
International Paper Co.	5.250%	4/1/2016	450	417
Lubrizol Corp.	6.500%	10/1/2034	825	815
Monsanto Co.	5.500%	8/15/2025	1,350	1,238
Newmont Mining	5.875%	4/1/2035	1,100	1,030
Noranda, Inc.	5.500%	6/15/2017	1,250	1,166
Placer Dome, Inc.	6.450%	10/15/2035	700	704
2 Rohm & Haas Co.	9.800%	4/15/2020	399	490
Rohm & Haas Co.	7.850%	7/15/2029	1,300	1,575
Teck Cominco Ltd.	6.125%	10/1/2035	1,800	1,689
Vale Overseas Ltd.	8.250%	1/17/2034	1,725	1,977
Westvaco Corp.	8.200%	1/15/2030	325	356
Westvaco Corp.	7.950%	2/15/2031	400	430
Weyerhaeuser Co.	6.950%	8/1/2017	350	367
Weyerhaeuser Co.	8.500%	1/15/2025	600	694
Weyerhaeuser Co.	7.375%	3/15/2032	3,550	3,783
Willamette Ind	7.850%	7/1/2026	1,000	1,104
Capital Goods (2.1%)
Boeing Co.	8.750%	8/15/2021	300	393
Boeing Co.	8.750%	9/15/2031	850	1,164
Boeing Co.	6.125%	2/15/2033	1,725	1,798
Boeing Co.	6.625%	2/15/2038	1,050	1,159
Caterpillar, Inc.	6.625%	7/15/2028	500	550
Caterpillar, Inc.	7.300%	5/1/2031	1,200	1,431
Caterpillar, Inc.	6.950%	5/1/2042	1,425	1,640
CRH America Inc.	6.400%	10/15/2033	750	754
Deere & Co.	8.100%	5/15/2030	1,000	1,276
Emerson Electric Co.	4.500%	5/1/2013	600	566
Emerson Electric Co.	6.000%	8/15/2032	400	410
Honeywell International, Inc.	5.700%	3/15/2036	625	608
Lockheed Martin Corp.	7.750%	5/1/2026	150	180
Lockheed Martin Corp.	8.500%	12/1/2029	5,100	6,675
Masco Corp.	7.750%	8/1/2029	550	604
Masco Corp.	6.500%	8/15/2032	1,275	1,230
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/2028	500	540
Northrop Grumman Corp.	7.750%	2/15/2031	4,300	5,201
PACTIV Corp.	7.950%	12/15/2025	1,000	1,094
Raytheon Co.	6.400%	12/15/2018	500	521
Raytheon Co.	7.200%	8/15/2027	1,250	1,408
Raytheon Co.	7.000%	11/1/2028	1,000	1,105
Republic Services, Inc.	6.086%	3/15/2035	725	704
TRW, Inc.	7.750%	6/1/2029	250	302
Tyco International Group SA	7.000%	6/15/2028	2,675	2,847
United Technologies Corp.	8.875%	11/15/2019	545	692
United Technologies Corp.	6.700%	8/1/2028	250	277
United Technologies Corp.	7.500%	9/15/2029	1,875	2,275
United Technologies Corp.	5.400%	5/1/2035	1,600	1,515
USA Waste Services, Inc.	7.000%	7/15/2028	2,050	2,197
Waste Management, Inc.	7.750%	5/15/2032	1,125	1,319
WMX Technologies Inc.	7.100%	8/1/2026	800	864
Communication (7.6%)
Alltel Corp.	7.875%	7/1/2032	2,125	2,542
America Movil SA de C.V	6.375%	3/1/2035	2,425	2,286
Ameritech Capital Funding	6.550%	1/15/2028	1,000	961
4 AT&T Corp.	9.750%	11/15/2031	5,200	6,216
AT&T Inc.	5.625%	6/15/2016	1,350	1,311
AT&T Inc.	6.450%	6/15/2034	3,975	3,923
AT&T Inc.	6.150%	9/15/2034	2,400	2,276
BellSouth Capital Funding	7.875%	2/15/2030	4,375	5,028
BellSouth Corp.	6.875%	10/15/2031	450	466
BellSouth Corp.	6.550%	6/15/2034	2,475	2,474
BellSouth Corp.	6.000%	11/15/2034	1,480	1,375
BellSouth Telecommunications	6.375%	6/1/2028	3,365	3,296
4 British Telecommunications PLC	8.875%	12/15/2030	5,475	6,965
CBS Corp.	4.625%	5/15/2018	150	129
CBS Corp.	7.875%	7/30/2030	2,640	2,891
CBS Corp.	5.500%	5/15/2033	775	649
CenturyTel Enterprises	6.875%	1/15/2028	550	522
Cingular Wireless LLC	7.125%	12/15/2031	1,800	1,963
Clear Channel Communications, Inc.	5.500%	12/15/2016	275	246
Clear Channel Communications, Inc.	7.250%	10/15/2027	900	888
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	2,698	3,404
Comcast Cable Communications, Inc.	8.875%	5/1/2017	1,000	1,195
Comcast Corp.	5.900%	3/15/2016	1,875	1,840
Comcast Corp.	4.950%	6/15/2016	3,250	2,959
Comcast Corp.	7.050%	3/15/2033	1,375	1,417
Comcast Corp.	5.650%	6/15/2035	2,975	2,597
Comcast Corp.	6.500%	11/15/2035	1,500	1,457
Comcast Corp.	6.450%	3/15/2037	2,700	2,605
4 Deutsche Telekom International Finance	8.250%	6/15/2030	8,625	10,283
4 France Telecom	8.500%	3/1/2031	5,500	6,935
Grupo Televisa SA	6.625%	3/18/2025	1,600	1,612
Grupo Televisa SA	8.500%	3/11/2032	250	299
GTE Corp.	6.840%	4/15/2018	1,000	1,049
GTE Corp.	8.750%	11/1/2021	900	1,074
GTE Corp.	6.940%	4/15/2028	2,275	2,285
Knight Ridder, Inc.	5.750%	9/1/2017	1,075	989
Koninklijke KPN NV	8.375%	10/1/2030	1,775	1,948
Michigan Bell Telephone Co.	7.850%	1/15/2022	1,522	1,629
New Cingular Wireless Services	8.750%	3/1/2031	5,250	6,642
New England Telephone & Telegraph Co.	7.875%	11/15/2029	400	426
News America Holdings, Inc.	8.000%	10/17/2016	1,250	1,420
News America Holdings, Inc.	8.150%	10/17/2036	1,225	1,408
News America Holdings, Inc.	7.750%	12/1/2045	1,225	1,333
News America Inc.	7.250%	5/18/2018	350	377
News America Inc.	6.550%	3/15/2033	225	220
News America Inc.	6.200%	12/15/2034	2,525	2,361
3 News America Inc.	6.400%	12/15/2035	3,550	3,395
Pacific Bell	7.125%	3/15/2026	550	575
Sprint Capital Corp.	6.900%	5/1/2019	1,675	1,783
Sprint Capital Corp.	6.875%	11/15/2028	6,200	6,435
Sprint Capital Corp.	8.750%	3/15/2032	5,050	6,300
TCI Communications, Inc.	7.875%	2/15/2026	700	765
Telecom Italia Capital	6.375%	11/15/2033	1,975	1,859
Telecom Italia Capital	6.000%	9/30/2034	2,425	2,182
Telefonica Europe BV	8.250%	9/15/2030	2,500	2,919
Thomson Corp.	5.500%	8/15/2035	900	810
Time Warner Entertainment	8.375%	3/15/2023	2,225	2,521
Time Warner Entertainment	8.375%	7/15/2033	1,950	2,247
US Cellular	6.700%	12/15/2033	950	910
Verizon Global Funding Corp.	7.750%	12/1/2030	7,350	8,102
Verizon Global Funding Corp.	5.850%	9/15/2035	875	785
Verizon Maryland, Inc.	5.125%	6/15/2033	500	394
Verizon New York, Inc.	7.375%	4/1/2032	650	663
Vodafone AirTouch PLC	7.875%	2/15/2030	2,000	2,296
Vodafone Group PLC	4.625%	7/15/2018	1,500	1,310
Vodafone Group PLC	6.250%	11/30/2032	200	195
Consumer Cyclical (2.7%)
Chrysler Corp.	7.450%	3/1/2027	2,400	2,520
Chrysler Corp.	7.450%	2/1/2097	829	819
Chrysler Corp.	7.400%	8/1/2097	1,000	981
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	2,875	3,363
Federated Department Stores, Inc.	6.790%	7/15/2027	800	814
Federated Department Stores, Inc.	7.000%	2/15/2028	600	625
Federated Department Stores, Inc.	6.900%	4/1/2029	150	156
Harrah's Operating Co., Inc.	5.750%	10/1/2017	1,675	1,593
J.C. Penney Co., Inc.	7.950%	4/1/2017	900	1,031
J.C. Penney Co., Inc.	7.125%	11/15/2023	1,000	1,089
J.C. Penney Co., Inc.	7.400%	4/1/2037	1,750	1,932
Johnson Controls, Inc.	6.000%	1/15/2036	425	401
Kohl's Corp.	6.000%	1/15/2033	400	372
Limited Brands Inc.	6.950%	3/1/2033	250	245
Lowe's Cos., Inc.	6.875%	2/15/2028	550	613
Lowe's Cos., Inc.	6.500%	3/15/2029	800	855
Lowe's Cos., Inc.	5.500%	10/15/2035	800	758
2 May Department Stores Co.	9.750%	2/15/2021	30	36
May Department Stores Co.	6.650%	7/15/2024	1,450	1,473
May Department Stores Co.	6.700%	7/15/2034	1,700	1,717
Nordstrom, Inc.	6.950%	3/15/2028	300	315
Pulte Homes, Inc.	7.875%	6/15/2032	1,000	1,071
Pulte Homes, Inc.	6.375%	5/15/2033	600	543
Pulte Homes, Inc.	6.000%	2/15/2035	400	348
Target Corp.	7.000%	7/15/2031	550	634
Target Corp.	6.350%	11/1/2032	2,475	2,647
The Walt Disney Co.	7.000%	3/1/2032	2,100	2,312
Time Warner, Inc.	9.150%	2/1/2023	1,980	2,401
Time Warner, Inc.	7.570%	2/1/2024	500	538
Time Warner, Inc.	6.625%	5/15/2029	4,525	4,463
Time Warner, Inc.	7.625%	4/15/2031	6,335	6,910
Time Warner, Inc.	7.700%	5/1/2032	2,040	2,252
Wal-Mart Stores, Inc.	7.550%	2/15/2030	3,500	4,208
Wal-Mart Stores, Inc.	5.250%	9/1/2035	4,675	4,228
Consumer Noncyclical (4.0%)
Albertson's, Inc.	7.450%	8/1/2029	1,050	921
Albertson's, Inc.	8.000%	5/1/2031	1,300	1,205
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	600	613
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	2,625	2,919
Anheuser-Busch Cos., Inc.	5.950%	1/15/2033	650	652
Archer-Daniels-Midland Co.	8.375%	4/15/2017	1,000	1,209
Archer-Daniels-Midland Co.	7.500%	3/15/2027	350	409
Archer-Daniels-Midland Co.	7.000%	2/1/2031	2,625	2,924
Archer-Daniels-Midland Co.	5.375%	9/15/2035	1,325	1,211
Boston Scientific	6.250%	11/15/2035	1,450	1,485
Bottling Group LLC	5.500%	4/1/2016	1,925	1,900
Bristol-Myers Squibb Co.	7.150%	6/15/2023	1,350	1,515
Bristol-Myers Squibb Co.	6.800%	11/15/2026	239	261
Bristol-Myers Squibb Co.	6.875%	8/1/2097	200	211
C.R. Bard, Inc.	6.700%	12/1/2026	500	541
Cardinal Health, Inc.	5.850%	12/15/2017	600	592
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	2,000	2,487
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	500	599
Coca-Cola Enterprises Inc.	7.000%	10/1/2026	675	745
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	3,850	4,221
ConAgra Foods, Inc.	9.750%	3/1/2021	750	951
ConAgra Foods, Inc.	7.125%	10/1/2026	1,150	1,209
ConAgra Foods, Inc.	7.000%	10/1/2028	425	441
ConAgra Foods, Inc.	8.250%	9/15/2030	950	1,113
Eli Lilly & Co.	7.125%	6/1/2025	1,000	1,142
Fortune Brands Inc.	5.875%	1/15/2036	975	907
Genentech Inc.	5.250%	7/15/2035	1,025	922
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	1,350	1,283
Grand Metropolitan Investment Corp.	7.450%	4/15/2035	1,325	1,587
4 H.J. Heinz Co.	6.750%	3/15/2032	925	908
Johnson & Johnson	6.950%	9/1/2029	500	587
Johnson & Johnson	4.950%	5/15/2033	1,750	1,603
Kellogg Co.	7.450%	4/1/2031	2,350	2,757
Kimberly-Clark Corp.	6.250%	7/15/2018	675	708
Kraft Foods, Inc.	6.500%	11/1/2031	2,150	2,240
Kroger Co.	7.700%	6/1/2029	375	414
Kroger Co.	8.000%	9/15/2029	1,925	2,196
Kroger Co.	7.500%	4/1/2031	850	933
Merck & Co.	6.300%	1/1/2026	500	508
Merck & Co.	6.400%	3/1/2028	1,075	1,102
Merck & Co.	5.950%	12/1/2028	1,050	1,021
Omnicom Group Inc.	5.900%	4/15/2016	1,600	1,570
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	2,125	2,396
PepsiAmericas Inc.	5.000%	5/15/2017	750	707
4 Pharmacia Corp.	6.500%	12/1/2018	750	810
4 Pharmacia Corp.	6.600%	12/1/2028	2,000	2,203
Philip Morris Cos., Inc.	7.750%	1/15/2027	1,800	2,072
Procter & Gamble Co.	5.500%	2/1/2034	850	815
Procter & Gamble Co.	5.800%	8/15/2034	1,600	1,602
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	2,505	3,136
Safeway, Inc.	7.250%	2/1/2031	856	904
Sara Lee Corp.	6.125%	11/1/2032	500	459
4 Schering-Plough Corp.	6.750%	12/1/2033	1,950	2,088
Sysco Corp.	5.375%	9/21/2035	1,000	933
Teva Pharmaceutical Finance LLC	6.150%	2/1/2036	2,650	2,491
Unilever Capital Corp.	5.900%	11/15/2032	2,925	2,886
Wyeth	6.450%	2/1/2024	1,225	1,266
Wyeth	6.500%	2/1/2034	1,125	1,171
Wyeth	6.000%	2/15/2036	2,325	2,265
Energy (2.9%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	1,250	1,460
Amerada Hess Corp.	7.875%	10/1/2029	3,550	4,124
Amerada Hess Corp.	7.125%	3/15/2033	575	629
Anadarko Finance Co.	7.500%	5/1/2031	2,275	2,652
Apache Finance Canada	7.750%	12/15/2029	650	793
Baker Hughes, Inc.	6.875%	1/15/2029	1,000	1,116
Burlington Resources, Inc.	7.200%	8/15/2031	650	756
Burlington Resources, Inc.	7.400%	12/1/2031	1,675	1,992
Canadian Natural Resources	7.200%	1/15/2032	600	666
Canadian Natural Resources	5.850%	2/1/2035	1,050	997
ChevronTexaco Corp.	9.750%	3/15/2020	500	687
Conoco Funding Co.	7.250%	10/15/2031	400	467
Devon Energy Corp.	7.950%	4/15/2032	250	307
Devon Financing Corp.	7.875%	9/30/2031	3,850	4,653
Encana Corp.	6.500%	8/15/2034	3,125	3,279
Global Marine, Inc.	7.000%	6/1/2028	800	884
Husky Energy Inc.	6.150%	6/15/2019	510	506
Lasmo Inc.	7.300%	11/15/2027	600	710
Marathon Oil Corp.	6.800%	3/15/2032	1,000	1,090
Nexen, Inc.	7.875%	3/15/2032	550	648
Nexen, Inc.	5.875%	3/10/2035	1,850	1,711
Noble Energy Inc.	8.000%	4/1/2027	775	898
Norsk Hydro	7.250%	9/23/2027	2,175	2,547
Norsk Hydro	7.150%	1/15/2029	1,000	1,164
Occidental Petroleum	7.200%	4/1/2028	1,400	1,596
Occidental Petroleum	8.450%	2/15/2029	200	262
Petro-Canada	7.875%	6/15/2026	150	178
Petro-Canada	7.000%	11/15/2028	250	272
Petro-Canada	5.350%	7/15/2033	1,650	1,464
Petro-Canada	5.950%	5/15/2035	2,000	1,920
Suncor Energy, Inc.	7.150%	2/1/2032	800	920
Suncor Energy, Inc.	5.950%	12/1/2034	875	877
Talisman Energy, Inc.	7.250%	10/15/2027	450	509
Talisman Energy, Inc.	5.850%	2/1/2037	950	892
Tosco Corp.	8.125%	2/15/2030	7,500	9,483
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	1,275	1,502
Union Oil Co. of California	7.500%	2/15/2029	925	1,125
Valero Energy Corp.	7.500%	4/15/2032	1,300	1,496
XTO Energy, Inc.	6.100%	4/1/2036	500	483
Technology (0.7%)
Dell Inc.	7.100%	4/15/2028	500	565
Electronic Data Systems	7.450%	10/15/2029	375	402
International Business Machines Corp.	7.000%	10/30/2025	1,050	1,176
International Business Machines Corp.	6.220%	8/1/2027	4,600	4,754
International Business Machines Corp.	6.500%	1/15/2028	2,800	2,975
International Business Machines Corp.	7.125%	12/1/2096	400	446
Motorola, Inc.	7.500%	5/15/2025	900	1,035
Motorola, Inc.	6.500%	9/1/2025	975	1,014
Motorola, Inc.	6.500%	11/15/2028	1,150	1,201
Pitney Bowes, Inc.	4.750%	5/15/2018	1,000	912
Science Applications International Corp.	5.500%	7/1/2033	500	445
Transportation (1.4%)
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	200	222
Burlington Northern Santa Fe Corp.	7.950%	8/15/2030	1,300	1,620
Canadian National Railway Co.	6.800%	7/15/2018	1,025	1,136
Canadian National Railway Co.	6.250%	8/1/2034	1,850	1,951
Canadian Pacific Rail	7.125%	10/15/2031	1,325	1,536
CNF, Inc.	6.700%	5/1/2034	700	687
2 Continental Airlines, Inc.	6.648%	9/15/2017	2,527	2,539
2 Continental Airlines, Inc.	6.900%	1/2/2018	1,053	1,074
2 Continental Airlines, Inc.	6.545%	2/2/2019	1,029	1,040
CSX Corp.	7.900%	5/1/2017	1,000	1,171
CSX Corp.	7.950%	5/1/2027	675	822
Federal Express Corp.	7.600%	7/1/2097	1,000	1,125
Norfolk Southern Corp.	7.700%	5/15/2017	2,400	2,762
Norfolk Southern Corp.	9.750%	6/15/2020	411	553
Norfolk Southern Corp.	5.590%	5/17/2025	716	683
Norfolk Southern Corp.	7.800%	5/15/2027	527	634
Norfolk Southern Corp.	5.640%	5/17/2029	698	660
Norfolk Southern Corp.	7.250%	2/15/2031	1,009	1,162
Norfolk Southern Corp.	7.050%	5/1/2037	1,775	1,997
Norfolk Southern Corp.	7.900%	5/15/2097	450	555
Southwest Airlines Co.	5.125%	3/1/2017	650	601
Union Pacific Corp.	7.125%	2/1/2028	1,000	1,126
Union Pacific Corp.	6.625%	2/1/2029	1,275	1,375
United Parcel Service of America	8.375%	4/1/2020	500	637
United Parcel Service of America	8.375%	4/1/2030	500	663
Other (0.0%)
Dover Corp.	5.375%	10/15/2035	350	322
Rockwell International Corp.	6.700%	1/15/2028	300	327

				461,367

Utilities (4.7%)
Electric (3.7%)
AEP Texas Central Co.	6.650%	2/15/2033	1,950	2,037
Alabama Power Co.	5.500%	10/15/2017	2,425	2,374
AmerenEnergy Generating	7.950%	6/1/2032	1,750	2,079
Appalachian Power Co.	5.800%	10/1/2035	350	323
Arizona Public Service Co.	5.500%	9/1/2035	300	259
CenterPoint Energy Houston	6.950%	3/15/2033	925	1,011
Cleveland Electric Illumination Co.	7.880%	11/1/2017	250	293
Columbus Southern Power	5.850%	10/1/2035	800	757
Commonwealth Edison Co.	5.875%	2/1/2033	250	238
Commonwealth Edison Co.	5.900%	3/15/2036	500	476
Consolidated Edison Co. of New York	5.300%	3/1/2035	775	699
Constellation Energy Group, Inc.	7.600%	4/1/2032	1,800	2,054
Consumers Energy Co.	5.500%	8/15/2016	1,125	1,083
Consumers Energy Co.	5.650%	4/15/2020	1,250	1,191
Detroit Edison Co.	5.700%	10/1/2037	500	469
Dominion Resources, Inc.	6.750%	12/15/2032	1,000	1,025
Dominion Resources, Inc.	6.300%	3/15/2033	1,150	1,114
Dominion Resources, Inc.	5.950%	6/15/2035	950	882
DTE Energy Co.	6.375%	4/15/2033	500	495
Duke Capital Corp.	8.000%	10/1/2019	425	498
Duke Capital Corp.	6.750%	2/15/2032	575	602
Duke Energy Corp.	6.000%	12/1/2028	400	386
Duke Energy Corp.	6.450%	10/15/2032	2,050	2,089
El Paso Electric Co.	6.000%	5/15/2035	725	678
Exelon Corp.	5.625%	6/15/2035	975	887
FirstEnergy Corp.	7.375%	11/15/2031	4,750	5,283
Florida Power & Light Co.	5.950%	10/1/2033	350	349
Florida Power & Light Co.	5.625%	4/1/2034	1,174	1,118
Florida Power & Light Co.	4.950%	6/1/2035	775	668
Florida Power & Light Co.	5.400%	9/1/2035	1,250	1,155
Florida Power & Light Co.	5.650%	2/1/2037	750	715
Jersey Central Power & Light	5.625%	5/1/2016	675	672
3 Kansas City Power & Light	6.050%	11/15/2035	500	480
MidAmerican Energy Co.	6.750%	12/30/2031	1,800	1,950
MidAmerican Energy Co.	5.750%	11/1/2035	850	815
MidAmerican Energy Holdings Co.	8.480%	9/15/2028	300	370
3 MidAmerican Energy Holdings Co.	6.125%	4/1/2036	4,425	4,332
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	1,900	2,387
NiSource Finance Corp.	5.250%	9/15/2017	1,275	1,196
NiSource Finance Corp.	5.450%	9/15/2020	725	674
Northern States Power Co.	5.250%	7/15/2035	1,175	1,073
Ohio Power Co.	6.600%	2/15/2033	400	415
Oncor Electric Delivery Co.	7.000%	9/1/2022	1,425	1,514
Oncor Electric Delivery Co.	7.000%	5/1/2032	1,150	1,240
Oncor Electric Delivery Co.	7.250%	1/15/2033	325	361
Pacific Gas & Electric Co.	6.050%	3/1/2034	6,650	6,517
PacifiCorp	7.700%	11/15/2031	400	488
PacifiCorp	5.250%	6/15/2035	1,150	1,032
Pepco Holdings, Inc.	7.450%	8/15/2032	300	336
Progress Energy, Inc.	7.750%	3/1/2031	1,725	2,008
Progress Energy, Inc.	7.000%	10/30/2031	925	994
PSE&G Power LLC	8.625%	4/15/2031	1,775	2,256
PSI Energy Inc.	6.120%	10/15/2035	600	582
Puget Sound Energy Inc.	5.483%	6/1/2035	825	751
South Carolina Electric & Gas Co.	6.625%	2/1/2032	500	551
South Carolina Electric & Gas Co.	5.300%	5/15/2033	950	879
Southern California Edison Co.	6.650%	4/1/2029	250	264
Southern California Edison Co.	6.000%	1/15/2034	1,125	1,114
Southern California Edison Co.	5.750%	4/1/2035	400	383
Southern California Edison Co.	5.350%	7/15/2035	2,250	2,015
Southern California Edison Co.	5.625%	2/1/2036	1,000	936
United Utilities PLC	5.375%	2/1/2019	1,000	923
United Utilities PLC	6.875%	8/15/2028	675	713
Virginia Electric & Power Co.	6.000%	1/15/2036	900	852
Wisconsin Electric Power Co.	5.625%	5/15/2033	450	430
Natural Gas (1.0%)
AGL Capital Corp.	6.000%	10/1/2034	850	818
Boardwalk Pipelines LLC	5.500%	2/1/2017	175	169
Consolidated Natural Gas	6.800%	12/15/2027	1,200	1,256
Duke Energy Field Services	8.125%	8/16/2030	500	606
Enbridge Inc.	4.900%	3/1/2015	300	286
Enterprise Products Operating LP	6.875%	3/1/2033	1,675	1,717
Enterprise Products Operating LP	6.650%	10/15/2034	1,275	1,273
KeySpan Corp.	8.000%	11/15/2030	650	792
Kinder Morgan Energy Partners LP	7.750%	3/15/2032	500	569
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	1,000	1,084
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	1,550	1,400
Kinder Morgan, Inc.	6.400%	1/5/2036	550	538
KN Energy, Inc.	7.250%	3/1/2028	1,550	1,665
Magellan Midstream Partners, LP	5.650%	10/15/2016	650	634
Oneok Inc.	6.000%	6/15/2035	975	915
San Diego Gas & Electric	5.350%	5/15/2035	1,275	1,153
Southern California Gas Co.	5.750%	11/15/2035	250	243
Southern Union Co.	7.600%	2/1/2024	500	544
Southern Union Co.	8.250%	11/15/2029	1,000	1,176
Trans-Canada Pipelines	5.600%	3/31/2034	1,725	1,632
Trans-Canada Pipelines	5.850%	3/15/2036	1,025	1,004

				94,264

Total Corporate Bonds
(Cost $760,816)				744,018

Sovereign Bonds (U.S. Dollar-Denominated) (4.8%)

Asian Development Bank	5.593%	7/16/2018	2,200	2,251
Inter-American Development Bank	7.000%	6/15/2025	750	887
International Bank for Reconstruction & Development	5.000%	4/1/2016	1,450	1,433
International Bank for Reconstruction & Development	7.625%	1/19/2023	1,807	2,293
International Bank for Reconstruction & Development	8.875%	3/1/2026	1,000	1,428
International Bank for Reconstruction & Development	4.750%	2/15/2035	2,225	2,069
Korea Electric Power	7.000%	2/1/2027	750	822
4 Pemex Project Funding Master Trust	8.625%	2/1/2022	1,500	1,770
Pemex Project Funding Master Trust	6.625%	6/15/2035	1,000	968
3 Pemex Project Funding Master Trust	6.625%	6/15/2035	3,900	3,773
Province of British Columbia	6.500%	1/15/2026	1,500	1,697
Province of Manitoba	9.250%	4/1/2020	1,500	2,051
Province of Nova Scotia	9.125%	5/1/2021	1,280	1,749
Province of Quebec	4.875%	5/5/2014	500	485
Province of Quebec	5.000%	3/1/2016	1,700	1,647
Province of Quebec	7.500%	7/15/2023	600	728
Province of Quebec	7.125%	2/9/2024	3,800	4,467
Province of Quebec	7.500%	9/15/2029	2,000	2,492
Province of Saskatchewan	7.375%	7/15/2013	600	676
Quebec Hydro Electric	7.500%	4/1/2016	4,525	5,216
Quebec Hydro Electric	9.400%	2/1/2021	1,480	2,063
Quebec Hydro Electric	8.400%	1/15/2022	775	1,007
Quebec Hydro Electric	8.050%	7/7/2024	750	965
Quebec Hydro Electric	8.500%	12/1/2029	500	686
Region of Lombardy, Italy	5.804%	10/25/2032	2,375	2,405
Republic of Finland	6.950%	2/15/2026	195	234
Republic of Italy	6.875%	9/27/2023	5,600	6,389
Republic of Italy	5.375%	6/15/2033	4,725	4,544
Republic of Korea	5.625%	11/3/2025	900	876
Republic of South Africa	8.500%	6/23/2017	900	1,089
United Mexican States	11.375%	9/15/2016	1,700	2,389
United Mexican States	5.625%	1/15/2017	5,450	5,278
United Mexican States	8.125%	12/30/2019	8,750	10,281
United Mexican States	8.000%	9/24/2022	4,300	5,027
United Mexican States	8.300%	8/15/2031	7,250	8,762
United Mexican States	7.500%	4/8/2033	1,000	1,115
^ United Mexican States	6.750%	9/27/2034	4,125	4,265

Total Sovereign Bonds
(Cost $94,983)				96,277

Taxable Municipal Bonds (1.3%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	1,225	1,153
Illinois (Taxable Pension) GO	5.100%	6/1/2033	18,150	16,981
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	500	489
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	1,250	1,523
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	30	28
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	570	526
Oregon (Taxable Pension) GO	5.762%	6/1/2023	600	614
Oregon (Taxable Pension) GO	5.892%	6/1/2027	1,850	1,909
Oregon School Board Assn	5.528%	6/30/2028	1,500	1,484
Oregon School Board Assn. GO	4.759%	6/30/2028	1,850	1,670
Wisconsin Public Service Rev	5.700%	5/1/2026	900	914

Total Taxable Municipal Bonds
(Cost $27,428)				27,291

			Shares

Temporary Cash Investment (1.2%)

5 Vanguard Market Liquidity Fund, 4.715%
(Cost $23,427)			23,426,936	23,427

Total Investments (99.4%)
(Cost $2,023,012)				2,006,355

Other Assets and Liabilities—Net (0.6%)				12,131

Net Assets (100%)				2,018,486

^	Part of security position is on loan to broker/dealers.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of these securities was $14,925,000, representing 0.7% of net assets.
4	Adjustable-rate note.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. GO — General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2006, the cost of investment securities for tax purposes was $2,023,012,000. Net unrealized depreciation of investment securities for tax purposes was $16,657,000, consisting of unrealized gains of $27,855,000 on securities that had risen in value since their purchase and $44,512,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market Index Fund Schedule of Investments March 31, 2006
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (70.4%)

U.S. Government Securities (25.3%)
U.S. Treasury Bond	10.375%	11/15/2012	4,375	4,743
U.S. Treasury Bond	12.000%	8/15/2013	131,800	152,723
U.S. Treasury Bond	13.250%	5/15/2014	7,000	8,688
U.S. Treasury Bond	11.250%	2/15/2015	101,400	147,236
U.S. Treasury Bond	10.625%	8/15/2015	110,875	158,067
U.S. Treasury Bond	9.875%	11/15/2015	66,200	91,170
U.S. Treasury Bond	9.250%	2/15/2016	45,725	61,072
U.S. Treasury Bond	7.250%	5/15/2016	112,625	133,214
U.S. Treasury Bond	7.500%	11/15/2016	25,569	30,899
U.S. Treasury Bond	8.750%	5/15/2017	4,135	5,458
U.S. Treasury Bond	8.875%	8/15/2017	102,490	136,856
U.S. Treasury Bond	8.875%	2/15/2019	222,575	303,016
U.S. Treasury Bond	8.125%	8/15/2019	208,520	270,588
U.S. Treasury Bond	8.500%	2/15/2020	234,975	315,123
U.S. Treasury Bond	8.750%	5/15/2020	40,575	55,594
U.S. Treasury Bond	8.750%	8/15/2020	103,175	141,705
U.S. Treasury Bond	7.875%	2/15/2021	105,012	135,547
U.S. Treasury Bond	8.125%	5/15/2021	3,175	4,192
U.S. Treasury Bond	8.125%	8/15/2021	142,575	188,689
U.S. Treasury Bond	8.000%	11/15/2021	86,120	113,126
U.S. Treasury Bond	7.625%	11/15/2022	130,305	167,300
U.S. Treasury Bond	7.125%	2/15/2023	4,800	5,903
U.S. Treasury Bond	6.875%	8/15/2025	5,325	6,501
U.S. Treasury Bond	6.750%	8/15/2026	71,185	86,223
U.S. Treasury Bond	6.500%	11/15/2026	775	916
U.S. Treasury Bond	6.625%	2/15/2027	17,125	20,539
U.S. Treasury Bond	6.375%	8/15/2027	38,650	45,197
U.S. Treasury Bond	6.125%	11/15/2027	9,400	10,701
U.S. Treasury Bond	5.250%	11/15/2028	3,710	3,810
U.S. Treasury Bond	5.250%	2/15/2029	18,350	18,843
U.S. Treasury Bond	6.125%	8/15/2029	159,515	182,919
U.S. Treasury Bond	6.250%	5/15/2030	39,450	46,107
U.S. Treasury Note	3.000%	12/31/2006	900	887
U.S. Treasury Note	3.125%	1/31/2007	116,225	114,555
U.S. Treasury Note	6.250%	2/15/2007	8,000	8,086
U.S. Treasury Note	3.375%	2/28/2007	62,000	61,157
U.S. Treasury Note	3.750%	3/31/2007	290,750	287,526
U.S. Treasury Note	3.625%	4/30/2007	410,925	405,468
U.S. Treasury Note	3.125%	5/15/2007	234,900	230,385
U.S. Treasury Note	3.625%	6/30/2007	201,900	198,777
U.S. Treasury Note	3.250%	8/15/2007	11,975	11,717
U.S. Treasury Note	6.125%	8/15/2007	70,525	71,671
U.S. Treasury Note	4.375%	12/31/2007	626,600	621,606
U.S. Treasury Note	3.000%	2/15/2008	13,475	13,035
U.S. Treasury Note	3.375%	2/15/2008	38,400	37,398
U.S. Treasury Note	2.625%	5/15/2008	24,525	23,448
U.S. Treasury Note	3.750%	5/15/2008	94,900	92,868
U.S. Treasury Note	5.625%	5/15/2008	45,745	46,460
U.S. Treasury Note	3.125%	9/15/2008	2,200	2,114
U.S. Treasury Note	3.125%	10/15/2008	5,125	4,918
U.S. Treasury Note	3.375%	11/15/2008	32,725	31,559
U.S. Treasury Note	4.375%	11/15/2008	49,650	49,083
U.S. Treasury Note	4.750%	11/15/2008	5,300	5,288
U.S. Treasury Note	3.375%	12/15/2008	45,650	43,988
U.S. Treasury Note	3.250%	1/15/2009	237,525	227,839
U.S. Treasury Note	3.000%	2/15/2009	163,850	155,889
U.S. Treasury Note	2.625%	3/15/2009	58,125	54,647
U.S. Treasury Note	3.125%	4/15/2009	213,845	203,687
U.S. Treasury Note	3.875%	5/15/2009	13,575	13,204
U.S. Treasury Note	4.000%	6/15/2009	62,375	60,855
U.S. Treasury Note	3.625%	7/15/2009	149,375	143,984
U.S. Treasury Note	3.500%	8/15/2009	136,675	131,101
U.S. Treasury Note	6.000%	8/15/2009	24,475	25,358
U.S. Treasury Note	3.375%	10/15/2009	226,875	216,275
U.S. Treasury Note	3.500%	12/15/2009	64,600	61,734
U.S. Treasury Note	3.625%	1/15/2010	133,025	127,496
U.S. Treasury Note	3.500%	2/15/2010	9,575	9,128
U.S. Treasury Note	6.500%	2/15/2010	260,925	276,051
U.S. Treasury Note	4.000%	3/15/2010	80,025	77,662
U.S. Treasury Note	4.000%	4/15/2010	224,250	217,453
U.S. Treasury Note	3.875%	5/15/2010	34,200	32,987
U.S. Treasury Note	3.625%	6/15/2010	22,000	21,003
U.S. Treasury Note	3.875%	7/15/2010	28,850	27,804
U.S. Treasury Note	4.125%	8/15/2010	221,775	215,641
U.S. Treasury Note	3.875%	9/15/2010	42,100	40,495
U.S. Treasury Note	4.250%	10/15/2010	9,800	9,570
U.S. Treasury Note	4.500%	11/15/2010	20,975	20,693
U.S. Treasury Note	4.375%	12/15/2010	59,975	58,822
U.S. Treasury Note	5.000%	8/15/2011	19,900	20,074
U.S. Treasury Note	4.875%	2/15/2012	22,045	22,079
U.S. Treasury Note	4.375%	8/15/2012	25,905	25,229
U.S. Treasury Note	4.000%	11/15/2012	32,000	30,455
U.S. Treasury Note	3.875%	2/15/2013	22,175	20,907
U.S. Treasury Note	4.250%	8/15/2013	432,702	416,069
U.S. Treasury Note	4.250%	11/15/2013	343,400	329,825
U.S. Treasury Note	4.000%	2/15/2014	129,400	122,000
U.S. Treasury Note	4.750%	5/15/2014	1,225	1,214

				8,831,889

Agency Bonds and Notes (10.6%)
Agency for International Development—Egyp (U.S. Government Guaranteed)	4.450%	9/15/2015	15,150	14,329
1 Federal Farm Credit Bank	3.250%	6/15/2007	34,325	33,604
1 Federal Farm Credit Bank	3.000%	12/17/2007	11,275	10,887
1 Federal Farm Credit Bank	3.375%	7/15/2008	8,800	8,470
1 Federal Farm Credit Bank	3.750%	1/15/2009	9,775	9,434
1 Federal Farm Credit Bank	4.125%	4/15/2009	9,150	8,900
1 Federal Farm Credit Bank	4.125%	7/17/2009	3,000	2,910
1 Federal Farm Credit Bank	4.875%	2/18/2011	23,600	23,346
1 Federal Farm Credit Bank	4.875%	12/16/2015	1,575	1,528
1 Federal Home Loan Bank	4.250%	4/16/2007	118,275	117,232
1 Federal Home Loan Bank	4.625%	7/18/2007	263,900	262,227
1 Federal Home Loan Bank	6.500%	8/15/2007	56,460	57,462
1 Federal Home Loan Bank	3.875%	9/14/2007	855	840
1 Federal Home Loan Bank	4.850%	2/6/2008	73,600	73,233
1 Federal Home Loan Bank	3.875%	8/22/2008	45,325	44,088
1 Federal Home Loan Bank	5.800%	9/2/2008	44,000	44,666
1 Federal Home Loan Bank	5.865%	9/2/2008	42,820	43,531
1 Federal Home Loan Bank	5.790%	4/27/2009	900	916
1 Federal Home Loan Bank	7.625%	5/14/2010	71,925	78,339
1 Federal Home Loan Bank	4.625%	2/18/2011	36,550	35,703
1 Federal Home Loan Bank	5.750%	5/15/2012	100,525	103,450
1 Federal Home Loan Bank	4.500%	11/15/2012	46,100	44,316
1 Federal Home Loan Bank	4.500%	9/16/2013	20,000	19,152
1 Federal Home Loan Bank	5.250%	6/18/2014	34,050	34,175
1 Federal Home Loan Bank	5.250%	12/11/2020	9,225	9,091
1 Federal Home Loan Mortgage Corp.	4.125%	4/2/2007	68,300	67,639
1 Federal Home Loan Mortgage Corp.	4.625%	2/21/2008	90,000	89,232
1 Federal Home Loan Mortgage Corp.	2.750%	3/15/2008	25	24
1 Federal Home Loan Mortgage Corp.	5.750%	4/15/2008	250,680	253,771
1 Federal Home Loan Mortgage Corp.	3.875%	6/15/2008	105,400	102,711
1 Federal Home Loan Mortgage Corp.	5.125%	10/15/2008	15,000	15,009
1 Federal Home Loan Mortgage Corp.	5.750%	3/15/2009	73,400	74,713
1 Federal Home Loan Mortgage Corp.	3.750%	5/12/2009	3,130	3,006
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	36,065	37,739
1 Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	71,925	76,604
1 Federal Home Loan Mortgage Corp.	4.125%	7/12/2010	127,947	123,022
1 Federal Home Loan Mortgage Corp.	6.875%	9/15/2010	38,683	41,262
1 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	5,800	5,698
1 Federal Home Loan Mortgage Corp.	5.875%	3/21/2011	14,157	14,479
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	8,800	9,121
1 Federal Home Loan Mortgage Corp.	6.375%	8/1/2011	3,130	3,141
1 Federal Home Loan Mortgage Corp.	5.125%	7/15/2012	40,145	40,009
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	26,900	25,852
1 Federal Home Loan Mortgage Corp.	4.000%	6/12/2013	21,300	19,611
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	13,700	13,097
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	20,025	19,640
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2014	30,010	28,690
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	115,675	114,252
1 Federal Home Loan Mortgage Corp.	0.000%	11/24/2014	9,500	6,044
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	14,000	16,442
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	49,750	59,310
1 Federal National Mortgage Assn	4.750%	1/2/2007	305	304
1 Federal National Mortgage Assn	5.250%	4/15/2007	48,600	48,660
1 Federal National Mortgage Assn	4.750%	8/3/2007	50,725	50,474
1 Federal National Mortgage Assn	3.250%	11/15/2007	20	19
1 Federal National Mortgage Assn	3.250%	1/15/2008	75	73
1 Federal National Mortgage Assn	6.000%	5/15/2008	104,035	105,858
1 Federal National Mortgage Assn	3.875%	7/15/2008	118,200	115,077
1 Federal National Mortgage Assn	3.250%	8/15/2008	150	144
1 Federal National Mortgage Assn	5.250%	1/15/2009	86,100	86,450
1 Federal National Mortgage Assn	3.250%	2/15/2009	10	10
1 Federal National Mortgage Assn	4.250%	5/15/2009	28,300	27,623
1 Federal National Mortgage Assn	6.375%	6/15/2009	49,412	51,219
1 Federal National Mortgage Assn	6.625%	9/15/2009	124,315	130,127
1 Federal National Mortgage Assn	7.250%	1/15/2010	83,390	89,309
1 Federal National Mortgage Assn	7.125%	6/15/2010	25	27
1 Federal National Mortgage Assn	6.250%	2/1/2011	16,665	17,289
1 Federal National Mortgage Assn	6.000%	5/15/2011	47,500	49,212
1 Federal National Mortgage Assn	5.375%	11/15/2011	83,450	84,158
1 Federal National Mortgage Assn	6.125%	3/15/2012	97,705	102,391
1 Federal National Mortgage Assn	4.375%	3/15/2013	40,040	38,139
1 Federal National Mortgage Assn	4.625%	5/1/2013	15,850	15,110
1 Federal National Mortgage Assn	4.625%	10/15/2013	70,625	68,062
1 Federal National Mortgage Assn	5.125%	1/2/2014	3,925	3,837
1 Federal National Mortgage Assn	8.200%	3/10/2016	50	61
1 Federal National Mortgage Assn	5.000%	3/15/2016	23,150	22,787
1 Federal National Mortgage Assn	6.250%	5/15/2029	1,375	1,537
1 Federal National Mortgage Assn	7.125%	1/15/2030	805	996
1 Federal National Mortgage Assn	7.250%	5/15/2030	87,701	110,037
1 Federal National Mortgage Assn	6.625%	11/15/2030	7,460	8,746
Private Export Funding Corp. (U.S. Government Guaranteed)	7.200%	1/15/2010	31,825	34,027
Resolution Funding Corp. (U.S. Government Guaranteed)	8.125%	10/15/2019	550	702
Resolution Funding Corp. (U.S. Government Guaranteed)	8.875%	7/15/2020	280	376
Resolution Funding Corp. (U.S. Government Guaranteed)	8.625%	1/15/2030	110	158
Small Business Administration Variable Rate Interest Only Custodial Receipts
(U.S. Government Guaranteed)	2.719%	7/15/2017	4,449	222
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	5,525	5,605
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	3,900	3,952
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	3,000	3,017
1 Tennessee Valley Auth	5.375%	11/13/2008	31,925	32,121
1 Tennessee Valley Auth	7.125%	5/1/2030	33,925	41,936
1 Tennessee Valley Auth	4.650%	6/15/2035	4,400	3,902
1 Tennessee Valley Auth	5.375%	4/1/2056	6,900	6,816

				3,702,517

Mortgage-Backed Securities (34.5%)
Conventional Mortgage-Backed Securities (34.5%)
1,2 Federal Home Loan Mortgage Corp.	4.000%	3/1/2008-10/1/2020	193,612	182,649
1,2 Federal Home Loan Mortgage Corp.	4.500%	1/1/2008-9/1/2035	658,874	626,127
1,2 Federal Home Loan Mortgage Corp.	5.000%	6/1/2007-1/1/2036	1,586,975	1,522,912
1,2 Federal Home Loan Mortgage Corp.	5.500%	1/1/2007-3/1/2036	1,437,529	1,408,907
1,2 Federal Home Loan Mortgage Corp.	6.000%	5/1/2006-3/1/2036	491,731	493,752
1,2 Federal Home Loan Mortgage Corp.	6.500%	4/1/2007-3/1/2036	244,433	249,648
1,2 Federal Home Loan Mortgage Corp.	7.000%	12/1/2006-9/1/2032	63,175	65,095
1,2 Federal Home Loan Mortgage Corp.	7.500%	1/1/2007-2/1/2032	19,214	20,043
1,2 Federal Home Loan Mortgage Corp.	8.000%	7/1/2006-1/1/2032	13,816	14,627
1,2 Federal Home Loan Mortgage Corp.	8.500%	7/1/2006-7/1/2031	2,229	2,376
1,2 Federal Home Loan Mortgage Corp.	9.000%	8/1/2006-3/1/2031	1,700	1,839
1,2 Federal Home Loan Mortgage Corp.	9.500%	4/1/2016-6/1/2025	444	479
1,2 Federal Home Loan Mortgage Corp.	10.000%	7/1/2009-4/1/2025	109	118
1,2 Federal Home Loan Mortgage Corp.	10.500%	12/1/2015	1	1
1,2 Federal National Mortgage Assn	4.000%	9/1/2010-6/1/2019	139,850	131,866
1,2 Federal National Mortgage Assn	4.500%	2/1/2010-2/1/2036	723,475	687,599
1,2 Federal National Mortgage Assn	5.000%	9/1/2009-1/1/2036	2,034,317	1,953,363
1,2 Federal National Mortgage Assn	5.500%	11/1/2008-3/1/2036	2,154,389	2,110,671
1,2 Federal National Mortgage Assn	6.000%	7/1/2008-3/1/2036	798,942	801,318
1,2 Federal National Mortgage Assn	6.500%	3/1/2008-2/1/2036	323,878	331,187
1,2 Federal National Mortgage Assn	7.000%	10/1/2007-1/1/2036	87,832	90,519
1,2 Federal National Mortgage Assn	7.500%	9/1/2007-12/1/2032	26,213	27,347
1,2 Federal National Mortgage Assn	8.000%	11/1/2006-9/1/2031	7,650	8,103
1,2 Federal National Mortgage Assn	8.500%	4/1/2006-5/1/2032	2,813	2,995
1,2 Federal National Mortgage Assn	9.000%	5/1/2008-8/1/2030	700	757
1,2 Federal National Mortgage Assn	9.500%	7/1/2010-11/1/2025	847	917
1,2 Federal National Mortgage Assn	10.000%	10/1/2006-11/1/2019	201	214
1,2 Federal National Mortgage Assn	10.500%	5/1/2010-8/1/2020	25	28
1,2 Federal National Mortgage Assn	11.000%	9/1/2019	14	16
2 Government National Mortgage Assn	4.000%	8/15/2018-9/15/2018	2,664	2,511
2 Government National Mortgage Assn	4.500%	6/15/2018-3/15/2036	49,900	47,510
2 Government National Mortgage Assn	5.000%	11/15/2017-2/15/2036	312,455	303,735
2 Government National Mortgage Assn	5.500%	3/15/2015-3/15/2036	482,076	477,861
2 Government National Mortgage Assn	6.000%	3/15/2009-2/15/2036	253,907	257,285
2 Government National Mortgage Assn	6.500%	10/15/2007-2/15/2036	125,198	129,913
2 Government National Mortgage Assn	7.000%	11/15/2007-10/15/2032	40,645	42,366
2 Government National Mortgage Assn	7.250%	9/15/2025	56	59
2 Government National Mortgage Assn	7.500%	2/15/2007-2/15/2030	17,135	17,953
2 Government National Mortgage Assn	7.750%	2/15/2030	13	14
2 Government National Mortgage Assn	8.000%	2/15/2007-12/15/2030	11,958	12,700
2 Government National Mortgage Assn	8.500%	5/15/2010-3/15/2031	2,516	2,689
2 Government National Mortgage Assn	9.000%	10/15/2008-3/15/2031	5,445	5,867
2 Government National Mortgage Assn	9.500%	5/15/2016-9/15/2030	1,173	1,276
2 Government National Mortgage Assn	10.000%	2/15/2018-2/15/2025	456	497
2 Government National Mortgage Assn	10.500%	7/15/2015-4/15/2025	321	350
2 Government National Mortgage Assn	11.000%	1/15/2010-6/15/2019	83	92
2 Government National Mortgage Assn	11.500%	3/15/2010-4/15/2016	55	61
Non-Conventional Mortgage-Backed Securities (0.0%)
2 Government National Mortgage Assn	4.375%	6/20/2029	1,327	1,334
2 Government National Mortgage Assn	7.900%	2/15/2021	9	9

				12,039,555

Total U.S. Government and Agency Obligations
(Cost $24,960,813)				24,573,961

Corporate Bonds (25.4%)

Asset-Backed/Commercial Mortgage-Backed Securities (6.1%)
2,3 American Express Credit Account Master Trust	4.869%	12/15/2008	35,100	35,105
2,3 American Express Credit Account Master Trust	4.889%	3/15/2010	6,000	6,018
2,3 BA Master Credit Card Trust	4.869%	6/15/2008	60,700	60,706
2 Banc of America Commercial Mortgage, Inc.	5.787%	5/11/2035	20,000	20,159
2 Banc of America Commercial Mortgage, Inc.	6.503%	4/15/2036	8,928	9,207
2 Banc of America Commercial Mortgage, Inc.	5.118%	7/11/2043	2,690	2,644
2,3 Bank One Issuance Trust	4.859%	1/15/2010	10,000	10,022
2 Bank One Issuance Trust	3.590%	5/17/2010	2,150	2,105
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033	9,900	9,933
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.830%	8/15/2038	20,000	19,204
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.625%	3/11/2039	42,000	41,774
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.680%	8/13/2039	10,000	9,477
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/2040	9,000	8,558
2 California Infrastructure & Economic Development Bank Special Purpose Trust	6.310%	9/25/2008	1,217	1,222
2 California Infrastructure & Economic Development Bank Special Purpose Trust	6.420%	9/25/2008	5,794	5,819
2 Capital One Master Trust	5.300%	6/15/2009	6,813	6,820
2 Capital One Master Trust	4.600%	8/17/2009	1,235	1,232
2,3 Capital One Master Trust	4.939%	10/15/2010	10,000	10,029
2 Chase Commercial Mortgage Securities Corp.	6.390%	11/18/2030	18,357	18,666
2,3 Chase Credit Card Master Trust	4.879%	3/16/2009	6,000	6,009
2,3 Chase Credit Card Master Trust	4.849%	6/15/2009	8,000	8,014
2,3 Chase Credit Card Master Trust	4.869%	2/15/2010	29,885	29,938
2,3 Chase Issuance Trust	4.759%	12/15/2010	195,638	195,718
2 Chase Issuance Trust	4.650%	12/17/2012	39,225	38,338
2 Chase Manhattan Auto Owner Trust	2.570%	2/16/2010	9,715	9,500
2 CIT Group Home Equity Loan Trust	6.200%	2/25/2030	1,732	1,721
2 Citibank Credit Card Issuance Trust	2.500%	4/7/2008	16,626	16,624
2 Citibank Credit Card Issuance Trust	5.650%	6/16/2008	5,150	5,156
2 Citibank Credit Card Issuance Trust	4.950%	2/9/2009	43,650	43,572
2 Citibank Credit Card Issuance Trust	6.875%	11/16/2009	750	769
2 Citibank Credit Card Master Trust	5.875%	3/10/2011	1,250	1,272
2,4 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	18,025	20,993
2 COMED Transitional Funding Trust	5.630%	6/25/2009	282	283
2,4 Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031	14,202	14,690
2 Countrywide Home Loans	4.054%	5/25/2033	15,290	14,978
2 Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/2038	36,000	34,743
2 Credit Suisse First Boston Mortgage Securities Corp.	7.290%	9/15/2041	19,969	20,858
2 Credit Suisse Mortgage Capital Cerificate	5.609%	2/15/2039	35,100	34,962
2,3 DaimlerChrysler Master Owner Trust	4.774%	1/15/2009	19,000	19,010
2 Detroit Edison Securitization Funding LLC	5.875%	3/1/2010	619	623
2,3 Discover Card Master Trust I	4.859%	11/17/2009	14,300	14,326
2,3 Discover Card Master Trust I	4.959%	11/17/2009	40,000	40,117
2,3 Discover Card Master Trust I	4.779%	4/16/2010	29,450	29,475
2,3 Discover Card Master Trust I	4.879%	8/15/2010	50,000	50,168
2 DLJ Commercial Mortgage Corp.	6.410%	2/18/2031	15,953	16,129
Federal Housing Administration	7.430%	10/1/2020	22	23
2 First Union National Bank Commercial Mortgage Trust	6.223%	12/12/2033	12,550	12,983
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	14,600	14,433
2,3 Ford Credit Floor Plan Master Owner Trust	4.889%	7/15/2008	74,455	74,482
2 GE Capital Commercial Mortgage Corp.	6.531%	5/15/2033	17,000	17,755
2 GE Capital Commercial Mortgage Corp.	6.290%	8/11/2033	3,000	3,093
2 GE Capital Commercial Mortgage Corp.	5.994%	12/10/2035	3,250	3,288
2 GE Capital Commercial Mortgage Corp.	6.269%	12/10/2035	12,200	12,606
2 GE Capital Commercial Mortgage Corp.	5.145%	7/10/2037	1,340	1,315
2 GE Capital Commercial Mortgage Corp.	4.996%	12/10/2037	20,000	19,571
2 GMAC Commercial Mortgage Securities, Inc.	6.175%	5/15/2033	19,927	20,182
2 GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/2033	12,000	12,763
2 GMAC Commercial Mortgage Securities, Inc.	6.465%	4/15/2034	14,085	14,654
2 GMAC Commercial Mortgage Securities, Inc.	6.700%	4/15/2034	16,500	17,355
2 GMAC Commercial Mortgage Securities, Inc.	6.420%	5/15/2035	9,710	9,875
2,3 GMAC Mortgage Corp. Loan Trust	4.928%	3/25/2035	41,000	41,000
2,3 Gracechurch Card Funding PLC	4.799%	8/15/2008	28,500	28,513
2,3 Gracechurch Card Funding PLC	4.869%	10/15/2009	46,000	46,142
2,3 Gracechurch Card Funding PLC	4.769%	11/16/2009	100,000	100,067
2,3 Gracechurch Card Funding PLC	4.759%	6/15/2010	79,700	79,852
2 GS Mortgage Securities Corp. II	4.608%	1/10/2040	20,000	19,056
2 Harley-Davidson Motorcycle Trust	4.500%	1/15/2010	5,013	5,004
2 Honda Auto Receivables Owner Trust	2.910%	10/20/2008	17,000	16,735
2 Honda Auto Receivables Owner Trust	2.770%	11/21/2008	1,650	1,624
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	42,500	42,121
2 JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/2033	20,000	20,583
2 JPMorgan Chase Commercial Mortgage Securities	5.050%	12/12/2034	11,000	10,749
2 JPMorgan Chase Commercial Mortgage Securities	4.985%	1/12/2037	15,000	14,498
2 JPMorgan Chase Commercial Mortgage Securities	5.255%	7/12/2037	1,790	1,761
2 JPMorgan Chase Commercial Mortgage Securities	5.376%	7/12/2037	12,180	12,030
2 LB Commerical Conduit Mortgage Trust	6.780%	6/15/2031	26,237	27,042
2 LB-UBS Commercial Mortgage Trust	7.370%	8/15/2026	20,000	21,293
2 LB-UBS Commercial Mortgage Trust	5.197%	11/15/2030	20,925	20,384
2 LB-UBS Commercial Mortgage Trust	6.133%	12/15/2030	8,190	8,464
2 M&I Auto Loan Trust	3.040%	10/20/2008	3,753	3,731
2 MBNA Credit Card Master Note Trust	4.950%	6/15/2009	45,800	45,746
2,3 MBNA Credit Card Master Note Trust	4.859%	8/17/2009	27,140	27,181
2 MBNA Credit Card Master Note Trust	4.300%	2/15/2011	21,775	21,352
2,3 MBNA Master Credit Card Trust	4.929%	12/15/2008	25,000	25,017
2 MBNA Master Credit Card Trust	7.000%	2/15/2012	17,459	18,479
2 Morgan Stanley Capital I	6.520%	3/15/2030	2,095	2,117
2 Morgan Stanley Capital I	6.480%	11/15/2030	2,572	2,603
2 Morgan Stanley Capital I	5.230%	9/15/2042	21,650	21,082
2 Morgan Stanley Dean Witter Capital I	6.660%	2/15/2033	5,000	5,208
2 Morgan Stanley Dean Witter Capital I	6.390%	7/15/2033	5,000	5,187
2 Morgan Stanley Dean Witter Capital I	4.920%	3/12/2035	20,000	19,325
2 Morgan Stanley Dean Witter Capital I	6.390%	10/15/2035	5,000	5,188
2 Morgan Stanley Dean Witter Capital I	4.740%	11/13/2036	1,340	1,282
2 Nissan Auto Lease Trust	2.900%	8/15/2007	16,660	16,548
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	19,900	19,606
2 Oncor Electric Delivery Transition Bond Company	4.030%	2/15/2012	3,000	2,963
2 PECO Energy Transition Trust	6.130%	3/1/2009	450	457
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	8,625	8,307
2 PG&E Energy Recovery Funding LLC	5.030%	3/25/2014	13,650	13,549
2 PP&L Transition Bond Co. LLC	7.150%	6/25/2009	850	882
2 Prudential Securities Secured Financing	7.193%	6/16/2031	4,908	5,093
2 PSE&G Transition Funding LLC	6.890%	12/15/2017	19,800	21,945
2 Public Service New Hampshire Funding LLC	5.730%	11/1/2010	545	549
2 Residential Asset Securities Corp.	6.489%	10/25/2030	653	650
2 Salomon Brothers Mortgage Securities VII	4.124%	9/25/2033	35,435	34,577
2 USAA Auto Owner Trust	2.930%	7/16/2007	842	840
2 USAA Auto Owner Trust	4.550%	2/16/2010	33,200	32,864
2 Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/2009	37,200	37,002
2 Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/2034	3,000	2,885
2 Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/2034	900	869
2 Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/2035	900	861
2 WFS Financial Owner Trust	4.500%	2/20/2010	7,551	7,524
2 World Omni Auto Receivables Trust	3.540%	6/12/2009	32,900	32,426

				2,141,877

Finance (8.2%)
Banking (3.5%)
Abbey National PLC	7.950%	10/26/2029	11,965	14,710
AmSouth Bank NA	5.200%	4/1/2015	6,475	6,253
Associates Corp. of North America	6.950%	11/1/2018	350	388
Banc One Corp.	7.625%	10/15/2026	1,475	1,734
Bank of America Corp.	3.250%	8/15/2008	15,000	14,326
Bank of America Corp.	3.375%	2/17/2009	2,800	2,661
Bank of America Corp.	7.800%	2/15/2010	3,900	4,226
Bank of America Corp.	4.250%	10/1/2010	7,400	7,068
Bank of America Corp.	4.375%	12/1/2010	3,500	3,362
Bank of America Corp.	7.400%	1/15/2011	19,110	20,649
Bank of America Corp.	6.250%	4/15/2012	600	626
Bank of America Corp.	4.875%	1/15/2013	1,340	1,299
Bank of America Corp.	4.750%	8/15/2013	810	773
Bank of America Corp.	5.375%	6/15/2014	7,350	7,283
Bank of America Corp.	5.125%	11/15/2014	17,050	16,566
Bank of America Corp.	4.750%	8/1/2015	4,275	4,036
Bank of America Corp.	5.250%	12/1/2015	14,425	14,006
Bank of America Corp.	5.625%	3/8/2035	6,375	5,932
Bank of New York Co., Inc.	3.750%	2/15/2008	9,970	9,715
Bank of New York Co., Inc.	4.950%	1/14/2011	3,275	3,221
Bank of New York Co., Inc.	4.950%	3/15/2015	7,575	7,282
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	8,525	9,437
Bank One Corp.	6.000%	8/1/2008	900	915
Bank One Corp.	6.000%	2/17/2009	110	112
Bank One Corp.	7.875%	8/1/2010	21,180	23,167
Bank One Corp.	5.900%	11/15/2011	3,225	3,274
Bank One Texas	6.250%	2/15/2008	2,100	2,136
BankAmerica Capital II	8.000%	12/15/2026	100	105
BankAmerica Corp.	6.625%	10/15/2007	4,400	4,490
BankAmerica Corp.	5.875%	2/15/2009	3,025	3,075
BankBoston NA	6.375%	4/15/2008	9,200	9,391
Barclays Bank PLC	6.278%	12/29/2049	3,295	3,086
BB&T Corp.	6.500%	8/1/2011	2,990	3,140
BB&T Corp.	4.750%	10/1/2012	3,900	3,757
BB&T Corp.	5.200%	12/23/2015	5,275	5,121
BB&T Corp.	4.900%	6/30/2017	325	305
BB&T Corp.	5.250%	11/1/2019	5,650	5,405
Citicorp	6.375%	11/15/2008	100	103
Citicorp Capital II	8.015%	2/15/2027	1,225	1,294
Citigroup Capital II	7.750%	12/1/2036	5,000	5,220
Citigroup, Inc.	6.500%	2/15/2008	7,000	7,153
Citigroup, Inc.	3.625%	2/9/2009	2,375	2,275
Citigroup, Inc.	6.200%	3/15/2009	140	144
Citigroup, Inc.	4.250%	7/29/2009	11,105	10,754
Citigroup, Inc.	4.625%	8/3/2010	15,450	15,016
Citigroup, Inc.	6.500%	1/18/2011	10,795	11,285
Citigroup, Inc.	5.125%	2/14/2011	29,645	29,278
Citigroup, Inc.	6.000%	2/21/2012	7,450	7,661
Citigroup, Inc.	5.625%	8/27/2012	7,465	7,527
Citigroup, Inc.	5.125%	5/5/2014	3,750	3,656
Citigroup, Inc.	5.000%	9/15/2014	13,308	12,765
Citigroup, Inc.	4.700%	5/29/2015	4,075	3,820
Citigroup, Inc.	5.300%	1/7/2016	18,900	18,499
Citigroup, Inc.	6.625%	6/15/2032	1,250	1,350
Citigroup, Inc.	5.875%	2/22/2033	4,675	4,590
Citigroup, Inc.	6.000%	10/31/2033	3,650	3,635
Citigroup, Inc.	5.850%	12/11/2034	2,000	1,978
Colonial Bank NA	6.375%	12/1/2015	1,425	1,433
Comerica Bank	5.200%	8/22/2017	450	427
Compass Bank	5.900%	4/1/2026	2,400	2,347
Credit Suisse First Boston USA, Inc.	5.750%	4/15/2007	36,175	36,371
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	1,910	1,891
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	7,750	7,470
Credit Suisse First Boston USA, Inc.	4.700%	6/1/2009	1,600	1,571
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	7,100	6,951
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	7,175	7,102
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	7,400	7,624
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	2,950	3,090
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	5,350	5,329
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	1,935	1,880
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	5,825	5,506
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	2,915	2,804
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	4,025	4,648
Deutsche Bank Financial LLC	5.375%	3/2/2015	5,675	5,573
Fifth Third Bank	4.200%	2/23/2010	4,300	4,126
Fifth Third Bank	4.750%	2/1/2015	11,625	10,949
Fifth Third Bank	4.500%	6/1/2018	2,250	2,006
First Tennessee Bank	5.050%	1/15/2015	1,825	1,751
First Union Institutional Capital I	8.040%	12/1/2026	1,825	1,922
FirstStar Bank	7.125%	12/1/2009	2,685	2,838
Fleet Boston Financial Corp.	3.850%	2/15/2008	3,550	3,465
Fleet Capital Trust II	7.920%	12/11/2026	2,315	2,437
Golden West Financial Corp.	4.125%	8/15/2007	10,150	10,003
Golden West Financial Corp.	4.750%	10/1/2012	340	326
GreenPoint Financial Corp.	3.200%	6/6/2008	340	325
HSBC Bank PLC	6.950%	3/15/2011	11,350	12,059
HSBC Bank USA	4.625%	4/1/2014	425	398
HSBC Bank USA	5.875%	11/1/2034	3,025	2,957
HSBC Bank USA	5.625%	8/15/2035	9,125	8,326
HSBC Holdings PLC	7.500%	7/15/2009	3,165	3,360
HSBC Holdings PLC	5.250%	12/12/2012	3,590	3,524
HSBC Holdings PLC	7.625%	5/17/2032	1,250	1,484
HSBC Holdings PLC	7.350%	11/27/2032	2,515	2,929
J.P. Morgan, Inc.	6.700%	11/1/2007	275	281
J.P. Morgan, Inc.	6.000%	1/15/2009	7,475	7,608
JPM Capital Trust II	7.950%	2/1/2027	975	1,029
JPMorgan Capital Trust	5.875%	3/15/2035	3,975	3,711
JPMorgan Chase & Co.	5.250%	5/30/2007	3,710	3,714
JPMorgan Chase & Co.	3.700%	1/15/2008	13,640	13,312
JPMorgan Chase & Co.	4.000%	2/1/2008	5,875	5,750
JPMorgan Chase & Co.	3.625%	5/1/2008	5,925	5,744
JPMorgan Chase & Co.	3.500%	3/15/2009	8,475	8,067
JPMorgan Chase & Co.	6.750%	2/1/2011	9,362	9,851
JPMorgan Chase & Co.	4.500%	1/15/2012	12,350	11,757
JPMorgan Chase & Co.	6.625%	3/15/2012	3,225	3,398
JPMorgan Chase & Co.	5.750%	1/2/2013	3,600	3,635
JPMorgan Chase & Co.	4.875%	3/15/2014	2,300	2,182
JPMorgan Chase & Co.	5.125%	9/15/2014	19,325	18,671
JPMorgan Chase & Co.	4.750%	3/1/2015	4,700	4,434
JPMorgan Chase & Co.	5.150%	10/1/2015	7,800	7,476
JPMorgan Chase & Co.	5.850%	8/1/2035	1,375	1,279
Key Bank NA	5.000%	7/17/2007	3,831	3,819
Key Bank NA	4.412%	3/18/2008	4,725	4,649
Key Bank NA	7.000%	2/1/2011	725	770
Key Bank NA	5.800%	7/1/2014	1,175	1,186
Key Bank NA	4.950%	9/15/2015	7,175	6,779
Marshall & Ilsley Bank	4.125%	9/4/2007	11,145	10,975
Marshall & Ilsley Bank	4.500%	8/25/2008	1,300	1,278
Marshall & Ilsley Bank	4.850%	6/16/2015	700	664
Marshall & Ilsley Corp.	4.375%	8/1/2009	2,675	2,604
MBNA America Bank NA	5.375%	1/15/2008	5,040	5,056
MBNA America Bank NA	4.625%	8/3/2009	3,450	3,391
MBNA America Bank NA	6.625%	6/15/2012	765	815
MBNA Corp.	7.500%	3/15/2012	3,970	4,366
MBNA Corp.	6.125%	3/1/2013	2,200	2,285
MBNA Corp.	5.000%	6/15/2015	950	915
Mellon Bank NA	7.375%	5/15/2007	3,500	3,579
Mellon Bank NA	4.750%	12/15/2014	3,650	3,457
Mellon Capital II	7.995%	1/15/2027	5,525	5,830
Mellon Funding Corp.	4.875%	6/15/2007	900	896
Mellon Funding Corp.	3.250%	4/1/2009	2,775	2,623
Mellon Funding Corp.	6.400%	5/14/2011	450	469
Mellon Funding Corp.	5.000%	12/1/2014	1,100	1,058
National City Bank	4.150%	8/1/2009	6,675	6,438
National City Bank	4.500%	3/15/2010	8,425	8,153
National City Bank	4.625%	5/1/2013	1,000	945
National City Bank of Indiana	4.875%	7/20/2007	200	199
National City Corp.	3.200%	4/1/2008	3,775	3,630
National City Corp.	6.875%	5/15/2019	1,125	1,233
National Westminster Bank PLC	7.375%	10/1/2009	450	478
NationsBank Corp.	6.375%	2/15/2008	840	857
NationsBank Corp.	6.800%	3/15/2028	725	788
NB Capital Trust II	7.830%	12/15/2026	5,000	5,262
NB Capital Trust IV	8.250%	4/15/2027	3,400	3,613
North Fork Bancorp., Inc.	5.875%	8/15/2012	250	254
PNC Bank NA	4.875%	9/21/2017	11,500	10,679
PNC Funding Corp.	5.250%	11/15/2015	5,950	5,769
Popular North America, Inc.	4.250%	4/1/2008	1,000	976
Regions Financial Corp.	4.500%	8/8/2008	1,100	1,082
Regions Financial Corp.	4.375%	12/1/2010	1,000	957
Regions Financial Corp.	7.000%	3/1/2011	1,500	1,599
Regions Financial Corp.	7.750%	3/1/2011	7,525	8,261
Regions Financial Corp.	6.375%	5/15/2012	10,475	10,934
Republic New York Corp.	7.750%	5/15/2009	4,300	4,602
Royal Bank of Canada	4.125%	1/26/2010	10,300	9,874
Royal Bank of Scotland Group PLC	6.375%	2/1/2011	1,675	1,739
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	12,150	11,744
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	6,675	6,430
2,3 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	15,945	18,218
Santander Central Hispano Issuances	7.625%	9/14/2010	13,675	14,840
Santander Finance Issuances	6.375%	2/15/2011	1,875	1,947
Sanwa Bank Ltd.	8.350%	7/15/2009	5,600	6,067
Sanwa Bank Ltd.	7.400%	6/15/2011	6,625	7,139
Southtrust Corp.	5.800%	6/15/2014	3,075	3,098
4 Sovereign Bancorp, Inc.	4.800%	9/1/2010	8,500	8,209
State Street Capital Trust	5.300%	1/15/2016	3,425	3,365
Sumitomo Bank International Finance NV	8.500%	6/15/2009	6,475	7,048
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	8,515	9,560
SunTrust Banks, Inc.	5.050%	7/1/2007	60	60
SunTrust Banks, Inc.	6.375%	4/1/2011	7,075	7,358
SunTrust Banks, Inc.	5.000%	9/1/2015	350	336
SunTrust Banks, Inc.	6.000%	2/15/2026	3,925	3,965
SunTrust Capital II	7.900%	6/15/2027	2,085	2,212
Swiss Bank Corp.	7.000%	10/15/2015	3,050	3,378
Swiss Bank Corp.	7.375%	6/15/2017	4,175	4,840
Synovus Financial Corp.	5.125%	6/15/2017	5,175	4,844
The Chase Manhattan Corp.	6.375%	4/1/2008	75	77
The Chase Manhattan Corp.	7.875%	6/15/2010	450	490
UFJ Finance Aruba AEC	6.750%	7/15/2013	5,950	6,316
UnionBanCal Corp.	5.250%	12/16/2013	1,475	1,432
US Bancorp	5.100%	7/15/2007	295	295
US Bancorp	3.125%	3/15/2008	3,275	3,149
US Bank NA	3.700%	8/1/2007	4,175	4,097
US Bank NA	6.500%	2/1/2008	3,500	3,575
US Bank NA	4.125%	3/17/2008	7,375	7,226
US Bank NA	4.400%	8/15/2008	4,200	4,124
US Bank NA	6.375%	8/1/2011	6,650	6,943
US Bank NA	6.300%	2/4/2014	9,675	10,140
US Bank NA	4.950%	10/30/2014	6,575	6,311
Wachovia Bank NA	4.850%	7/30/2007	450	448
Wachovia Bank NA	4.375%	8/15/2008	1,625	1,598
Wachovia Bank NA	4.800%	11/1/2014	4,250	4,009
Wachovia Bank NA	4.875%	2/1/2015	17,400	16,468
Wachovia Bank NA	5.000%	8/15/2015	1,110	1,057
Wachovia Corp.	6.250%	8/4/2008	850	868
Wachovia Corp.	7.875%	2/15/2010	5,550	6,025
Wachovia Corp.	4.375%	6/1/2010	10,125	9,761
Wachovia Corp.	7.800%	8/18/2010	13,130	14,347
Wachovia Corp.	5.350%	3/15/2011	8,200	8,182
Wachovia Corp.	4.875%	2/15/2014	2,575	2,447
Wachovia Corp.	5.250%	8/1/2014	3,575	3,473
Wachovia Corp.	6.605%	10/1/2025	275	289
4 Wachovia Corp.	8.000%	12/15/2026	5,125	5,394
Wachovia Corp.	7.500%	4/15/2035	1,100	1,293
Wachovia Corp.	5.500%	8/1/2035	225	207
Wachovia Corp.	6.550%	10/15/2035	775	822
Washington Mutual Bank	6.875%	6/15/2011	13,670	14,496
Washington Mutual Bank	5.500%	1/15/2013	5,550	5,475
Washington Mutual Bank	5.650%	8/15/2014	8,050	7,922
Washington Mutual Bank	5.125%	1/15/2015	5,925	5,608
Washington Mutual Capital I	8.375%	6/1/2027	1,750	1,864
Washington Mutual, Inc.	4.375%	1/15/2008	750	738
Washington Mutual, Inc.	4.000%	1/15/2009	2,500	2,415
Washington Mutual, Inc.	4.200%	1/15/2010	1,900	1,819
Washington Mutual, Inc.	5.000%	3/22/2012	4,875	4,721
Washington Mutual, Inc.	5.250%	9/15/2017	3,625	3,421
Wells Fargo & Co.	4.125%	3/10/2008	20,095	19,689
Wells Fargo & Co.	3.125%	4/1/2009	5,025	4,735
Wells Fargo & Co.	4.200%	1/15/2010	16,900	16,243
Wells Fargo & Co.	4.625%	8/9/2010	7,400	7,194
Wells Fargo & Co.	4.875%	1/12/2011	7,675	7,520
Wells Fargo & Co.	6.375%	8/1/2011	1,000	1,042
Wells Fargo & Co.	5.125%	9/1/2012	4,000	3,921
Wells Fargo & Co.	4.950%	10/16/2013	14,800	14,292
Wells Fargo & Co.	4.625%	4/15/2014	275	259
Wells Fargo & Co.	5.000%	11/15/2014	675	651
Wells Fargo & Co.	4.750%	2/9/2015	3,900	3,688
Wells Fargo & Co.	5.125%	9/15/2016	150	144
Wells Fargo & Co.	5.375%	2/7/2035	3,800	3,544
Wells Fargo Bank NA	6.450%	2/1/2011	8,975	9,382
World Savings Bank, FSB	4.125%	3/10/2008	6,625	6,495
World Savings Bank, FSB	4.125%	12/15/2009	6,000	5,758
Zions Bancorp	5.500%	11/16/2015	7,250	7,094
Brokerage (1.4%)
Ameriprise Financial Inc.	5.350%	11/15/2010	6,650	6,586
Ameriprise Financial Inc.	5.650%	11/15/2015	4,925	4,852
Bear Stearns Co., Inc.	7.800%	8/15/2007	4,350	4,496
Bear Stearns Co., Inc.	4.000%	1/31/2008	19,350	18,935
Bear Stearns Co., Inc.	2.875%	7/2/2008	1,900	1,806
Bear Stearns Co., Inc.	3.250%	3/25/2009	600	567
Bear Stearns Co., Inc.	4.550%	6/23/2010	750	726
Bear Stearns Co., Inc.	5.700%	11/15/2014	18,240	18,284
Bear Stearns Co., Inc.	5.300%	10/30/2015	1,050	1,021
Bear Stearns Co., Inc.	4.650%	7/2/2018	1,425	1,285
Dean Witter, Discover & Co.	6.750%	10/15/2013	800	853
4 Fidelity Investments	7.490%	6/15/2019	1,000	1,144
Goldman Sachs Group, Inc.	4.125%	1/15/2008	5,090	4,996
Goldman Sachs Group, Inc.	3.875%	1/15/2009	29,775	28,707
Goldman Sachs Group, Inc.	6.650%	5/15/2009	18,290	18,968
Goldman Sachs Group, Inc.	4.500%	6/15/2010	12,525	12,097
Goldman Sachs Group, Inc.	5.000%	1/15/2011	200	196
Goldman Sachs Group, Inc.	6.600%	1/15/2012	4,040	4,242
Goldman Sachs Group, Inc.	5.700%	9/1/2012	4,000	4,013
Goldman Sachs Group, Inc.	5.250%	4/1/2013	10,490	10,237
Goldman Sachs Group, Inc.	4.750%	7/15/2013	1,260	1,196
Goldman Sachs Group, Inc.	5.250%	10/15/2013	6,895	6,726
Goldman Sachs Group, Inc.	5.150%	1/15/2014	3,015	2,904
Goldman Sachs Group, Inc.	5.000%	10/1/2014	15,425	14,733
Goldman Sachs Group, Inc.	5.500%	11/15/2014	1,450	1,432
Goldman Sachs Group, Inc.	5.125%	1/15/2015	2,060	1,980
Goldman Sachs Group, Inc.	5.350%	1/15/2016	10,850	10,557
Goldman Sachs Group, Inc.	6.125%	2/15/2033	11,825	11,753
Goldman Sachs Group, Inc.	6.345%	2/15/2034	13,975	13,783
Jefferies Group Inc.	6.250%	1/15/2036	7,975	7,532
Lehman Brothers Holdings, Inc.	4.000%	1/22/2008	6,900	6,759
Lehman Brothers Holdings, Inc.	7.000%	2/1/2008	4,925	5,070
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	2,990	2,872
Lehman Brothers Holdings, Inc.	3.950%	11/10/2009	6,925	6,607
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	1,475	1,418
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	8,150	7,871
Lehman Brothers Holdings, Inc.	7.875%	8/15/2010	7,000	7,654
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	4,400	4,211
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	8,400	8,256
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	3,975	4,204
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	13,850	13,637
Lehman Brothers Holdings, Inc.	5.875%	11/15/2017	250	253
Merrill Lynch & Co., Inc.	3.375%	9/14/2007	7,275	7,091
Merrill Lynch & Co., Inc.	4.000%	11/15/2007	8,390	8,232
Merrill Lynch & Co., Inc.	3.700%	4/21/2008	4,750	4,611
Merrill Lynch & Co., Inc.	3.125%	7/15/2008	4,750	4,535
Merrill Lynch & Co., Inc.	6.375%	10/15/2008	2,000	2,051
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	11,425	11,097
Merrill Lynch & Co., Inc.	6.000%	2/17/2009	6,686	6,814
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	3,400	3,270
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	6,425	6,174
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	2,575	2,514
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	6,675	6,426
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	600	596
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	12,825	12,293
Merrill Lynch & Co., Inc.	6.500%	7/15/2018	425	451
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	4,175	4,591
Morgan Stanley Dean Witter	5.800%	4/1/2007	50,075	50,361
Morgan Stanley Dean Witter	3.625%	4/1/2008	1,570	1,521
Morgan Stanley Dean Witter	3.875%	1/15/2009	2,400	2,313
Morgan Stanley Dean Witter	4.000%	1/15/2010	10,600	10,092
Morgan Stanley Dean Witter	4.250%	5/15/2010	10,105	9,667
Morgan Stanley Dean Witter	5.050%	1/21/2011	1,475	1,451
Morgan Stanley Dean Witter	6.750%	4/15/2011	4,915	5,191
Morgan Stanley Dean Witter	6.600%	4/1/2012	7,420	7,820
Morgan Stanley Dean Witter	5.300%	3/1/2013	400	391
Morgan Stanley Dean Witter	4.750%	4/1/2014	16,875	15,772
Morgan Stanley Dean Witter	7.250%	4/1/2032	9,415	10,870
Finance Companies (1.8%)
American Express Centurion Bank	4.375%	7/30/2009	2,300	2,235
American Express Co.	3.750%	11/20/2007	8,050	7,869
American Express Co.	4.750%	6/17/2009	3,100	3,058
American Express Co.	4.875%	7/15/2013	1,500	1,443
American Express Credit Corp.	3.000%	5/16/2008	8,200	7,837
American Express Credit Corp.	5.000%	12/2/2010	4,725	4,652
American General Finance Corp.	3.875%	10/1/2009	4,000	3,799
American General Finance Corp.	4.875%	5/15/2010	5,100	4,977
American General Finance Corp.	4.000%	3/15/2011	1,000	932
American General Finance Corp.	4.875%	7/15/2012	725	695
American General Finance Corp.	5.375%	10/1/2012	2,045	2,012
American General Finance Corp.	5.400%	12/1/2015	2,175	2,111
Capital One Bank	4.875%	5/15/2008	3,600	3,569
Capital One Bank	4.250%	12/1/2008	1,850	1,798
Capital One Bank	5.000%	6/15/2009	4,075	4,019
Capital One Bank	5.750%	9/15/2010	1,975	1,993
Capital One Bank	6.500%	6/13/2013	1,725	1,794
Capital One Bank	5.125%	2/15/2014	3,000	2,889
Capital One Financial	4.800%	2/21/2012	2,125	2,030
Capital One Financial	5.500%	6/1/2015	6,400	6,179
Capital One Financial	5.250%	2/21/2017	1,775	1,668
3 CIT Group Co. of Canada	4.650%	7/1/2010	3,950	3,820
3 CIT Group Co. of Canada	5.200%	6/1/2015	8,575	8,182
CIT Group, Inc.	7.375%	4/2/2007	8,475	8,645
CIT Group, Inc.	5.750%	9/25/2007	2,050	2,061
CIT Group, Inc.	3.650%	11/23/2007	1,750	1,704
CIT Group, Inc.	5.500%	11/30/2007	450	451
CIT Group, Inc.	5.000%	11/24/2008	7,725	7,657
CIT Group, Inc.	4.125%	11/3/2009	950	910
CIT Group, Inc.	4.250%	2/1/2010	3,475	3,329
CIT Group, Inc.	5.200%	11/3/2010	3,850	3,805
CIT Group, Inc.	4.750%	12/15/2010	2,250	2,176
CIT Group, Inc.	7.750%	4/2/2012	6,400	7,062
CIT Group, Inc.	5.400%	3/7/2013	2,550	2,499
CIT Group, Inc.	5.000%	2/13/2014	125	119
CIT Group, Inc.	5.125%	9/30/2014	6,875	6,562
CIT Group, Inc.	5.000%	2/1/2015	4,175	3,940
CIT Group, Inc.	5.400%	1/30/2016	2,600	2,507
CIT Group, Inc.	6.000%	4/1/2036	3,900	3,743
Countrywide Home Loan	5.625%	5/15/2007	1,295	1,299
Countrywide Home Loan	4.250%	12/19/2007	250	245
Countrywide Home Loan	3.250%	5/21/2008	13,225	12,653
Countrywide Home Loan	6.250%	4/15/2009	1,500	1,530
Countrywide Home Loan	5.625%	7/15/2009	340	341
Countrywide Home Loan	4.125%	9/15/2009	13,750	13,152
Countrywide Home Loan	4.000%	3/22/2011	3,525	3,275
General Electric Capital Corp.	5.000%	6/15/2007	13,650	13,618
General Electric Capital Corp.	4.250%	1/15/2008	13,325	13,103
General Electric Capital Corp.	4.125%	3/4/2008	4,425	4,335
General Electric Capital Corp.	3.500%	5/1/2008	20,770	20,069
General Electric Capital Corp.	3.600%	10/15/2008	11,840	11,373
General Electric Capital Corp.	3.250%	6/15/2009	1,225	1,153
General Electric Capital Corp.	4.125%	9/1/2009	10,150	9,783
General Electric Capital Corp.	4.625%	9/15/2009	5,525	5,409
General Electric Capital Corp.	8.300%	9/20/2009	275	300
General Electric Capital Corp.	4.875%	10/21/2010	7,600	7,447
General Electric Capital Corp.	6.125%	2/22/2011	17,375	17,916
General Electric Capital Corp.	4.375%	11/21/2011	2,425	2,303
General Electric Capital Corp.	5.875%	2/15/2012	490	500
General Electric Capital Corp.	4.250%	6/15/2012	8,975	8,402
General Electric Capital Corp.	6.000%	6/15/2012	125	128
General Electric Capital Corp.	5.450%	1/15/2013	1,020	1,017
General Electric Capital Corp.	4.750%	9/15/2014	11,650	11,071
General Electric Capital Corp.	4.875%	3/4/2015	900	860
General Electric Capital Corp.	5.000%	1/8/2016	16,250	15,578
General Electric Capital Corp.	6.750%	3/15/2032	31,935	35,557
Heller Financial, Inc.	7.375%	11/1/2009	4,500	4,790
HSBC Finance Corp.	4.625%	1/15/2008	6,070	6,007
HSBC Finance Corp.	4.125%	3/11/2008	5,920	5,780
HSBC Finance Corp.	6.400%	6/17/2008	6,250	6,387
HSBC Finance Corp.	4.125%	12/15/2008	23,100	22,409
HSBC Finance Corp.	5.875%	2/1/2009	920	932
HSBC Finance Corp.	4.750%	5/15/2009	21,175	20,809
HSBC Finance Corp.	4.125%	11/16/2009	6,300	6,038
HSBC Finance Corp.	4.625%	9/15/2010	8,400	8,104
HSBC Finance Corp.	5.250%	1/14/2011	10,850	10,719
HSBC Finance Corp.	6.750%	5/15/2011	6,300	6,624
HSBC Finance Corp.	6.375%	10/15/2011	14,175	14,705
HSBC Finance Corp.	7.000%	5/15/2012	12,725	13,616
HSBC Finance Corp.	6.375%	11/27/2012	240	249
HSBC Finance Corp.	4.750%	7/15/2013	1,750	1,651
HSBC Finance Corp.	5.250%	4/15/2015	2,525	2,426
HSBC Finance Corp.	5.000%	6/30/2015	6,900	6,493
HSBC Finance Corp.	5.500%	1/19/2016	5,250	5,128
3 HSBC Finance Corp.	5.911%	11/30/2035	2,700	2,643
International Lease Finance Corp.	3.125%	5/3/2007	3,725	3,641
International Lease Finance Corp.	5.625%	6/1/2007	20,700	20,766
International Lease Finance Corp.	4.500%	5/1/2008	1,425	1,400
International Lease Finance Corp.	6.375%	3/15/2009	700	718
International Lease Finance Corp.	5.125%	11/1/2010	14,225	13,961
International Lease Finance Corp.	5.450%	3/24/2011	3,050	3,025
International Lease Finance Corp.	5.000%	9/15/2012	5,250	5,050
iStar Financial Inc.	5.800%	3/15/2011	3,700	3,695
iStar Financial Inc.	5.650%	9/15/2011	5,750	5,681
iStar Financial Inc.	5.150%	3/1/2012	6,525	6,253
iStar Financial Inc.	5.875%	3/15/2016	3,725	3,651
Residential Capital Corp.	6.125%	11/21/2008	8,450	8,445
Residential Capital Corp.	6.375%	6/30/2010	9,850	9,916
Residential Capital Corp.	6.000%	2/22/2011	9,975	9,896
Residential Capital Corp.	6.875%	6/30/2015	4,350	4,537
SLM Corp.	5.625%	4/10/2007	20,910	20,982
SLM Corp.	3.625%	3/17/2008	12,010	11,624
SLM Corp.	4.000%	1/15/2009	1,590	1,533
SLM Corp.	4.500%	7/26/2010	3,175	3,056
SLM Corp.	5.000%	10/1/2013	500	479
SLM Corp.	5.050%	11/14/2014	2,925	2,796
SLM Corp.	5.625%	8/1/2033	6,200	5,852
Wells Fargo Financial	5.500%	8/1/2012	3,975	3,985
Insurance (0.9%)
ACE Capital Trust II	9.700%	4/1/2030	2,200	2,933
ACE Ltd.	6.000%	4/1/2007	5,975	6,007
AEGON Funding Corp.	5.750%	12/15/2020	1,350	1,336
AEGON NV	4.750%	6/1/2013	2,900	2,756
Allstate Corp.	7.200%	12/1/2009	13,040	13,826
Allstate Corp.	5.000%	8/15/2014	4,875	4,696
Allstate Corp.	6.125%	12/15/2032	3,400	3,428
Allstate Corp.	5.350%	6/1/2033	220	198
Allstate Corp.	5.550%	5/9/2035	2,625	2,422
Allstate Life Global Funding	4.500%	5/29/2009	1,350	1,320
Ambac, Inc.	5.950%	12/5/2035	9,075	8,779
American General Capital II	8.500%	7/1/2030	8,590	10,971
3 American International Group, Inc.	2.875%	5/15/2008	3,325	3,165
4 American International Group, Inc.	4.700%	10/1/2010	1,450	1,401
4 American International Group, Inc.	5.050%	10/1/2015	3,625	3,448
Aon Capital Trust	8.205%	1/1/2027	1,200	1,381
Arch Capital Group Ltd.	7.350%	5/1/2034	3,775	4,053
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	3,300	3,184
Assurant, Inc.	5.625%	2/15/2014	1,850	1,819
Assurant, Inc.	6.750%	2/15/2034	3,200	3,327
AXA Financial, Inc.	6.500%	4/1/2008	115	117
AXA Financial, Inc.	7.750%	8/1/2010	1,400	1,518
AXA SA	8.600%	12/15/2030	7,750	9,838
Axis Capital Holdings	5.750%	12/1/2014	2,700	2,622
CIGNA Corp.	7.875%	5/15/2027	2,950	3,415
Cincinnati Financial Corp.	6.125%	11/1/2034	4,300	4,228
CNA Financial Corp.	5.850%	12/15/2014	4,725	4,595
Commerce Group, Inc.	5.950%	12/9/2013	1,750	1,723
Fidelity National Financial, Inc.	7.300%	8/15/2011	4,850	5,008
Fund American Cos., Inc.	5.875%	5/15/2013	1,925	1,892
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	2,000	2,085
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	4,550	5,017
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	1,650	1,963
Genworth Financial, Inc.	4.750%	6/15/2009	2,825	2,770
Genworth Financial, Inc.	5.750%	6/15/2014	2,300	2,311
Genworth Financial, Inc.	4.950%	10/1/2015	1,225	1,157
Genworth Financial, Inc.	6.500%	6/15/2034	3,775	3,981
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	2,400	2,261
Hartford Life, Inc.	7.375%	3/1/2031	4,850	5,629
Humana Inc.	6.300%	8/1/2018	250	252
2 ING Capital Funding Trust III	5.775%	12/8/2049	4,775	4,644
ING USA Global	4.500%	10/1/2010	13,175	12,688
John Hancock Financial Services	5.625%	12/1/2008	500	503
Lincoln National Corp.	5.250%	6/15/2007	340	340
Lincoln National Corp.	6.200%	12/15/2011	575	594
Loews Corp.	5.250%	3/15/2016	1,500	1,426
Loews Corp.	6.000%	2/1/2035	650	616
Marsh & McLennan Cos., Inc.	5.150%	9/15/2010	3,075	3,006
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	6,225	6,308
Marsh & McLennan Cos., Inc.	5.750%	9/15/2015	1,225	1,191
MetLife, Inc.	5.375%	12/15/2012	2,800	2,768
MetLife, Inc.	5.000%	11/24/2013	4,900	4,721
MetLife, Inc.	5.500%	6/15/2014	4,150	4,108
MetLife, Inc.	5.000%	6/15/2015	4,275	4,068
MetLife, Inc.	6.500%	12/15/2032	2,975	3,126
MetLife, Inc.	6.375%	6/15/2034	2,775	2,873
MetLife, Inc.	5.700%	6/15/2035	4,850	4,580
4 Principal Life Global	3.625%	4/30/2008	770	745
Principal Life Income Funding	5.125%	3/1/2011	4,675	4,624
Principal Life Income Funding	5.100%	4/15/2014	4,825	4,680
Progressive Corp.	6.625%	3/1/2029	5,175	5,560
Progressive Corp.	6.250%	12/1/2032	325	334
Protective Life Secured Trust	3.700%	11/24/2008	7,025	6,747
Protective Life Secured Trust	4.850%	8/16/2010	1,425	1,394
Prudential Financial, Inc.	3.750%	5/1/2008	500	485
Prudential Financial, Inc.	4.500%	7/15/2013	3,225	3,009
Prudential Financial, Inc.	4.750%	4/1/2014	2,300	2,168
Prudential Financial, Inc.	5.100%	9/20/2014	2,975	2,864
Prudential Financial, Inc.	4.750%	6/13/2015	225	210
Prudential Financial, Inc.	5.500%	3/15/2016	2,375	2,333
Prudential Financial, Inc.	5.750%	7/15/2033	1,800	1,726
Prudential Financial, Inc.	5.400%	6/13/2035	4,050	3,680
Prudential Financial, Inc.	5.900%	3/17/2036	3,400	3,316
Royal & Sun Alliance	8.950%	10/15/2029	150	190
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	1,700	1,668
Travelers Property Casualty Corp.	3.750%	3/15/2008	4,525	4,381
Travelers Property Casualty Corp.	6.375%	3/15/2033	350	355
UnitedHealth Group, Inc.	3.375%	8/15/2007	3,950	3,852
UnitedHealth Group, Inc.	4.125%	8/15/2009	6,775	6,523
UnitedHealth Group, Inc.	5.250%	3/15/2011	2,000	1,982
UnitedHealth Group, Inc.	5.000%	8/15/2014	4,225	4,051
UnitedHealth Group, Inc.	4.875%	3/15/2015	2,500	2,363
UnitedHealth Group, Inc.	5.375%	3/15/2016	2,425	2,367
UnitedHealth Group, Inc.	5.800%	3/15/2036	2,675	2,543
WellPoint Inc.	3.750%	12/14/2007	2,325	2,264
WellPoint Inc.	4.250%	12/15/2009	1,750	1,681
WellPoint Inc.	5.000%	1/15/2011	4,050	3,959
WellPoint Inc.	6.375%	1/15/2012	3,815	3,957
WellPoint Inc.	6.800%	8/1/2012	360	382
WellPoint Inc.	5.000%	12/15/2014	5,400	5,146
WellPoint Inc.	5.250%	1/15/2016	750	723
WellPoint Inc.	5.950%	12/15/2034	3,275	3,144
WellPoint Inc.	5.850%	1/15/2036	1,650	1,561
Willis North America Inc.	5.125%	7/15/2010	1,100	1,076
Willis North America Inc.	5.625%	7/15/2015	6,250	6,074
XL Capital Ltd.	5.250%	9/15/2014	5,600	5,324
XL Capital Ltd.	6.375%	11/15/2024	1,000	986
Real Estate Investment Trusts (0.5%)
Archstone-Smith Trust	5.250%	5/1/2015	4,600	4,435
Arden Realty LP	5.250%	3/1/2015	1,075	1,049
Boston Properties, Inc.	6.250%	1/15/2013	1,790	1,839
Boston Properties, Inc.	5.625%	4/15/2015	6,950	6,840
Brandywine Operating Partnership	4.500%	11/1/2009	4,475	4,304
Brandywine Operating Partnership	5.625%	12/15/2010	3,775	3,743
Brandywine Operating Partnership	5.400%	11/1/2014	2,525	2,409
Colonial Realty LP	5.500%	10/1/2015	2,675	2,560
Developers Diversified Realty Corp.	5.375%	10/15/2012	6,200	6,029
EOP Operating LP	7.750%	11/15/2007	5,050	5,223
EOP Operating LP	6.750%	2/15/2008	2,850	2,910
EOP Operating LP	8.100%	8/1/2010	1,000	1,088
EOP Operating LP	4.650%	10/1/2010	6,075	5,823
EOP Operating LP	7.000%	7/15/2011	1,250	1,316
EOP Operating LP	6.750%	2/15/2012	2,235	2,332
EOP Operating LP	5.875%	1/15/2013	1,690	1,682
EOP Operating LP	4.750%	3/15/2014	1,900	1,752
EOP Operating LP	7.875%	7/15/2031	1,850	2,090
ERP Operating LP	6.625%	3/15/2012	8,670	9,123
ERP Operating LP	5.250%	9/15/2014	725	703
ERP Operating LP	5.375%	8/1/2016	6,475	6,246
Health Care Property Investors, Inc.	6.450%	6/25/2012	10,075	10,386
Health Care Property Investors, Inc.	5.625%	5/1/2017	100	96
Health Care REIT, Inc.	6.000%	11/15/2013	250	247
Health Care REIT, Inc.	6.200%	6/1/2016	6,875	6,852
Hospitality Properties	5.125%	2/15/2015	2,200	2,048
HRPT Properties Trust	6.250%	8/15/2016	1,750	1,767
Kimco Realty Corp.	5.783%	3/15/2016	1,350	1,342
Liberty Property LP	5.125%	3/2/2015	10,675	10,077
4 ProLogis	5.250%	11/15/2010	2,475	2,436
ProLogis	5.500%	3/1/2013	2,575	2,534
4 ProLogis	5.625%	11/15/2015	3,525	3,443
ProLogis	5.750%	4/1/2016	3,425	3,376
Reckson Operating Partnership	6.000%	3/31/2016	2,850	2,824
Regency Centers LP	6.750%	1/15/2012	7,550	7,931
Regency Centers LP	5.250%	8/1/2015	2,800	2,666
Simon Property Group Inc.	6.375%	11/15/2007	17,475	17,742
Simon Property Group Inc.	4.875%	8/15/2010	3,625	3,531
Simon Property Group Inc.	6.350%	8/28/2012	55	57
Simon Property Group Inc.	5.625%	8/15/2014	150	147
4 Simon Property Group Inc.	5.750%	12/1/2015	5,850	5,742
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	4,500	4,441
Vornado Realty	5.625%	6/15/2007	3,275	3,279
Vornado Realty	5.600%	2/15/2011	4,525	4,489
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.400%	7/2/2007	1,875	1,835
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	2,965	2,836
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	5,150	4,937
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	4,150	3,947
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	1,700	1,638
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	4,475	4,243
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	550	535
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	11,025	10,498
J. Paul Getty Trust	5.875%	10/1/2033	2,700	2,637

				2,873,661

Industrial (9.3%)
Basic Industry (0.7%)
Alcan, Inc.	4.875%	9/15/2012	1,050	1,004
Alcan, Inc.	4.500%	5/15/2013	5,175	4,772
Alcan, Inc.	5.200%	1/15/2014	875	840
Alcan, Inc.	5.000%	6/1/2015	2,050	1,927
Alcan, Inc.	6.125%	12/15/2033	2,000	1,954
Alcoa, Inc.	4.250%	8/15/2007	25,400	25,070
Alcoa, Inc.	6.500%	6/1/2011	4,275	4,461
Barrick Gold Finance Inc.	4.875%	11/15/2014	3,325	3,135
BHP Billiton Finance	4.800%	4/15/2013	13,140	12,615
BHP Billiton Finance	5.250%	12/15/2015	4,450	4,320
Celulosa Arauco Constitution SA	8.625%	8/15/2010	7,425	8,242
Celulosa Arauco Constitution SA	5.625%	4/20/2015	2,625	2,533
Chevron Philips Chemical Co.	5.375%	6/15/2007	1,775	1,775
Dow Chemical Co.	6.125%	2/1/2011	12,425	12,749
Dow Chemical Co.	6.000%	10/1/2012	875	896
Dow Chemical Co.	7.375%	11/1/2029	5,150	5,943
E.I. du Pont de Nemours & Co.	3.375%	11/15/2007	220	214
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	9,225	9,642
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	7,250	6,914
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	2,670	2,551
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	1,425	1,514
Eastman Chemical Co.	7.250%	1/15/2024	600	627
Eastman Chemical Co.	7.600%	2/1/2027	2,563	2,771
Falconbridge Ltd.	7.350%	6/5/2012	775	822
Falconbridge Ltd.	5.375%	6/1/2015	450	421
ICI Wilmington	4.375%	12/1/2008	3,975	3,844
ICI Wilmington	5.625%	12/1/2013	900	871
Inco Ltd.	7.750%	5/15/2012	60	65
Inco Ltd.	5.700%	10/15/2015	4,300	4,131
Inco Ltd.	7.200%	9/15/2032	1,500	1,563
International Paper Co.	4.250%	1/15/2009	3,250	3,138
3 International Paper Co.	5.850%	10/30/2012	12,745	12,667
International Paper Co.	5.300%	4/1/2015	2,325	2,177
Lubrizol Corp.	5.500%	10/1/2014	4,175	4,039
Lubrizol Corp.	6.500%	10/1/2034	1,000	988
MeadWestvaco Corp.	6.850%	4/1/2012	1,515	1,561
Newmont Mining	5.875%	4/1/2035	3,125	2,925
Noranda, Inc.	7.250%	7/15/2012	2,925	3,090
Noranda, Inc.	6.000%	10/15/2015	1,450	1,419
Noranda, Inc.	5.500%	6/15/2017	6,125	5,715
Placer Dome, Inc.	6.450%	10/15/2035	2,875	2,890
Plum Creek Timber Co.	5.875%	11/15/2015	4,525	4,447
Potash Corp. of Saskatchewan	7.750%	5/31/2011	11,125	12,170
Potash Corp. of Saskatchewan	4.875%	3/1/2013	1,500	1,429
Praxair, Inc.	2.750%	6/15/2008	1,950	1,846
Praxair, Inc.	3.950%	6/1/2013	600	544
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	3,675	3,444
Rohm & Haas Co.	7.400%	7/15/2009	96	101
2 Rohm & Haas Co.	9.800%	4/15/2020	2,877	3,538
Rohm & Haas Co.	7.850%	7/15/2029	2,825	3,422
Teck Cominco Ltd.	6.125%	10/1/2035	6,525	6,124
Temple Inland Inc.	7.875%	5/1/2012	900	975
Vale Overseas Ltd.	6.250%	1/11/2016	875	868
Vale Overseas Ltd.	8.250%	1/17/2034	7,400	8,482
Westvaco Corp.	8.200%	1/15/2030	1,050	1,149
Weyerhaeuser Co.	5.950%	11/1/2008	925	934
Weyerhaeuser Co.	6.750%	3/15/2012	10,195	10,596
Weyerhaeuser Co.	7.375%	3/15/2032	9,280	9,889
Capital Goods (1.1%)
2,4 BAE Systems	7.156%	12/15/2011	3,151	3,300
Bemis Co. Inc.	4.875%	4/1/2012	1,500	1,442
Boeing Capital Corp.	7.375%	9/27/2010	3,250	3,501
Boeing Capital Corp.	6.500%	2/15/2012	12,925	13,585
Boeing Capital Corp.	5.800%	1/15/2013	3,690	3,753
Boeing Co.	5.125%	2/15/2013	200	196
Boeing Co.	8.750%	8/15/2021	1,450	1,900
Boeing Co.	7.250%	6/15/2025	3,150	3,634
Boeing Co.	8.750%	9/15/2031	975	1,335
Boeing Co.	6.125%	2/15/2033	200	208
Boeing Co.	6.625%	2/15/2038	5,045	5,566
Caterpillar Financial Services Corp.	2.700%	7/15/2008	1,850	1,747
Caterpillar Financial Services Corp.	4.500%	9/1/2008	4,650	4,563
Caterpillar Financial Services Corp.	4.150%	1/15/2010	11,925	11,441
Caterpillar Financial Services Corp.	4.300%	6/1/2010	500	480
Caterpillar Financial Services Corp.	5.050%	12/1/2010	3,600	3,554
Caterpillar Financial Services Corp.	4.750%	2/17/2015	5,425	5,123
Caterpillar Financial Services Corp.	4.625%	6/1/2015	3,125	2,919
Caterpillar, Inc.	7.300%	5/1/2031	2,475	2,951
Caterpillar, Inc.	6.950%	5/1/2042	1,275	1,467
Caterpillar, Inc.	7.375%	3/1/2097	6,475	7,911
CRH America Inc.	6.950%	3/15/2012	6,660	7,017
CRH America Inc.	5.300%	10/15/2013	875	843
CRH America Inc.	6.400%	10/15/2033	2,670	2,683
Deere & Co.	6.950%	4/25/2014	6,595	7,182
Deere & Co.	8.100%	5/15/2030	4,255	5,430
Emerson Electric Co.	7.125%	8/15/2010	4,275	4,553
Emerson Electric Co.	4.625%	10/15/2012	5,300	5,062
Emerson Electric Co.	4.500%	5/1/2013	4,900	4,626
General Dynamics Corp.	3.000%	5/15/2008	6,300	6,017
General Dynamics Corp.	4.500%	8/15/2010	25	24
General Dynamics Corp.	4.250%	5/15/2013	7,490	6,994
General Electric Co.	5.000%	2/1/2013	21,665	21,098
Goodrich Corp.	7.625%	12/15/2012	25	28
Hanson PLC	7.875%	9/27/2010	1,425	1,542
Hanson PLC	5.250%	3/15/2013	4,450	4,262
Honeywell International, Inc.	7.500%	3/1/2010	1,500	1,610
Honeywell International, Inc.	6.125%	11/1/2011	2,350	2,425
Honeywell International, Inc.	5.700%	3/15/2036	1,250	1,217
Ingersoll-Rand Co.	4.750%	5/15/2015	1,025	961
John Deere Capital Corp.	4.875%	3/16/2009	11,525	11,375
John Deere Capital Corp.	7.000%	3/15/2012	16,380	17,569
Lockheed Martin Corp.	7.650%	5/1/2016	5,325	6,102
Lockheed Martin Corp.	7.750%	5/1/2026	600	720
Lockheed Martin Corp.	8.500%	12/1/2029	7,525	9,849
Masco Corp.	4.625%	8/15/2007	670	663
Masco Corp.	5.875%	7/15/2012	1,135	1,128
Masco Corp.	4.800%	6/15/2015	9,075	8,210
Masco Corp.	7.750%	8/1/2029	450	494
Masco Corp.	6.500%	8/15/2032	1,700	1,639
Mohawk Industries Inc.	5.750%	1/15/2011	1,275	1,264
Mohawk Industries Inc.	6.125%	1/15/2016	2,975	2,945
Northrop Grumman Corp.	7.125%	2/15/2011	6,150	6,541
Northrop Grumman Corp.	7.875%	3/1/2026	2,600	3,114
Northrop Grumman Corp.	7.750%	2/15/2031	4,215	5,098
Raytheon Co.	6.150%	11/1/2008	1,186	1,208
Raytheon Co.	8.300%	3/1/2010	4,585	5,025
Raytheon Co.	6.550%	3/15/2010	4,000	4,144
Raytheon Co.	4.850%	1/15/2011	250	243
Raytheon Co.	5.500%	11/15/2012	2,475	2,464
Raytheon Co.	5.375%	4/1/2013	6,665	6,585
Raytheon Co.	6.400%	12/15/2018	500	521
Raytheon Co.	7.200%	8/15/2027	5,650	6,363
Republic Services, Inc.	6.750%	8/15/2011	1,000	1,051
Republic Services, Inc.	6.086%	3/15/2035	2,850	2,769
Textron Financial Corp.	5.875%	6/1/2007	2,050	2,062
Textron Financial Corp.	4.125%	3/3/2008	5,950	5,817
Textron Financial Corp.	4.600%	5/3/2010	5,625	5,444
Textron, Inc.	6.500%	6/1/2012	8,775	9,226
TRW, Inc.	7.750%	6/1/2029	2,650	3,203
Tyco International Group SA	6.125%	11/1/2008	1,100	1,114
Tyco International Group SA	6.750%	2/15/2011	11,125	11,571
Tyco International Group SA	6.375%	10/15/2011	7,525	7,731
Tyco International Group SA	6.000%	11/15/2013	5,850	5,902
Tyco International Group SA	7.000%	6/15/2028	2,625	2,793
United Technologies Corp.	4.375%	5/1/2010	1,525	1,474
United Technologies Corp.	7.125%	11/15/2010	250	267
United Technologies Corp.	6.350%	3/1/2011	3,025	3,143
United Technologies Corp.	4.875%	5/1/2015	5,975	5,689
United Technologies Corp.	8.875%	11/15/2019	4,000	5,079
United Technologies Corp.	6.700%	8/1/2028	1,642	1,819
United Technologies Corp.	7.500%	9/15/2029	2,800	3,397
United Technologies Corp.	5.400%	5/1/2035	3,450	3,266
USA Waste Services, Inc.	7.125%	10/1/2007	250	256
USA Waste Services, Inc.	7.000%	7/15/2028	1,425	1,527
Waste Management, Inc.	6.500%	11/15/2008	11,825	12,129
Waste Management, Inc.	6.875%	5/15/2009	2,370	2,460
Waste Management, Inc.	7.375%	8/1/2010	2,075	2,215
Waste Management, Inc.	5.000%	3/15/2014	1,325	1,262
Waste Management, Inc.	7.750%	5/15/2032	4,925	5,776
WMX Technologies Inc.	7.100%	8/1/2026	1,375	1,485
Communication (2.7%)
Alltel Corp.	7.000%	7/1/2012	9,975	10,753
Alltel Corp.	7.875%	7/1/2032	525	628
America Movil SA de C.V	4.125%	3/1/2009	5,350	5,163
America Movil SA de C.V	5.500%	3/1/2014	2,575	2,466
America Movil SA de C.V	5.750%	1/15/2015	3,725	3,618
America Movil SA de C.V	6.375%	3/1/2035	6,475	6,103
AT&T Corp.	6.000%	3/15/2009	10,875	10,983
3 AT&T Corp.	9.750%	11/15/2031	12,055	14,410
AT&T Inc.	4.125%	9/15/2009	8,725	8,345
AT&T Inc.	5.300%	11/15/2010	4,550	4,488
AT&T Inc.	6.250%	3/15/2011	12,715	13,018
AT&T Inc.	5.875%	2/1/2012	2,680	2,696
AT&T Inc.	5.875%	8/15/2012	8,920	8,953
AT&T Inc.	5.100%	9/15/2014	12,075	11,475
AT&T Inc.	5.625%	6/15/2016	3,400	3,303
AT&T Inc.	6.450%	6/15/2034	3,900	3,849
AT&T Inc.	6.150%	9/15/2034	3,450	3,272
BellSouth Capital Funding	7.875%	2/15/2030	15,450	17,756
BellSouth Corp.	4.200%	9/15/2009	4,750	4,562
BellSouth Corp.	6.000%	10/15/2011	120	122
BellSouth Corp.	4.750%	11/15/2012	5,750	5,451
BellSouth Corp.	5.200%	9/15/2014	4,000	3,828
BellSouth Corp.	6.550%	6/15/2034	6,400	6,398
BellSouth Corp.	6.000%	11/15/2034	3,835	3,563
BellSouth Telecommunications	6.375%	6/1/2028	6,115	5,989
Belo Corp.	7.250%	9/15/2027	340	337
British Sky Broadcasting Corp.	6.875%	2/23/2009	5,050	5,220
British Sky Broadcasting Corp.	8.200%	7/15/2009	1,675	1,805
3 British Telecommunications PLC	8.375%	12/15/2010	8,135	9,076
3 British Telecommunications PLC	8.875%	12/15/2030	11,460	14,578
CBS Corp.	7.700%	7/30/2010	5,475	5,854
CBS Corp.	6.625%	5/15/2011	7,225	7,463
CBS Corp.	5.625%	8/15/2012	5,650	5,558
CBS Corp.	4.625%	5/15/2018	500	431
CBS Corp.	5.500%	5/15/2033	2,675	2,241
CenturyTel Enterprises	6.875%	1/15/2028	925	877
3 CenturyTel, Inc.	7.875%	8/15/2012	2,375	2,568
Cingular Wireless LLC	7.125%	12/15/2031	3,345	3,648
Clear Channel Communications, Inc.	4.625%	1/15/2008	2,900	2,848
Clear Channel Communications, Inc.	7.650%	9/15/2010	3,595	3,778
Clear Channel Communications, Inc.	5.000%	3/15/2012	9,175	8,482
Clear Channel Communications, Inc.	5.750%	1/15/2013	3,150	3,000
Clear Channel Communications, Inc.	5.500%	9/15/2014	2,950	2,727
Clear Channel Communications, Inc.	7.250%	10/15/2027	1,500	1,480
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	4,365	4,901
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	8,361	10,548
Comcast Cable Communications, Inc.	6.200%	11/15/2008	5,000	5,089
Comcast Cable Communications, Inc.	6.875%	6/15/2009	1,400	1,452
Comcast Cable Communications, Inc.	6.750%	1/30/2011	9,990	10,400
Comcast Cable Communications, Inc.	8.875%	5/1/2017	2,175	2,598
Comcast Corp.	5.850%	1/15/2010	1,925	1,936
Comcast Corp.	5.500%	3/15/2011	1,925	1,906
Comcast Corp.	5.300%	1/15/2014	2,250	2,142
Comcast Corp.	6.500%	1/15/2015	5,640	5,786
Comcast Corp.	5.850%	11/15/2015	200	196
Comcast Corp.	5.900%	3/15/2016	4,350	4,269
Comcast Corp.	4.950%	6/15/2016	3,000	2,731
Comcast Corp.	7.050%	3/15/2033	1,690	1,742
Comcast Corp.	5.650%	6/15/2035	3,125	2,728
Comcast Corp.	6.500%	11/15/2035	4,600	4,470
Comcast Corp.	6.450%	3/15/2037	3,075	2,967
Cox Communications, Inc.	4.625%	1/15/2010	1,050	1,008
Cox Communications, Inc.	7.750%	11/1/2010	13,850	14,812
Cox Communications, Inc.	7.125%	10/1/2012	6,000	6,298
Cox Communications, Inc.	5.450%	12/15/2014	11,125	10,539
Cox Communications, Inc.	5.500%	10/1/2015	725	686
Deutsche Telekom International Finance	3.875%	7/22/2008	3,950	3,827
Deutsche Telekom International Finance	8.000%	6/15/2010	17,135	18,659
Deutsche Telekom International Finance	5.250%	7/22/2013	1,025	987
Deutsche Telekom International Finance	5.750%	3/23/2016	900	876
3 Deutsche Telekom International Finance	8.250%	6/15/2030	20,630	24,596
3 France Telecom	7.750%	3/1/2011	2,475	2,703
3 France Telecom	8.500%	3/1/2031	20,500	25,847
Gannett Co., Inc.	6.375%	4/1/2012	6,300	6,506
Grupo Televisa SA	6.625%	3/18/2025	4,400	4,433
Grupo Televisa SA	8.500%	3/11/2032	750	896
GTE Corp.	8.750%	11/1/2021	3,760	4,485
GTE Corp.	6.940%	4/15/2028	4,620	4,640
IAC/InteractiveCorp	7.000%	1/15/2013	4,050	4,156
Knight Ridder, Inc.	7.125%	6/1/2011	925	953
Knight Ridder, Inc.	5.750%	9/1/2017	75	69
Koninklijke KPN NV	8.000%	10/1/2010	4,015	4,304
Koninklijke KPN NV	8.375%	10/1/2030	4,165	4,570
New Cingular Wireless Services	7.875%	3/1/2011	14,380	15,740
New Cingular Wireless Services	8.125%	5/1/2012	11,555	12,973
New Cingular Wireless Services	8.750%	3/1/2031	9,930	12,564
New England Telephone & Telegraph Co.	7.875%	11/15/2029	2,125	2,261
News America Holdings, Inc.	9.250%	2/1/2013	5,691	6,695
News America Holdings, Inc.	8.000%	10/17/2016	8,450	9,597
News America Holdings, Inc.	7.700%	10/30/2025	900	975
News America Holdings, Inc.	8.150%	10/17/2036	2,625	3,018
News America Holdings, Inc.	7.750%	12/1/2045	1,775	1,932
News America Inc.	5.300%	12/15/2014	5,575	5,378
News America Inc.	7.250%	5/18/2018	150	162
News America Inc.	6.550%	3/15/2033	275	269
News America Inc.	6.200%	12/15/2034	2,200	2,057
4 News America Inc.	6.400%	12/15/2035	7,735	7,397
Nextel Communications	6.875%	10/31/2013	7,100	7,319
Nextel Communications	5.950%	3/15/2014	5,730	5,675
Nextel Communications	7.375%	8/1/2015	9,695	10,174
Pacific Bell	7.125%	3/15/2026	1,700	1,779
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	2,200	2,083
R.R. Donnelley & Sons Co.	4.950%	5/15/2010	2,825	2,726
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	2,275	2,091
Reed Elsevier Capital	4.625%	6/15/2012	1,375	1,287
Sprint Capital Corp.	6.125%	11/15/2008	14,925	15,181
Sprint Capital Corp.	7.625%	1/30/2011	7,725	8,330
Sprint Capital Corp.	8.375%	3/15/2012	2,140	2,417
Sprint Capital Corp.	6.900%	5/1/2019	775	825
Sprint Capital Corp.	6.875%	11/15/2028	6,600	6,850
Sprint Capital Corp.	8.750%	3/15/2032	17,150	21,394
TCI Communications, Inc.	8.750%	8/1/2015	16,995	19,956
TCI Communications, Inc.	7.875%	2/15/2026	425	464
Telecom Italia Capital	4.000%	11/15/2008	5,140	4,951
Telecom Italia Capital	4.000%	1/15/2010	8,110	7,637
Telecom Italia Capital	4.875%	10/1/2010	3,400	3,279
Telecom Italia Capital	5.250%	11/15/2013	9,685	9,159
Telecom Italia Capital	4.950%	9/30/2014	5,775	5,303
Telecom Italia Capital	5.250%	10/1/2015	7,600	7,086
Telecom Italia Capital	6.375%	11/15/2033	6,700	6,306
Telecom Italia Capital	6.000%	9/30/2034	4,600	4,139
Tele-Communications, Inc.	7.875%	8/1/2013	14,425	15,825
Telecomunicaciones de Puerto Rico	6.800%	5/15/2009	4,250	4,294
Telefonica Europe BV	7.750%	9/15/2010	12,775	13,744
Telefonica Europe BV	8.250%	9/15/2030	5,775	6,742
Telefonos de Mexico SA	4.750%	1/27/2010	2,550	2,464
Telefonos de Mexico SA	5.500%	1/27/2015	7,300	6,953
Telus Corp.	7.500%	6/1/2007	8,575	8,769
Telus Corp.	8.000%	6/1/2011	9,650	10,647
Thomson Corp.	5.750%	2/1/2008	8,050	8,102
Thomson Corp.	6.200%	1/5/2012	675	697
Thomson Corp.	5.500%	8/15/2035	3,150	2,833
Time Warner Entertainment	7.250%	9/1/2008	925	960
Time Warner Entertainment	10.150%	5/1/2012	1,400	1,662
Time Warner Entertainment	8.375%	3/15/2023	2,415	2,736
Time Warner Entertainment	8.375%	7/15/2033	4,360	5,025
Univision Communications, Inc.	7.850%	7/15/2011	5,050	5,295
US Cellular	6.700%	12/15/2033	3,800	3,638
Verizon Communications Corp.	5.350%	2/15/2011	7,750	7,639
Verizon Communications Corp.	5.550%	2/15/2016	5,650	5,449
Verizon Global Funding Corp.	6.125%	6/15/2007	400	404
Verizon Global Funding Corp.	4.000%	1/15/2008	1,500	1,465
Verizon Global Funding Corp.	6.875%	6/15/2012	18,600	19,524
Verizon Global Funding Corp.	7.375%	9/1/2012	7,975	8,593
Verizon Global Funding Corp.	4.375%	6/1/2013	560	515
Verizon Global Funding Corp.	7.750%	12/1/2030	2,890	3,186
Verizon Global Funding Corp.	5.850%	9/15/2035	11,225	10,069
Verizon Maryland, Inc.	6.125%	3/1/2012	500	503
Verizon Maryland, Inc.	5.125%	6/15/2033	450	355
Verizon New England, Inc.	6.500%	9/15/2011	2,670	2,706
Verizon New Jersey, Inc.	5.875%	1/17/2012	7,815	7,728
Verizon New York, Inc.	6.875%	4/1/2012	2,850	2,930
Verizon New York, Inc.	7.375%	4/1/2032	2,625	2,678
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	11,125	10,947
Verizon Virginia, Inc.	4.625%	3/15/2013	6,625	6,042
Vodafone AirTouch PLC	7.750%	2/15/2010	1,955	2,096
Vodafone AirTouch PLC	7.875%	2/15/2030	4,900	5,625
Vodafone Group PLC	3.950%	1/30/2008	8,350	8,145
Vodafone Group PLC	5.000%	12/16/2013	2,725	2,582
Vodafone Group PLC	5.375%	1/30/2015	3,975	3,827
Vodafone Group PLC	5.000%	9/15/2015	9,125	8,522
Vodafone Group PLC	5.750%	3/15/2016	3,450	3,380
Vodafone Group PLC	6.250%	11/30/2032	1,800	1,759
WPP Finance USA Corp.	5.875%	6/15/2014	4,075	4,036
Consumer Cyclical (1.6%)
Brinker International	5.750%	6/1/2014	1,925	1,878
Cendant Corp.	6.250%	1/15/2008	6,725	6,837
Cendant Corp.	6.250%	3/15/2010	3,847	3,949
Cendant Corp.	7.375%	1/15/2013	5,950	6,537
Cendant Corp.	7.125%	3/15/2015	250	274
Centex Corp.	4.750%	1/15/2008	340	336
Centex Corp.	7.875%	2/1/2011	290	313
Centex Corp.	5.450%	8/15/2012	9,100	8,813
Centex Corp.	5.125%	10/1/2013	3,690	3,465
Centex Corp.	5.250%	6/15/2015	6,450	5,989
Chrysler Corp.	7.450%	3/1/2027	4,300	4,515
CVS Corp.	4.000%	9/15/2009	3,550	3,391
CVS Corp.	4.875%	9/15/2014	2,750	2,594
D.R. Horton, Inc.	4.875%	1/15/2010	2,775	2,671
D.R. Horton, Inc.	5.375%	6/15/2012	500	476
D.R. Horton, Inc.	5.250%	2/15/2015	5,500	5,033
D.R. Horton, Inc.	5.625%	1/15/2016	250	233
DaimlerChrysler North America Holding Corp.	4.750%	1/15/2008	21,025	20,725
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	13,300	12,875
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	75	78
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	1,700	1,638
DaimlerChrysler North America Holding Corp.	5.875%	3/15/2011	28,000	27,911
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	14,345	15,161
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	400	407
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	7,605	8,896
Federated Department Stores, Inc.	6.625%	4/1/2011	1,800	1,873
Federated Department Stores, Inc.	6.790%	7/15/2027	2,805	2,855
Federated Department Stores, Inc.	7.000%	2/15/2028	25	26
Federated Department Stores, Inc.	6.900%	4/1/2029	2,175	2,262
Harrah's Operating Co., Inc.	7.125%	6/1/2007	8,675	8,825
Harrah's Operating Co., Inc.	7.500%	1/15/2009	2,135	2,237
Harrah's Operating Co., Inc.	5.500%	7/1/2010	700	692
Harrah's Operating Co., Inc.	8.000%	2/1/2011	3,996	4,333
Harrah's Operating Co., Inc.	5.375%	12/15/2013	2,275	2,169
Harrah's Operating Co., Inc.	5.625%	6/1/2015	7,050	6,751
Harrah's Operating Co., Inc.	5.750%	10/1/2017	8,575	8,158
Home Depot Inc.	3.750%	9/15/2009	9,225	8,797
Home Depot Inc.	4.625%	8/15/2010	7,375	7,178
Home Depot Inc.	5.200%	3/1/2011	1,675	1,666
Home Depot Inc.	5.400%	3/1/2016	13,075	12,934
J.C. Penney Co., Inc.	8.000%	3/1/2010	6,550	7,058
J.C. Penney Co., Inc.	7.950%	4/1/2017	5,125	5,868
J.C. Penney Co., Inc.	7.400%	4/1/2037	6,775	7,478
Johnson Controls, Inc.	5.250%	1/15/2011	3,475	3,419
Johnson Controls, Inc.	6.000%	1/15/2036	325	307
Kohl's Corp.	6.000%	1/15/2033	5,325	4,956
4 Lennar Corp.	5.125%	10/1/2010	1,050	1,018
Lennar Corp.	5.950%	3/1/2013	610	602
Lennar Corp.	5.600%	5/31/2015	8,950	8,534
Lowe's Cos., Inc.	8.250%	6/1/2010	1,000	1,109
Lowe's Cos., Inc.	5.000%	10/15/2015	3,375	3,260
Lowe's Cos., Inc.	6.875%	2/15/2028	60	67
Lowe's Cos., Inc.	6.500%	3/15/2029	4,726	5,048
Lowe's Cos., Inc.	5.500%	10/15/2035	200	189
Marriott International	4.625%	6/15/2012	3,925	3,670
May Department Stores Co.	3.950%	7/15/2007	925	909
May Department Stores Co.	5.750%	7/15/2014	2,825	2,817
2 May Department Stores Co.	9.750%	2/15/2021	718	855
May Department Stores Co.	6.650%	7/15/2024	2,600	2,641
May Department Stores Co.	6.700%	7/15/2034	1,800	1,818
McDonald's Corp.	6.000%	4/15/2011	3,585	3,657
Nordstrom, Inc.	6.950%	3/15/2028	1,325	1,389
Pulte Homes, Inc.	4.875%	7/15/2009	2,375	2,315
Pulte Homes, Inc.	6.250%	2/15/2013	450	449
Pulte Homes, Inc.	5.250%	1/15/2014	2,650	2,483
Pulte Homes, Inc.	5.200%	2/15/2015	1,000	925
Pulte Homes, Inc.	7.875%	6/15/2032	7,200	7,714
Pulte Homes, Inc.	6.000%	2/15/2035	1,350	1,174
Sabre Holdings	6.350%	3/15/2016	1,325	1,289
Target Corp.	3.375%	3/1/2008	17,650	17,079
Target Corp.	7.500%	8/15/2010	1,700	1,841
Target Corp.	6.350%	1/15/2011	1,620	1,687
Target Corp.	5.875%	3/1/2012	595	610
Target Corp.	7.000%	7/15/2031	4,210	4,856
Target Corp.	6.350%	11/1/2032	7,775	8,316
The Walt Disney Co.	5.375%	6/1/2007	18,246	18,256
The Walt Disney Co.	6.375%	3/1/2012	2,100	2,181
Time Warner, Inc.	6.150%	5/1/2007	17,350	17,480
Time Warner, Inc.	8.180%	8/15/2007	2,350	2,431
Time Warner, Inc.	6.750%	4/15/2011	1,575	1,635
Time Warner, Inc.	6.875%	5/1/2012	4,575	4,792
Time Warner, Inc.	9.125%	1/15/2013	1,500	1,735
Time Warner, Inc.	9.150%	2/1/2023	11,825	14,338
Time Warner, Inc.	7.570%	2/1/2024	1,500	1,615
Time Warner, Inc.	6.625%	5/15/2029	5,725	5,647
Time Warner, Inc.	7.625%	4/15/2031	6,700	7,308
Time Warner, Inc.	7.700%	5/1/2032	4,745	5,237
Toll Brothers, Inc.	5.150%	5/15/2015	3,900	3,519
Toyota Motor Credit Corp.	2.875%	8/1/2008	3,560	3,380
Toyota Motor Credit Corp.	4.250%	3/15/2010	20,900	20,140
Toyota Motor Credit Corp.	4.350%	12/15/2010	2,075	1,993
Wal-Mart Stores, Inc.	3.375%	10/1/2008	13,725	13,145
Wal-Mart Stores, Inc.	6.875%	8/10/2009	13,395	14,030
Wal-Mart Stores, Inc.	4.000%	1/15/2010	15,000	14,330
Wal-Mart Stores, Inc.	4.125%	7/1/2010	1,600	1,528
Wal-Mart Stores, Inc.	4.750%	8/15/2010	3,325	3,251
Wal-Mart Stores, Inc.	4.125%	2/15/2011	11,675	11,075
Wal-Mart Stores, Inc.	4.550%	5/1/2013	2,325	2,214
Wal-Mart Stores, Inc.	4.500%	7/1/2015	4,975	4,641
Wal-Mart Stores, Inc.	7.550%	2/15/2030	16,095	19,350
Yum! Brands, Inc.	8.875%	4/15/2011	6,975	7,867
Yum! Brands, Inc.	7.700%	7/1/2012	1,425	1,551
Consumer Noncyclical (1.7%)
Abbott Laboratories	3.500%	2/17/2009	1,500	1,430
Abbott Laboratories	3.750%	3/15/2011	750	701
Abbott Laboratories	4.350%	3/15/2014	250	232
Albertson's, Inc.	7.500%	2/15/2011	10,335	10,485
Albertson's, Inc.	7.450%	8/1/2029	1,350	1,185
Albertson's, Inc.	8.000%	5/1/2031	1,575	1,460
Altria Group, Inc.	5.625%	11/4/2008	5,375	5,396
Altria Group, Inc.	7.000%	11/4/2013	125	134
4 AmerisourceBergen Corp.	5.625%	9/15/2012	525	517
4 AmerisourceBergen Corp.	5.875%	9/15/2015	7,850	7,728
Amgen Inc.	4.000%	11/18/2009	7,000	6,695
Amgen Inc.	4.850%	11/18/2014	5,750	5,460
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	1,500	1,539
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	3,675	3,447
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	3,350	3,420
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	1,475	1,640
Archer-Daniels-Midland Co.	8.125%	6/1/2012	3,950	4,480
Archer-Daniels-Midland Co.	7.500%	3/15/2027	1,450	1,694
Archer-Daniels-Midland Co.	7.000%	2/1/2031	2,450	2,729
Archer-Daniels-Midland Co.	5.375%	9/15/2035	4,125	3,770
AstraZeneca PLC	5.400%	6/1/2014	3,750	3,712
4 Baxter Finco, BV	4.750%	10/15/2010	6,875	6,644
Boston Scientific	5.450%	6/15/2014	6,675	6,442
Boston Scientific	6.250%	11/15/2035	5,325	5,455
Bottling Group LLC	4.625%	11/15/2012	16,235	15,487
Bottling Group LLC	5.500%	4/1/2016	5,900	5,823
Bristol-Myers Squibb Co.	4.000%	8/15/2008	5,125	4,980
Bristol-Myers Squibb Co.	5.750%	10/1/2011	21,100	21,358
Bristol-Myers Squibb Co.	7.150%	6/15/2023	350	393
Bristol-Myers Squibb Co.	6.875%	8/1/2097	1,125	1,189
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	3,350	3,253
Bunge Ltd. Finance Corp.	5.350%	4/15/2014	2,500	2,399
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	3,950	3,693
C.R. Bard, Inc.	6.700%	12/1/2026	6,475	7,006
Campbell Soup Co.	6.750%	2/15/2011	7,200	7,567
Cardinal Health, Inc.	6.750%	2/15/2011	425	445
Cardinal Health, Inc.	4.000%	6/15/2015	650	569
Cardinal Health, Inc.	5.850%	12/15/2017	2,150	2,121
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	3,055	3,716
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	3,375	3,873
Clorox Co.	4.200%	1/15/2010	10,850	10,392
Clorox Co.	5.000%	1/15/2015	3,075	2,931
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	1,925	1,947
Coca-Cola Enterprises Inc.	4.250%	9/15/2010	340	326
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	3,025	3,133
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	3,825	4,756
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	1,550	1,856
Coca-Cola Enterprises Inc.	7.000%	10/1/2026	1,325	1,462
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	1,070	1,173
Coca-Cola HBC Finance	5.125%	9/17/2013	670	649
ConAgra Foods, Inc.	7.875%	9/15/2010	8,925	9,616
ConAgra Foods, Inc.	6.750%	9/15/2011	375	390
ConAgra Foods, Inc.	9.750%	3/1/2021	750	951
ConAgra Foods, Inc.	7.125%	10/1/2026	1,275	1,341
ConAgra Foods, Inc.	7.000%	10/1/2028	1,375	1,427
ConAgra Foods, Inc.	8.250%	9/15/2030	1,670	1,956
Coors Brewing Co.	6.375%	5/15/2012	900	931
Diageo Capital PLC	3.500%	11/19/2007	7,550	7,347
Diageo Capital PLC	3.375%	3/20/2008	14,150	13,637
Diageo Capital PLC	7.250%	11/1/2009	450	477
Diageo Capital PLC	4.375%	5/3/2010	1,000	960
Eli Lilly & Co.	6.000%	3/15/2012	2,475	2,552
Fortune Brands Inc.	5.125%	1/15/2011	3,450	3,378
Fortune Brands Inc.	5.375%	1/15/2016	3,800	3,649
Fortune Brands Inc.	5.875%	1/15/2036	3,475	3,233
Genentech Inc.	4.400%	7/15/2010	2,725	2,628
Genentech Inc.	4.750%	7/15/2015	1,475	1,384
Genentech Inc.	5.250%	7/15/2035	3,550	3,193
General Mills, Inc.	6.000%	2/15/2012	1,764	1,795
Gillette Co.	3.500%	10/15/2007	2,205	2,150
Gillette Co.	3.800%	9/15/2009	1,400	1,337
GlaxoSmithKline Capital Inc.	2.375%	4/16/2007	7,325	7,124
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	2,675	2,481
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	3,850	3,660
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	500	577
Grand Metropolitan Investment Corp.	7.450%	4/15/2035	500	599
3 H.J. Heinz Co.	6.625%	7/15/2011	3,000	3,084
3 H.J. Heinz Co.	6.750%	3/15/2032	3,775	3,706
Hospira, Inc.	4.950%	6/15/2009	3,075	3,012
Hospira, Inc.	5.900%	6/15/2014	1,925	1,932
Imperial Tobacco	7.125%	4/1/2009	1,000	1,037
Johnson & Johnson	3.800%	5/15/2013	3,940	3,630
Johnson & Johnson	6.950%	9/1/2029	450	529
Johnson & Johnson	4.950%	5/15/2033	3,200	2,932
Kellogg Co.	2.875%	6/1/2008	2,175	2,066
Kellogg Co.	6.600%	4/1/2011	8,875	9,281
Kellogg Co.	7.450%	4/1/2031	7,415	8,700
Kimberly-Clark Corp.	7.100%	8/1/2007	1,340	1,370
Kimberly-Clark Corp.	5.625%	2/15/2012	2,575	2,611
Kimberly-Clark Corp.	4.875%	8/15/2015	6,250	6,005
Kimberly-Clark Corp.	6.250%	7/15/2018	175	184
Kraft Foods, Inc.	4.125%	11/12/2009	6,400	6,118
Kraft Foods, Inc.	5.625%	11/1/2011	6,550	6,555
Kraft Foods, Inc.	6.250%	6/1/2012	4,040	4,164
Kraft Foods, Inc.	5.250%	10/1/2013	25	24
Kraft Foods, Inc.	6.500%	11/1/2031	10,650	11,097
Kroger Co.	7.800%	8/15/2007	4,350	4,481
Kroger Co.	7.250%	6/1/2009	4,225	4,423
Kroger Co.	6.800%	4/1/2011	1,175	1,225
Kroger Co.	6.750%	4/15/2012	25	26
Kroger Co.	5.500%	2/1/2013	1,725	1,682
Kroger Co.	4.950%	1/15/2015	3,675	3,414
Kroger Co.	6.800%	12/15/2018	5,000	5,214
Kroger Co.	7.700%	6/1/2029	9,900	10,941
Kroger Co.	8.000%	9/15/2029	1,250	1,426
Kroger Co.	7.500%	4/1/2031	1,020	1,119
Laboratory Corp. of America	5.500%	2/1/2013	340	330
Laboratory Corp. of America	5.625%	12/15/2015	2,975	2,929
McKesson Corp.	7.750%	2/1/2012	375	412
Medtronic Inc.	4.375%	9/15/2010	2,775	2,663
Medtronic Inc.	4.750%	9/15/2015	5,375	5,031
Merck & Co.	4.375%	2/15/2013	2,850	2,648
Merck & Co.	4.750%	3/1/2015	2,425	2,270
Merck & Co.	6.400%	3/1/2028	1,630	1,670
Merck & Co.	5.950%	12/1/2028	2,375	2,308
Molson Coors Capital Finance	4.850%	9/22/2010	1,975	1,919
Newell Rubbermaid, Inc.	4.000%	5/1/2010	3,225	3,015
Omnicom Group Inc.	5.900%	4/15/2016	925	908
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	2,200	2,480
PepsiAmericas Inc.	4.875%	1/15/2015	375	354
PepsiAmericas Inc.	5.000%	5/15/2017	4,850	4,572
Pfizer, Inc.	4.500%	2/15/2014	12,800	12,201
3 Pharmacia Corp.	6.600%	12/1/2028	1,500	1,652
Philip Morris Cos., Inc.	7.650%	7/1/2008	3,325	3,484
Philip Morris Cos., Inc.	7.750%	1/15/2027	3,970	4,570
Procter & Gamble Co.	4.750%	6/15/2007	800	797
Procter & Gamble Co.	6.875%	9/15/2009	8,575	8,998
Procter & Gamble Co.	4.950%	8/15/2014	2,225	2,158
Procter & Gamble Co.	5.500%	2/1/2034	100	96
Procter & Gamble Co.	5.800%	8/15/2034	3,375	3,379
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	15,525	19,433
Quest Diagnostic, Inc.	5.450%	11/1/2015	8,550	8,330
Safeway, Inc.	4.950%	8/16/2010	3,775	3,658
Safeway, Inc.	6.500%	3/1/2011	4,575	4,712
Safeway, Inc.	5.800%	8/15/2012	1,200	1,197
Safeway, Inc.	7.250%	2/1/2031	1,950	2,059
Sara Lee Corp.	6.250%	9/15/2011	350	355
Sara Lee Corp.	3.875%	6/15/2013	2,500	2,195
Sara Lee Corp.	6.125%	11/1/2032	2,100	1,929
3 Schering-Plough Corp.	5.550%	12/1/2013	5,225	5,172
3 Schering-Plough Corp.	6.750%	12/1/2033	4,350	4,657
Sysco Corp.	5.375%	9/21/2035	4,975	4,644
Teva Pharmaceutical Finance LLC	6.150%	2/1/2036	6,650	6,252
Tyson Foods, Inc.	8.250%	10/1/2011	2,125	2,273
Unilever Capital Corp.	7.125%	11/1/2010	11,700	12,440
Unilever Capital Corp.	5.900%	11/15/2032	3,750	3,700
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	6,075	5,845
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	5,550	5,209
3 Wyeth	4.375%	3/1/2008	8,320	8,175
3 Wyeth	6.950%	3/15/2011	1,875	1,986
3 Wyeth	5.500%	3/15/2013	11,200	11,071
Wyeth	5.500%	2/1/2014	7,425	7,316
Wyeth	6.450%	2/1/2024	1,850	1,911
Wyeth	6.500%	2/1/2034	3,375	3,512
Wyeth	6.000%	2/15/2036	6,025	5,869
Energy (0.7%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	975	1,139
Amerada Hess Corp.	6.650%	8/15/2011	4,425	4,625
Amerada Hess Corp.	7.875%	10/1/2029	7,450	8,654
Amerada Hess Corp.	7.125%	3/15/2033	175	191
Anadarko Finance Co.	6.750%	5/1/2011	3,550	3,738
Anadarko Finance Co.	7.500%	5/1/2031	8,450	9,849
Anadarko Petroleum Corp.	3.250%	5/1/2008	2,000	1,920
Apache Corp.	6.250%	4/15/2012	1,200	1,264
Apache Finance Canada	7.750%	12/15/2029	1,350	1,646
Atlantic Richfield Co.	5.900%	4/15/2009	3,784	3,856
Baker Hughes, Inc.	6.250%	1/15/2009	500	512
Baker Hughes, Inc.	6.875%	1/15/2029	1,000	1,116
BP Canada Finance	3.375%	10/31/2007	750	730
Burlington Resources, Inc.	6.680%	2/15/2011	3,800	3,997
Burlington Resources, Inc.	7.200%	8/15/2031	850	988
Burlington Resources, Inc.	7.400%	12/1/2031	7,050	8,384
Canadian Natural Resources	7.200%	1/15/2032	700	777
Canadian Natural Resources	5.850%	2/1/2035	2,375	2,254
ChevronTexaco Capital Co.	3.500%	9/17/2007	5,700	5,569
ChevronTexaco Capital Co.	3.375%	2/15/2008	4,075	3,940
ChevronTexaco Corp.	5.500%	1/15/2009	2,795	2,819
Conoco Funding Co.	6.350%	10/15/2011	5,885	6,138
Conoco Funding Co.	7.250%	10/15/2031	350	408
Devon Financing Corp.	6.875%	9/30/2011	1,560	1,654
Devon Financing Corp.	7.875%	9/30/2031	11,075	13,385
Diamond Offshore Drilling	4.875%	7/1/2015	775	732
Encana Corp.	4.600%	8/15/2009	1,225	1,195
Encana Corp.	6.500%	8/15/2034	2,100	2,203
Encana Holdings Finance Corp.	5.800%	5/1/2014	2,350	2,372
Halliburton Co.	5.500%	10/15/2010	4,100	4,111
Husky Energy Inc.	6.250%	6/15/2012	2,000	2,057
Husky Energy Inc.	6.150%	6/15/2019	1,000	992
Lasmo Inc.	7.300%	11/15/2027	400	473
Marathon Oil Corp.	5.375%	6/1/2007	7,925	7,931
Marathon Oil Corp.	6.125%	3/15/2012	1,995	2,056
Marathon Oil Corp.	6.800%	3/15/2032	575	627
Nexen, Inc.	5.050%	11/20/2013	3,700	3,548
Nexen, Inc.	7.875%	3/15/2032	1,100	1,296
Nexen, Inc.	5.875%	3/10/2035	400	370
Noble Energy Inc.	8.000%	4/1/2027	175	203
Norsk Hydro	6.360%	1/15/2009	2,725	2,793
Norsk Hydro	7.250%	9/23/2027	4,525	5,299
Norsk Hydro	7.150%	1/15/2029	3,475	4,043
Occidental Petroleum	6.750%	1/15/2012	2,975	3,175
Occidental Petroleum	7.200%	4/1/2028	5,200	5,928
Occidental Petroleum	8.450%	2/15/2029	700	917
Ocean Energy, Inc.	4.375%	10/1/2007	2,000	1,971
PanCanadian Energy Corp.	7.200%	11/1/2031	7,050	7,977
Petro-Canada	4.000%	7/15/2013	1,675	1,512
Petro-Canada	7.875%	6/15/2026	1,950	2,308
Petro-Canada	7.000%	11/15/2028	1,375	1,497
Petro-Canada	5.350%	7/15/2033	5,975	5,302
Petro-Canada	5.950%	5/15/2035	5,975	5,735
Petro-Canada Financial Partnership	5.000%	11/15/2014	2,375	2,256
Phillips Petroleum Co.	8.750%	5/25/2010	1,250	1,402
Suncor Energy, Inc.	7.150%	2/1/2032	1,700	1,955
Suncor Energy, Inc.	5.950%	12/1/2034	150	150
Sunoco, Inc.	4.875%	10/15/2014	1,700	1,605
Talisman Energy, Inc.	5.125%	5/15/2015	1,400	1,343
Talisman Energy, Inc.	7.250%	10/15/2027	1,050	1,187
Talisman Energy, Inc.	5.850%	2/1/2037	4,700	4,413
Tosco Corp.	8.125%	2/15/2030	23,025	29,114
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	2,150	2,533
Union Oil Co. of California	5.050%	10/1/2012	1,750	1,728
Union Oil Co. of California	7.500%	2/15/2029	425	517
Valero Energy Corp.	6.875%	4/15/2012	5,150	5,459
Valero Energy Corp.	4.750%	6/15/2013	340	320
Valero Energy Corp.	7.500%	4/15/2032	790	909
XTO Energy, Inc.	6.250%	4/15/2013	4,800	4,956
XTO Energy, Inc.	4.900%	2/1/2014	325	308
XTO Energy, Inc.	5.000%	1/31/2015	1,725	1,632
XTO Energy, Inc.	5.300%	6/30/2015	4,800	4,635
XTO Energy, Inc.	6.100%	4/1/2036	500	483
Technology (0.4%)
Cisco Systems Inc.	5.250%	2/22/2011	17,800	17,657
Cisco Systems Inc.	5.500%	2/22/2016	9,400	9,264
4 Computer Associates Inc.	5.250%	12/1/2009	5,000	4,880
Computer Sciences Corp.	3.500%	4/15/2008	825	795
Computer Sciences Corp.	5.000%	2/15/2013	1,900	1,806
Deluxe Corp.	3.500%	10/1/2007	1,900	1,824
Deluxe Corp.	5.125%	10/1/2014	1,800	1,481
Electronic Data Systems	7.125%	10/15/2009	2,425	2,549
3 Electronic Data Systems	6.500%	8/1/2013	1,375	1,393
Electronic Data Systems	7.450%	10/15/2029	1,500	1,608
Equifax, Inc.	4.950%	11/1/2007	340	337
First Data Corp.	3.375%	8/1/2008	2,000	1,910
First Data Corp.	4.500%	6/15/2010	2,375	2,281
First Data Corp.	5.625%	11/1/2011	315	315
First Data Corp.	4.950%	6/15/2015	2,500	2,336
Harris Corp.	5.000%	10/1/2015	4,625	4,306
Hewlett-Packard Co.	3.625%	3/15/2008	11,825	11,468
Hewlett-Packard Co.	6.500%	7/1/2012	560	588
International Business Machines Corp.	6.450%	8/1/2007	2,425	2,463
International Business Machines Corp.	3.800%	2/1/2008	7,325	7,138
International Business Machines Corp.	5.375%	2/1/2009	3,975	3,988
International Business Machines Corp.	4.750%	11/29/2012	585	564
International Business Machines Corp.	7.500%	6/15/2013	3,650	4,089
International Business Machines Corp.	7.000%	10/30/2025	720	807
International Business Machines Corp.	6.220%	8/1/2027	6,550	6,769
International Business Machines Corp.	6.500%	1/15/2028	700	744
International Business Machines Corp.	7.125%	12/1/2096	6,735	7,517
Motorola, Inc.	7.625%	11/15/2010	4,494	4,884
Motorola, Inc.	8.000%	11/1/2011	1,675	1,872
Motorola, Inc.	7.500%	5/15/2025	4,850	5,579
Motorola, Inc.	6.500%	9/1/2025	2,675	2,783
Motorola, Inc.	6.500%	11/15/2028	2,175	2,272
4 Oracle Corp.	5.000%	1/15/2011	6,025	5,878
4 Oracle Corp.	5.250%	1/15/2016	10,875	10,438
Pitney Bowes Credit Corp.	5.750%	8/15/2008	5,425	5,480
Pitney Bowes, Inc.	4.875%	8/15/2014	2,925	2,780
Pitney Bowes, Inc.	4.750%	1/15/2016	10,800	10,036
Science Applications International Corp.	6.250%	7/1/2012	1,275	1,284
Science Applications International Corp.	5.500%	7/1/2033	1,775	1,578
Transportation (0.4%)
2 American Airlines, Inc.	6.855%	4/15/2009	4,452	4,541
American Airlines, Inc.	7.024%	10/15/2009	5,175	5,330
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	2,825	2,895
Burlington Northern Santa Fe Corp.	7.125%	12/15/2010	500	534
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	3,720	3,941
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	6,400	7,116
Canadian National Railway Co.	4.400%	3/15/2013	1,175	1,102
Canadian National Railway Co.	6.800%	7/15/2018	11,275	12,492
Canadian National Railway Co.	6.250%	8/1/2034	1,525	1,609
Canadian Pacific Rail	6.250%	10/15/2011	11,625	12,079
Canadian Pacific Rail	7.125%	10/15/2031	300	348
CNF, Inc.	6.700%	5/1/2034	3,600	3,532
Continental Airlines, Inc.	6.563%	2/15/2012	3,000	3,135
2 Continental Airlines, Inc.	6.648%	9/15/2017	7,524	7,562
2 Continental Airlines, Inc.	6.900%	1/2/2018	195	199
2 Continental Airlines, Inc.	6.545%	2/2/2019	560	565
CSX Corp.	6.250%	10/15/2008	875	891
CSX Corp.	6.750%	3/15/2011	3,300	3,462
CSX Corp.	6.300%	3/15/2012	5,150	5,321
CSX Corp.	7.950%	5/1/2027	325	396
4 ERAC USA Finance Co.	7.350%	6/15/2008	4,925	5,105
FedEx Corp.	2.650%	4/1/2007	3,525	3,434
FedEx Corp.	3.500%	4/1/2009	1,900	1,805
Mass Transit Railway Corp.	7.500%	11/8/2010	425	459
Norfolk Southern Corp.	7.350%	5/15/2007	9	9
Norfolk Southern Corp.	6.200%	4/15/2009	3,200	3,273
Norfolk Southern Corp.	6.750%	2/15/2011	1,200	1,266
Norfolk Southern Corp.	5.257%	9/17/2014	45	44
Norfolk Southern Corp.	7.700%	5/15/2017	6,375	7,337
Norfolk Southern Corp.	9.750%	6/15/2020	1,696	2,281
Norfolk Southern Corp.	5.590%	5/17/2025	634	605
Norfolk Southern Corp.	7.800%	5/15/2027	1,945	2,339
Norfolk Southern Corp.	5.640%	5/17/2029	1,155	1,092
Norfolk Southern Corp.	7.250%	2/15/2031	691	796
Norfolk Southern Corp.	7.050%	5/1/2037	6,275	7,062
Norfolk Southern Corp.	7.900%	5/15/2097	2,075	2,559
Southwest Airlines Co.	6.500%	3/1/2012	8,475	8,750
Southwest Airlines Co.	5.250%	10/1/2014	275	264
Southwest Airlines Co.	5.125%	3/1/2017	850	787
Union Pacific Corp.	7.250%	11/1/2008	3,875	4,044
Union Pacific Corp.	3.625%	6/1/2010	2,640	2,452
Union Pacific Corp.	6.650%	1/15/2011	9,005	9,415
Union Pacific Corp.	6.125%	1/15/2012	525	540
Union Pacific Corp.	6.500%	4/15/2012	2,682	2,811
Union Pacific Corp.	7.000%	2/1/2016	1,100	1,202
Union Pacific Corp.	7.125%	2/1/2028	1,000	1,126
Union Pacific Corp.	6.625%	2/1/2029	4,375	4,717
Other (0.0%)
Black & Decker Corp.	7.125%	6/1/2011	500	527
Black & Decker Corp.	4.750%	11/1/2014	3,800	3,494
Cooper Industries, Inc.	5.250%	7/1/2007	505	505
4 Cooper Industries, Inc.	5.250%	11/15/2012	4,650	4,498
Dover Corp.	4.875%	10/15/2015	2,050	1,942
Dover Corp.	5.375%	10/15/2035	650	597
Hughes Supply Inc.	5.500%	10/15/2014	3,350	3,365
Rockwell International Corp.	6.700%	1/15/2028	1,275	1,389

				3,231,475

Utilities (1.8%)
Electric (1.4%)
AEP Texas Central Co.	5.500%	2/15/2013	2,825	2,772
AEP Texas Central Co.	6.650%	2/15/2033	2,775	2,899
Alabama Power Co.	3.500%	11/15/2007	3,750	3,647
Alabama Power Co.	5.500%	10/15/2017	11,750	11,502
American Electric Power Co., Inc.	5.375%	3/15/2010	1,250	1,238
American Electric Power Co., Inc.	5.250%	6/1/2015	875	838
Arizona Public Service Co.	6.375%	10/15/2011	800	816
Arizona Public Service Co.	5.800%	6/30/2014	725	715
Arizona Public Service Co.	4.650%	5/15/2015	925	838
Arizona Public Service Co.	5.500%	9/1/2035	1,300	1,123
Boston Edison Co.	4.875%	4/15/2014	2,200	2,104
Carolina Power & Light Co.	5.125%	9/15/2013	405	391
CenterPoint Energy Houston	5.700%	3/15/2013	13,935	13,932
CenterPoint Energy Houston	5.750%	1/15/2014	500	498
CenterPoint Energy Houston	6.950%	3/15/2033	400	437
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	3,425	3,415
Cleveland Electric Illumination Co.	7.880%	11/1/2017	1,375	1,609
Columbus Southern Power	5.850%	10/1/2035	8,300	7,854
Commonwealth Edison Co.	3.700%	2/1/2008	1,150	1,115
Commonwealth Edison Co.	6.150%	3/15/2012	5,600	5,727
Commonwealth Edison Co.	5.875%	2/1/2033	590	561
Commonwealth Edison Co.	5.900%	3/15/2036	500	476
Consolidated Edison Co. of New York	5.625%	7/1/2012	375	377
Consolidated Edison Co. of New York	4.875%	2/1/2013	340	328
Consolidated Edison Co. of New York	5.375%	12/15/2015	1,600	1,579
Consolidated Edison Co. of New York	5.300%	3/1/2035	1,200	1,082
Constellation Energy Group, Inc.	6.125%	9/1/2009	6,800	6,924
Constellation Energy Group, Inc.	7.000%	4/1/2012	2,775	2,950
Constellation Energy Group, Inc.	7.600%	4/1/2032	8,290	9,460
Consumers Energy Co.	4.250%	4/15/2008	3,785	3,688
Consumers Energy Co.	4.800%	2/17/2009	5,900	5,787
Consumers Energy Co.	5.000%	2/15/2012	750	723
Consumers Energy Co.	5.375%	4/15/2013	3,575	3,498
Consumers Energy Co.	5.650%	4/15/2020	1,000	953
Detroit Edison Co.	6.125%	10/1/2010	5,730	5,873
Detroit Edison Co.	5.700%	10/1/2037	1,000	938
Dominion Resources, Inc.	4.125%	2/15/2008	450	439
Dominion Resources, Inc.	6.250%	6/30/2012	5,000	5,091
Dominion Resources, Inc.	5.150%	7/15/2015	1,250	1,175
Dominion Resources, Inc.	6.300%	3/15/2033	4,425	4,285
Dominion Resources, Inc.	5.250%	8/1/2033	3,225	3,064
Dominion Resources, Inc.	5.950%	6/15/2035	1,550	1,439
DTE Energy Co.	7.050%	6/1/2011	1,150	1,219
Duke Capital Corp.	7.500%	10/1/2009	500	530
Duke Capital Corp.	6.250%	2/15/2013	50	51
Duke Capital Corp.	6.750%	2/15/2032	2,700	2,825
Duke Energy Corp.	3.750%	3/5/2008	3,350	3,251
Duke Energy Corp.	6.250%	1/15/2012	8,750	9,030
Duke Energy Corp.	6.000%	12/1/2028	500	482
Duke Energy Corp.	6.450%	10/15/2032	3,800	3,872
El Paso Electric Co.	6.000%	5/15/2035	1,875	1,753
Empresa Nacional Electric	8.350%	8/1/2013	775	865
Energy East Corp.	6.750%	6/15/2012	6,050	6,408
Entergy Gulf States, Inc.	3.600%	6/1/2008	3,125	2,992
Exelon Corp.	4.900%	6/15/2015	5,200	4,816
Exelon Corp.	5.625%	6/15/2035	300	273
FirstEnergy Corp.	6.450%	11/15/2011	8,425	8,729
FirstEnergy Corp.	7.375%	11/15/2031	9,200	10,233
Florida Power & Light Co.	5.950%	10/1/2033	50	50
Florida Power & Light Co.	5.625%	4/1/2034	4,450	4,236
Florida Power & Light Co.	4.950%	6/1/2035	4,425	3,815
Florida Power & Light Co.	5.400%	9/1/2035	1,600	1,478
Florida Power & Light Co.	5.650%	2/1/2037	4,625	4,410
Florida Power Corp.	4.500%	6/1/2010	3,825	3,686
FPL Group Capital, Inc.	7.375%	6/1/2009	2,675	2,824
Jersey Central Power & Light	5.625%	5/1/2016	3,575	3,559
4 Kansas City Power & Light	6.050%	11/15/2035	2,075	1,992
MidAmerican Energy Co.	5.125%	1/15/2013	6,025	5,880
MidAmerican Energy Co.	6.750%	12/30/2031	4,750	5,147
MidAmerican Energy Co.	5.750%	11/1/2035	1,700	1,630
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	4,020	4,058
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	1,425	1,360
MidAmerican Energy Holdings Co.	8.480%	9/15/2028	700	864
4 MidAmerican Energy Holdings Co.	6.125%	4/1/2036	26,500	25,943
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	16,000	17,320
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	2,125	2,012
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	3,175	3,989
Niagara Mohawk Power Corp.	7.750%	10/1/2008	3,000	3,155
NiSource Finance Corp.	7.875%	11/15/2010	6,660	7,234
NiSource Finance Corp.	5.400%	7/15/2014	1,350	1,310
NiSource Finance Corp.	5.250%	9/15/2017	1,750	1,642
NiSource Finance Corp.	5.450%	9/15/2020	1,675	1,557
Northern States Power Co.	5.250%	7/15/2035	425	388
Oncor Electric Delivery Co.	6.375%	5/1/2012	2,600	2,669
Oncor Electric Delivery Co.	6.375%	1/15/2015	3,625	3,728
Oncor Electric Delivery Co.	7.000%	9/1/2022	100	106
Oncor Electric Delivery Co.	7.250%	1/15/2033	4,475	4,970
Pacific Gas & Electric Co.	3.600%	3/1/2009	4,800	4,564
Pacific Gas & Electric Co.	4.200%	3/1/2011	2,375	2,237
Pacific Gas & Electric Co.	4.800%	3/1/2014	5,400	5,109
Pacific Gas & Electric Co.	6.050%	3/1/2034	15,675	15,361
PacifiCorp	6.900%	11/15/2011	7,600	8,111
PacifiCorp	7.700%	11/15/2031	1,250	1,526
PacifiCorp	5.250%	6/15/2035	50	45
Pepco Holdings, Inc.	6.450%	8/15/2012	7,075	7,277
Pepco Holdings, Inc.	7.450%	8/15/2032	1,475	1,654
PPL Energy Supply LLC	6.400%	11/1/2011	7,000	7,218
PPL Energy Supply LLC	5.400%	8/15/2014	1,000	970
Progress Energy, Inc.	6.050%	4/15/2007	1,695	1,704
Progress Energy, Inc.	5.850%	10/30/2008	1,500	1,513
Progress Energy, Inc.	7.100%	3/1/2011	7,190	7,619
Progress Energy, Inc.	6.850%	4/15/2012	2,200	2,323
Progress Energy, Inc.	7.750%	3/1/2031	1,800	2,095
Progress Energy, Inc.	7.000%	10/30/2031	2,950	3,171
PSE&G Power LLC	6.950%	6/1/2012	16,050	17,032
PSE&G Power LLC	5.500%	12/1/2015	400	387
PSE&G Power LLC	8.625%	4/15/2031	5,650	7,182
PSI Energy Inc.	5.000%	9/15/2013	200	191
PSI Energy Inc.	6.120%	10/15/2035	1,400	1,357
Public Service Co. of Colorado	4.375%	10/1/2008	8,625	8,416
Public Service Co. of Colorado	7.875%	10/1/2012	8,625	9,729
Public Service Co. of Colorado	5.500%	4/1/2014	65	65
Puget Sound Energy Inc.	5.483%	6/1/2035	950	864
Reliant Energy Resources	7.750%	2/15/2011	500	542
SCANA Corp.	6.875%	5/15/2011	7,650	8,082
South Carolina Electric & Gas Co.	6.625%	2/1/2032	2,750	3,031
South Carolina Electric & Gas Co.	5.300%	5/15/2033	745	689
Southern California Edison Co.	5.000%	1/15/2014	3,450	3,324
Southern California Edison Co.	4.650%	4/1/2015	1,500	1,400
Southern California Edison Co.	5.000%	1/15/2016	3,050	2,908
Southern California Edison Co.	6.000%	1/15/2034	3,025	2,996
Southern California Edison Co.	5.750%	4/1/2035	1,025	980
Southern California Edison Co.	5.350%	7/15/2035	3,825	3,425
Southern California Edison Co.	5.625%	2/1/2036	8,550	8,004
Southern Power Co.	6.250%	7/15/2012	4,050	4,144
Southern Power Co.	4.875%	7/15/2015	275	256
TXU Energy Co.	7.000%	3/15/2013	1,900	1,979
Union Electric Co.	5.400%	2/1/2016	3,950	3,846
United Utilities PLC	5.375%	2/1/2019	7,500	6,924
Virginia Electric & Power Co.	5.400%	1/15/2016	350	338
Virginia Electric & Power Co.	6.000%	1/15/2036	5,175	4,900
Wisconsin Electric Power Co.	5.625%	5/15/2033	1,175	1,124
Xcel Energy, Inc.	7.000%	12/1/2010	700	738
Natural Gas (0.4%)
AGL Capital Corp.	7.125%	1/14/2011	2,525	2,693
AGL Capital Corp.	6.000%	10/1/2034	150	144
Atmos Energy Corp.	4.000%	10/15/2009	5,175	4,917
Atmos Energy Corp.	4.950%	10/15/2014	2,375	2,225
Boardwalk Pipelines LLC	5.500%	2/1/2017	1,475	1,422
CenterPoint Energy Resources	7.875%	4/1/2013	1,000	1,115
Consolidated Natural Gas	6.250%	11/1/2011	5,225	5,338
Consolidated Natural Gas	5.000%	12/1/2014	5,075	4,767
Consolidated Natural Gas	6.800%	12/15/2027	300	314
Duke Energy Field Services	7.875%	8/16/2010	4,600	4,983
Duke Energy Field Services	8.125%	8/16/2030	225	273
Enbridge Inc.	4.900%	3/1/2015	3,275	3,126
4 Energy Transfer Partners LP	5.650%	8/1/2012	4,550	4,429
Energy Transfer Partners LP	5.950%	2/1/2015	3,175	3,146
* Enron Corp.	7.625%	9/10/2004	2,000	830
* Enron Corp.	6.625%	11/15/2005	1,375	571
* Enron Corp.	7.125%	5/15/2007	8,646	3,588
* Enron Corp.	6.875%	10/15/2007	8,500	3,528
* Enron Corp.	6.750%	8/1/2009	6,445	2,675
Enterprise Products Operating LP	4.625%	10/15/2009	500	483
Enterprise Products Operating LP	4.950%	6/1/2010	4,850	4,710
Enterprise Products Operating LP	5.600%	10/15/2014	5,950	5,765
Enterprise Products Operating LP	6.875%	3/1/2033	1,775	1,820
Enterprise Products Operating LP	6.650%	10/15/2034	2,150	2,147
* HNG Internorth	9.625%	3/15/2006	4,680	1,942
KeySpan Corp.	7.625%	11/15/2010	1,400	1,511
Kinder Morgan Energy Partners LP	6.750%	3/15/2011	900	939
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	11,250	11,965
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	1,950	1,855
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	250	271
Kinder Morgan, Inc.	5.350%	1/5/2011	225	222
Kinder Morgan, Inc.	6.500%	9/1/2012	13,250	13,709
Kinder Morgan, Inc.	5.700%	1/5/2016	725	706
Kinder Morgan, Inc.	6.400%	1/5/2036	3,775	3,690
KN Energy, Inc.	7.250%	3/1/2028	1,975	2,122
Magellan Midstream Partners, LP	5.650%	10/15/2016	1,025	999
Oneok Inc.	5.200%	6/15/2015	3,500	3,315
Oneok Inc.	6.000%	6/15/2035	2,800	2,628
Panhandle Eastern Pipeline	4.800%	8/15/2008	450	442
San Diego Gas & Electric	5.300%	11/15/2015	3,750	3,672
San Diego Gas & Electric	5.350%	5/15/2035	950	859
Sempra Energy	7.950%	3/1/2010	3,075	3,321
Southern California Gas Co.	5.750%	11/15/2035	3,725	3,621
Southern Union Co.	7.600%	2/1/2024	1,000	1,087
Texas Eastern Transmission	5.250%	7/15/2007	900	897
Texas Gas Transmission	4.600%	6/1/2015	3,875	3,534
Trans-Canada Pipelines	4.000%	6/15/2013	3,725	3,408
Trans-Canada Pipelines	5.600%	3/31/2034	2,925	2,767
Trans-Canada Pipelines	5.850%	3/15/2036	2,550	2,497
*4 Yosemite Security Trust	8.250%	11/15/2004	31,685	19,962

				636,801

Total Corporate Bonds
(Cost $9,045,149)				8,883,814

Sovereign Bonds (U.S. Dollar-Denominated) (3.0%)

African Development Bank	3.250%	8/1/2008	7,350	7,067
Asian Development Bank	4.125%	9/15/2010	500	482
Asian Development Bank	5.593%	7/16/2018	2,100	2,148
Bayerische Landesbank	2.875%	10/15/2008	5,100	4,810
Canadian Government	5.250%	11/5/2008	2,175	2,184
Canadian Mortgage & Housing	2.950%	6/2/2008	1,000	957
China Development Bank	4.750%	10/8/2014	4,650	4,399
China Development Bank	5.000%	10/15/2015	1,800	1,704
Corp. Andina de Fomento	5.200%	5/21/2013	4,575	4,449
Development Bank of Japan	4.250%	6/9/2015	2,500	2,297
Eksportfinans	4.750%	12/15/2008	12,875	12,753
European Investment Bank	2.375%	6/15/2007	3,550	3,442
European Investment Bank	3.125%	10/15/2007	8,750	8,508
European Investment Bank	3.500%	3/14/2008	14,375	13,970
European Investment Bank	3.875%	8/15/2008	14,350	14,001
European Investment Bank	4.000%	3/3/2010	3,725	3,565
European Investment Bank	4.125%	9/15/2010	900	864
European Investment Bank	4.625%	5/15/2014	42,900	41,604
European Investment Bank	4.875%	2/16/2016	300	292
Export Development Canada	4.000%	8/1/2007	4,900	4,829
Export-Import Bank of Korea	4.500%	8/12/2009	3,900	3,783
Export-Import Bank of Korea	4.625%	3/16/2010	1,950	1,888
Export-Import Bank of Korea	5.125%	3/16/2015	1,075	1,032
Federation of Malaysia	8.750%	6/1/2009	6,800	7,437
Federation of Malaysia	7.500%	7/15/2011	7,225	7,865
Financement Quebec	5.000%	10/25/2012	4,650	4,577
Hellenic Republic	6.950%	3/4/2008	5,825	6,002
Instituto de Credito Oficial	6.000%	5/19/2008	5,725	5,843
Inter-American Development Bank	6.375%	10/22/2007	2,050	2,092
Inter-American Development Bank	5.750%	2/26/2008	11,250	11,396
Inter-American Development Bank	5.375%	11/18/2008	5,800	5,868
Inter-American Development Bank	5.625%	4/16/2009	19,100	19,443
Inter-American Development Bank	8.500%	3/15/2011	2,240	2,554
Inter-American Development Bank	4.375%	9/20/2012	6,250	5,976
Inter-American Development Bank	7.000%	6/15/2025	3,625	4,288
International Bank for Reconstruction & Development	4.125%	6/24/2009	925	900
International Bank for Reconstruction & Development	4.125%	8/12/2009	600	584
International Bank for Reconstruction & Development	5.000%	4/1/2016	625	618
International Bank for Reconstruction & Development	7.625%	1/19/2023	4,200	5,330
International Bank for Reconstruction & Development	8.875%	3/1/2026	1,050	1,500
International Bank for Reconstruction & Development	4.750%	2/15/2035	775	721
International Finance Corp.	3.000%	4/15/2008	10,475	10,075
Japan Bank International	4.750%	5/25/2011	575	563
Japan Finance Corp.	4.625%	4/21/2015	8,400	7,980
Korea Development Bank	3.875%	3/2/2009	1,975	1,892
Korea Development Bank	4.750%	7/20/2009	9,375	9,166
Korea Development Bank	4.625%	9/16/2010	2,675	2,585
Korea Development Bank	5.750%	9/10/2013	10,315	10,405
Korea Electric Power	7.750%	4/1/2013	7,500	8,420
Kreditanstalt fur Wiederaufbau	3.250%	7/16/2007	22,950	22,485
Kreditanstalt fur Wiederaufbau	3.750%	1/24/2008	8,400	8,207
Kreditanstalt fur Wiederaufbau	4.625%	11/17/2008	25,600	25,311
Kreditanstalt fur Wiederaufbau	3.250%	3/30/2009	18,400	17,524
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	10,575	10,228
Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	7,050	6,555
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	5,000	4,954
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/2010	1,425	1,375
Landwirtschaftliche Rentenbank	3.375%	11/15/2007	16,850	16,428
Landwirtschaftliche Rentenbank	3.250%	6/16/2008	4,675	4,499
Landwirtschaftliche Rentenbank	4.125%	7/15/2008	850	831
Landwirtschaftliche Rentenbank	3.875%	9/4/2008	8,725	8,487
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	2,225	2,159
Nordic Investment Bank	3.125%	4/24/2008	5,650	5,440
Oesterreichische Kontrollbank	4.250%	10/6/2010	400	387
Ontario Hydro Electric	6.100%	1/30/2008	650	661
Ontario Hydro Electric	7.450%	3/31/2013	3,400	3,841
Pemex Project Funding Master Trust	8.500%	2/15/2008	3,900	4,085
Pemex Project Funding Master Trust	6.125%	8/15/2008	5,650	5,707
3 Pemex Project Funding Master Trust	7.875%	2/1/2009	19,780	20,769
Pemex Project Funding Master Trust	9.125%	10/13/2010	1,845	2,066
3 Pemex Project Funding Master Trust	8.000%	11/15/2011	2,950	3,197
Pemex Project Funding Master Trust	7.375%	12/15/2014	385	410
Pemex Project Funding Master Trust	5.750%	12/15/2015	7,425	7,102
3 Pemex Project Funding Master Trust	8.625%	2/1/2022	8,355	9,859
4 Pemex Project Funding Master Trust	6.625%	6/15/2035	4,975	4,813
Pemex Project Funding Master Trust	6.625%	6/15/2035	3,325	3,217
People's Republic of China	7.300%	12/15/2008	2,325	2,438
^ People's Republic of China	4.750%	10/29/2013	2,325	2,225
Province of British Columbia	5.375%	10/29/2008	5,900	5,943
Province of Manitoba	7.500%	2/22/2010	5,075	5,481
Province of New Brunswick	3.500%	10/23/2007	14,575	14,199
Province of Nova Scotia	5.750%	2/27/2012	1,975	2,019
^ Province of Ontario	3.350%	7/16/2007	5,975	5,848
Province of Ontario	5.500%	10/1/2008	30,575	30,830
Province of Ontario	3.625%	10/21/2009	2,000	1,903
Province of Ontario	5.125%	7/17/2012	7,950	7,921
Province of Ontario	4.500%	2/3/2015	5,275	4,990
Province of Quebec	5.000%	7/17/2009	23,945	23,732
Province of Quebec	6.125%	1/22/2011	6,760	6,979
Province of Quebec	4.600%	5/26/2015	3,575	3,372
Province of Quebec	5.000%	3/1/2016	3,800	3,681
Province of Quebec	7.125%	2/9/2024	1,230	1,446
Province of Quebec	7.500%	9/15/2029	6,855	8,542
Province of Saskatchewan	7.375%	7/15/2013	1,600	1,804
Quebec Hydro Electric	6.300%	5/11/2011	12,450	12,850
Quebec Hydro Electric	8.000%	2/1/2013	5,200	5,981
Quebec Hydro Electric	7.500%	4/1/2016	100	115
Quebec Hydro Electric	8.400%	1/15/2022	950	1,234
Quebec Hydro Electric	8.050%	7/7/2024	2,600	3,346
Quebec Hydro Electric	8.500%	12/1/2029	500	686
Region of Lombardy, Italy	5.804%	10/25/2032	3,275	3,316
Republic of Chile	5.625%	7/23/2007	10,645	10,698
Republic of Chile	7.125%	1/11/2012	2,675	2,896
Republic of Chile	5.500%	1/15/2013	1,865	1,867
Republic of Hungary	4.750%	2/3/2015	10,950	10,240
Republic of Italy	3.625%	9/14/2007	23,000	22,536
Republic of Italy	3.750%	12/14/2007	7,950	7,783
Republic of Italy	4.000%	6/16/2008	1,850	1,807
Republic of Italy	3.250%	5/15/2009	6,625	6,271
Republic of Italy	6.000%	2/22/2011	14,025	14,445
Republic of Italy	5.625%	6/15/2012	33,575	34,135
^ Republic of Italy	4.500%	1/21/2015	14,200	13,526
Republic of Italy	4.750%	1/25/2016	500	476
Republic of Italy	6.875%	9/27/2023	9,600	10,953
Republic of Italy	5.375%	6/15/2033	15,275	14,691
Republic of Korea	8.875%	4/15/2008	11,000	11,848
Republic of Korea	4.250%	6/1/2013	9,875	9,150
Republic of Korea	4.875%	9/22/2014	4,125	3,965
Republic of Korea	5.625%	11/3/2025	1,750	1,704
Republic of Poland	6.250%	7/3/2012	5,775	5,995
Republic of Poland	5.250%	1/15/2014	770	757
Republic of Poland	5.000%	10/19/2015	3,625	3,474
Republic of South Africa	7.375%	4/25/2012	14,875	16,098
Republic of South Africa	6.500%	6/2/2014	1,025	1,071
Republic of South Africa	8.500%	6/23/2017	850	1,028
State of Israel	4.625%	6/15/2013	1,700	1,588
Swedish Export Credit Corp.	4.125%	10/15/2008	7,800	7,626
Swedish Export Credit Corp.	4.000%	6/15/2010	2,775	2,702
4 Tenaga Nasional	7.500%	1/15/2096	5,000	4,998
United Mexican States	10.375%	2/17/2009	9,540	10,699
United Mexican States	9.875%	2/1/2010	4,030	4,602
United Mexican States	8.375%	1/14/2011	10,142	11,217
United Mexican States	7.500%	1/14/2012	5,597	6,039
United Mexican States	6.375%	1/16/2013	5,231	5,362
United Mexican States	5.875%	1/15/2014	8,075	8,018
United Mexican States	6.625%	3/3/2015	2,711	2,829
United Mexican States	11.375%	9/15/2016	6,000	8,430
United Mexican States	5.625%	1/15/2017	54,350	52,638
United Mexican States	8.125%	12/30/2019	12,150	14,276
United Mexican States	8.300%	8/15/2031	18,780	22,696
United Mexican States	7.500%	4/8/2033	3,375	3,763
^ United Mexican States	6.750%	9/27/2034	11,325	11,710

Total Sovereign Bonds
(Cost $1,048,200)				1,033,193

Taxable Municipal Bonds (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	4,600	4,329
Illinois (Taxable Pension) GO	5.100%	6/1/2033	37,750	35,319
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	5,725	5,602
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	4,325	5,270
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	190	177
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	3,485	3,215
Oregon (Taxable Pension) GO	5.762%	6/1/2023	2,375	2,430
Oregon (Taxable Pension) GO	5.892%	6/1/2027	3,475	3,587
Oregon School Board Assn	5.528%	6/30/2028	1,475	1,459
Oregon School Board Assn. GO	4.759%	6/30/2028	2,475	2,234
Wisconsin Public Service Rev	4.800%	5/1/2013	3,025	2,916
Wisconsin Public Service Rev	5.700%	5/1/2026	3,425	3,478

Total Taxable Municipal Bonds

(Cost $69,552)				70,016

			Shares

Temporary Cash Investment (0.9%)

5 Vanguard Market Liquidity Fund, 4.715%
(Cost $327,078)			327,077,582	327,078

Total Investments (99.9%)
(Cost $35,450,792)				34,888,062

Other Assets and Liabilities—Net (0.1%)				17,861

Net Assets (100%)				34,905,923

* Non-income-producing security--security in default. ^Part of security position is on loan to broker/dealers.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3 Adjustable-rate note.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of these securities was $187,185,000, representing 0.5% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO - General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2006, the cost of investment securities for tax purposes was $35,450,792,000. Net unrealized depreciation of investment securities for tax purposes was $562,730,000, consisting of unrealized gains of $246,969,000 on securities that had risen in value since their purchase and $809,699,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts:The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At March 31, 2006, the fund had the following open swap contracts:

Total Return Swaps

Reference Entity/Termination Date	Dealer *	Notional Amount ($000)	Floating Interest Rate Paid**	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backed Securities Index
4/1/06	BA	65,000	4.633%	(1,657)
4/30/06	BA	75,000	4.809%	(2,688)
5/31/06	BA	75,000	4.809%	(2,688)
6/30/06	BA	75,000	4.799%	(1,520)
7/31/06	BA	35,000	4.799%	(709)
7/31/06	BA	50,000	4.879%	(514)
8/310/06	BA	100,000	4.749%	(516)
9/30/06	BA	100,000	4.759%	(520)
11/1/06	UBS	75,000	4.590%	(534)
11/30/06	BA	75,000	4.859%	(769)
12/31/06	BA	75,000	4.859%	(769)
Federal Home Loan Mortgage Corp., 6.000% 30-Year
7/1/06	UBS	92,000	4.370%	-
Federal National Mortgage Assn., 4.500% 15-Year
4/1/06	UBS	20,000	4.360%	(363)
Federal National Mortgage Assn., 5.000% 15-Year
7/1/06	UBS	21,000	4.360%	-
Federal National Mortgage Assn., 5.000% 30-Year
6/1/06	UBS	36,000	4.000%	(686)
7/1/06	UBS	50,000	4.440%	-

				(13,933)

*BA-Bank of America.
UBS-UBS Warburg.
**Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2006

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 16, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.